           As filed with the Securities and Exchange Commission on June 16, 2005
                                               Securities Act File No. 333-83071
                                        Investment Company Act File No. 811-9477

================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

           Registration Statement Under The Securities Act Of 1933           /X/

                         Pre-Effective Amendment No.                         / /

                       Post-Effective Amendment No. 20                       /X/

                                     and/or

       Registration Statement Under The Investment Company Act Of 1940       /X/

                              Amendment No. 22                               /X/
                        (Check appropriate box or boxes)

                          ING VARIABLE INSURANCE TRUST
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

                 Paul A. Caldarelli                      With copies to:
                ING Investments, LLC                 Jeffrey S. Puretz, Esq.
           7337 E. Doubletree Ranch Road                   Dechert LLP
                Scottsdale, AZ 85258                   1775 I Street, N.W.
      (Name and Address of Agent for Service)          Washington, DC 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)      / /      on (date) pursuant to paragraph (b)

/ /      60 days after filing pursuant to paragraph (a)(1)      / /      on (date) pursuant to paragraph (a)(1)

/ /      75 days after filing pursuant to paragraph (a)(2)      /X/      on August 31, 2005 pursuant to paragraph (a)(2) of
                                                                         Rule 485.

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          ING VARIABLE INSURANCE TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*        Cover Sheet

*        Contents of Registration Statement

*        Explanatory Note

*        Supplement dated August 31, 2005.

*        ING GET U.S. Core Portfolio -- Series 10 Prospectus dated August 31,
         2005.

*        ING GET U.S. Core Portfolio -- Series 11 Prospectus dated November 30,
         2005.

* ING GET U.S. Core Portfolio - Series 10 Statement of Additional Information dated August 31, 2005.

* ING GET U.S. Core Portfolio - Series 11 Statement of Additional Information dated November 30, 2005.

*        Part C

*        Signature Page

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 20 to the Registration Statement (the "Amendment") on Form N-1A for ING Variable Insurance Trust (the "Registrant") is being filed under Rule 485(a) under the Securities Act of 1933, as amended, for the purpose of registering two new series, the ING GET U.S. Core Portfolio - Series 10 and the ING GET U.S. Core Portfolio - Series 11.

                 ING VARIABLE INSURANCE TRUST (THE "REGISTRANT")

                Supplement dated August 31, 2005, to the current
ING GET U.S. Core Portfolio - Series 10 Prospectus dated August 31, 2005 and to the current ING GET U.S. Core Portfolio - Series 11 Prospectus dated November 30, 2005

The following is added to the current ING GET U.S. Core Portfolio - Series 10 Prospectus and ING GET U.S. Core Portfolio - Series 11 Prospectus of the above listed Registrant;

INFORMATION REGARDING TRADING OF ING'S U.S. MUTUAL FUNDS

ING Investments, LLC ("Investments"), the adviser to the ING Funds, has reported to the Boards of Directors/Trustees (the "Board") of the ING Funds that, like many U.S. financial services companies, Investments and certain of its U.S. affiliates have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. Investments has advised the Board that it and its affiliates have cooperated fully with each request.

In addition to responding to regulatory and governmental requests, Investments reported that management of U.S. affiliates of ING Groep N.V., including Investments (collectively, "ING"), on their own initiative, have conducted, through independent special counsel and a national accounting firm, an extensive internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. ING's internal review related to mutual fund trading is now substantially completed. ING has reported that, of the millions of customer relationships that ING maintains, the internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within ING's variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred, despite measures taken by ING intended to combat market timing. ING further reported that each of these arrangements has been terminated and fully disclosed to regulators. The results of the internal review were also reported to the independent members of the Board.

Investments has advised the Board that most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question in the U.S. Investments further reported that the companies in question did not receive special benefits in return for any of these arrangements, which have all been terminated.

Based on the internal review, Investments has advised the Board that the identified arrangements do not represent a systemic problem in any of the companies that were involved.

More specifically, Investments reported to the Board that, at this time, these instances include the following:

     - ING has identified three arrangements, dating from 1995, 1996 and 1998, under which the administrator to the then-Pilgrim Funds, which subsequently became part of the ING Funds, entered formal and informal arrangements that permitted frequent trading. ING Funds Distributor, LLC ("IFD") has received a notice from the staff of the NASD informing IFD that it has made a preliminary determination to recommend that disciplinary action be brought against IFD and one of its registered persons for violations of the NASD Conduct Rules and certain provisions of the federal securities laws in connection with these arrangements. As permitted under NASD procedures, IFD may respond to the NASD staff before the staff makes a final recommendation.
     - Aeltus Investment Management, Inc. (a predecessor entity to ING Investment Management Co.) has identified two investment professionals who engaged in extensive frequent trading in certain ING Funds. One was subsequently terminated for cause and incurred substantial financial penalties in connection with this conduct and the second has been disciplined.
     - ReliaStar Life Insurance Company ("ReliaStar") entered into agreements seven years ago permitting the owner of policies issued by the insurer to engage in frequent trading and to submit orders until 4pm Central Time. In 2001 ReliaStar also entered into a selling agreement with a broker-dealer that engaged in frequent trading. Employees of ING affiliates were terminated and/or disciplined in connection with these matters.
     - In 1998, Golden American Life Insurance Company entered into arrangements permitting a broker-dealer to frequently trade up to certain specific limits in a fund available in an ING variable annuity product. No employee responsible for this arrangement remains at the company.

For additional information regarding these matters, you may consult the Form 8-K for each of four life insurance companies, ING USA Annuity and Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company of New York, each filed with the Securities and Exchange Commission (the "SEC") on September 9, 2004. These Forms 8-K can be accessed through the SEC's Web site at http://www.sec.gov. Despite the extensive internal review conducted through independent special counsel and a national accounting firm, there can be no assurance that the instances of inappropriate trading reported to the Board are the only instances of such trading respecting the ING Funds.

Investments reported to the Board that ING is committed to conducting its business with the highest standards of ethical conduct with zero tolerance for noncompliance. Accordingly, Investments advised the Board that ING management was disappointed that its voluntary internal review identified these situations. Viewed in the context of the breadth and magnitude of its U.S. business as a whole, ING management does not believe that ING's acquired companies had systemic ethical or compliance issues in these areas. Nonetheless, Investments reported that given ING's refusal to tolerate any lapses, it has taken the steps noted below, and will continue to seek opportunities to further strengthen the internal controls of its affiliates.

     - ING has agreed with the ING Funds to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING's internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the Securities and Exchange Commission. Investments reported to the Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or its U.S. business.
     - ING updated its Code of Conduct for employees reinforcing its employees' obligation to conduct personal trading activity consistent with the law, disclosed limits, and other requirements.
     - The ING Funds, upon a recommendation from ING, updated their respective Codes of Ethics applicable to investment professionals with ING entities and certain other fund personnel, requiring such personnel to pre-clear any purchases or sales of ING Funds that are not systematic in nature (i.e., dividend reinvestment), and imposing minimum holding periods for shares of ING Funds.
     - ING instituted excessive trading policies for all customers in its variable insurance and retirement products and for shareholders of the ING Funds sold to the public through financial intermediaries. ING does not make exceptions to these policies.
     - ING reorganized and expanded its U.S. Compliance Department, and created an Enterprise Compliance team to enhance controls and consistency in regulatory compliance.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                           ING GET U.S. CORE PORTFOLIO


                                    SERIES 10


                                   PROSPECTUS


                                AUGUST 31, 2005


ING Variable Insurance Trust ("Fund") is an open-end investment company authorized to issue multiple portfolios. This Prospectus offers shares of ING GET U.S. Core Portfolio Series 10 ("Series"). Series 10 shares will be offered from September 7, 2005 through December 5, 2005. The Series is a funding option under certain variable annuity contracts.

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN ING GET U.S. CORE PORTFOLIO SERIES 10. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS NOT A BANK DEPOSIT, IS NOT GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE SERIES WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PRO.GETUSCORE-10

                               TABLE OF CONTENTS


                                                                                 PAGE
                                                                                 ----
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS                    1
WHAT YOU PAY TO INVEST                                                             6
OTHER CONSIDERATIONS                                                               7
MANAGEMENT OF THE SERIES                                                           7
INVESTMENTS IN, AND EXCHANGES AND REDEMPTIONS FROM, THE SERIES                     9
PORTFOLIO HOLDINGS DISCLOSURE POLICY                                              13
MATURITY DATE                                                                     13
TAX INFORMATION                                                                   13
ADDITIONAL INFORMATION                                                            13

         INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS


Shares of the Series are offered to insurance company separate accounts that fund variable annuity contracts. The Series has both an Offering Period and a Guarantee Period. The only time investors can invest in the Series is during the OFFERING PERIOD. The Offering Period will run from September 7, 2005 through December 5, 2005. During the Offering Period, all assets of the Series will be invested exclusively in short-term instruments.

Once the Offering Period terminates, the Guarantee Period begins. The GUARANTEE PERIOD will run from December 6, 2005 through December 5, 2012. The Series will mature on December 5, 2012 ("Maturity Date"). During the Guarantee Period all assets will be invested in accordance with the investment objective and strategies described below.


The insurance company offering a variable annuity contract with an option to allocate premiums to this Series guarantees Contract-holders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges ("GUARANTEE"). For purposes of determining the Guarantee, all dividends and distributions made by the Series, throughout the Guarantee Period, must be reinvested to ensure that the value of the investment on the Maturity Date is the same as the value on the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date are not subject to the Guarantee. Please refer to the contract prospectus, prospectus summary or disclosure statement for more information about the Guarantee.

SHARES OF THE SERIES WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE SERIES IF YOU REDEEM SHARES PRIOR TO THE MATURITY DATE. THERE IS NO GUARANTEE THAT THE SERIES WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

INVESTMENT OBJECTIVE. The Series seeks to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

PRINCIPAL INVESTMENT STRATEGIES. The Series invests at least 80% of its assets in equities and fixed income securities issued by U.S. companies or the U.S. government or its agencies. The Series will provide 60 days' prior written notice of any change in this investment strategy. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component (defined below) while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocates its assets among the following asset classes:

     - During the Offering Period, the Series' assets will be invested in short-term instruments.

                                                   ING GET U.S. Core Portfolio 1

     - During the Guarantee Period, the Series' assets will be allocated between the:

            - EQUITY COMPONENT, consisting of common stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), futures contracts on the S&P 500 Index, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds ("ETFs") that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index, in S&P 500 Index futures, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series' investments in such securities ("Equity Component"); and the

            - FIXED COMPONENT, consisting primarily of short- to intermediate-duration U.S. government securities ("Fixed Component").

The Series' asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while attempting to control the risk that an insurance company will be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, even when the equity market is doing well, or as to any investment returns generated by the Series.


ASSET ALLOCATION. ING Investment Management Co. ("ING IM" or "Sub-Adviser"), the Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period. After the first day, the model provides direction for any reallocations on a daily basis so that the allocation to the Equity Component or the Fixed Component may increase or decrease from the initial proportions. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that if it were to experience a "material decline" in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a "material decline" in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the "material decline" at 20%, more assets will likely be allocated to the Equity Component than if the "material decline" is defined at 30%. In addition, if a material decline is defined at 20%, rather than 30%, it is more likely that reallocations to the Fixed Component would occur when the value of the Equity Component declines. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

EQUITY COMPONENT. The Equity Component will be managed by the Sub-Adviser to the Series, subject to oversight by ING Investments, LLC ("ING Investments" or "Adviser"). In ordinary circumstances, the Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the S&P 500 Index, although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500 Index, as described below. The


2 ING GET U.S. Core Portfolio

S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation ("S&P").


The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 Index and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500 Index ("enhanced index strategy"). Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 Index are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the Equity Component will not hold all of the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 Index in both rising and falling markets.

Under normal market conditions, up to 20% of the Equity Component's net assets may be invested in futures contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in futures contracts on the S&P 500 Index and futures contracts on U.S. Treasury securities.

In the event that the Equity Component's market value is $5 million or less, the Sub-Adviser may invest the entire amount of the Equity Component's assets in S&P 500 Index futures, in ETFs, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series' investments in such securities. The Sub-Adviser may utilize this approach in order to maintain a close correlation between the performance of the Equity Component and that of the S&P 500 Index. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. In this event, the Sub-Adviser will not employ an enhanced index strategy.


FIXED COMPONENT. The Sub-Adviser seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody's Investors Service, Inc. ("Moody's") or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody's. The Fixed Component may also include U.S. Treasury futures and money market instruments.


PRINCIPAL RISKS. The principal risks of investing in the Series include all of the following:


ALLOCATION RISK. If at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to reduce the risk of market loss, which will decrease the likelihood that an insurance company


                                                  ING GET  U.S. Core Portfolio 3
would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not subsequently reallocate any assets into the ING GET Equity Component prior to the Maturity Date. USE OF THE FIXED COMPONENT REDUCES THE SERIES' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.


ACTIVE ASSET ALLOCATION MAY UNDERPERFORM STATIC STRATEGIES. An active asset allocation strategy such as that followed by the Series may underperform a more static strategy due to the impact of transaction costs. The asset allocation process results in transaction costs from the purchase and sale of securities. Volatile periods in the market may increase these costs. High transaction costs may have an adverse effect on the performance of the Series.

OPPORTUNITY COSTS. There are significant opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to reduce the risk of market loss, which will conserve Series assets to a level equal to or above the present value of the Guarantee.


Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series assets. If the market value of the Equity Component rises, the percentage of the Series' assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components, as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series' assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.


The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and the separate account under the variable annuity contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contract-holder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, have had significant positive performance during the Guarantee Period.

WORSE CASE SCENARIOS FOR THE SERIES' EQUITY PARTICIPATION. The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series' net asset value decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series' assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

4 ING GET U.S. Core Portfolio

IMPACT OF ANNUITY CHARGES AND OTHER EXPENSES. Contract-holders and Participants with interests in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, the Sub-Adviser uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor will be determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contract-holders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.

STOCK AND BOND INVESTMENTS. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the managers' skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal and/or interest. With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fixed Component of this Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. government or its agencies.

DECLINING INTEREST RATES. A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series' assets to the Fixed Component in order to assure that such assets do not fall below the present value of the Guarantee.

FUTURES CONTRACTS. The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class.

The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price

                                                   ING GET U.S. Core Portfolio 5
to decline. Markets for underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

HOW THE SERIES HAS PERFORMED

Because the Series is new, it does not have return information an investor might find useful in evaluating the risks of investing in the Series.

WHAT YOU PAY TO INVEST

The table that follows shows operating expenses paid each year by the Series. The table does not reflect expenses or charges which are, or may be, imposed under your variable annuity contract. If such expenses or charges were reflected, the overall expenses shown would be higher. You will find details about these expenses and charges in the accompanying prospectus or other contract disclosure document.

ANNUAL SERIES OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE SERIES ASSETS)(1)


                                                                                         FEES
                                                                                        WAIVED/
                                                                        SERIES         REIMBURSED
                        MANAGEMENT     DISTRIBUTION       OTHER        OPERATING     BY INVESTMENT
                           FEES           FEES(2)        EXPENSES      EXPENSES        MANAGER(3)      NET EXPENSES
                        ----------    --------------    ----------    ----------    ---------------   ---------------
ING GET U.S.
   Core Portfolio --
      Series 10
   Offering Period         0.25%           0.25%           0.15%         0.65%            --               0.65%
   Guarantee
      Period               0.60%           0.25%           0.15%         1.00%            --               1.00%


(1) This table shows the estimated operating expenses for the Series as a ratio of expenses to average daily net assets.

(2) Pursuant to a Distribution Plan adopted by the Series under Rule 12b-1 under the Investment Company Act of 1940, as amended, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the Statement of Additional Information.


(3) ING Investments has entered into an expense limitation contract with the Series, under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 5, 2012. The expense limit for the Series is shown as "Net Expenses". Fee waiver and/or reimbursements by ING Investments may vary in order to achieve such contractually obligated "Net Expenses". The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the investment management agreement.


EXAMPLE


The Example on the following page is intended to help you compare the cost of investing in the Series with the cost of investing in other variable product funds. THE EXAMPLE DOES NOT


6 ING GET U.S. Core Portfolio

REFLECT EXPENSES AND CHARGES WHICH ARE, OR MAY BE, IMPOSED UNDER YOUR VARIABLE ANNUITY CONTRACT. The Example assumes that you invested $10,000. The Example also assumes that you reinvested all your dividends, the Series earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



                                                                   1 YEAR*   3 YEARS*   5 YEARS*
                                                                   -------   --------   --------
ING GET U.S. Core Portfolio -- Series 10                           $   [ ]   $    [ ]   $    [ ]



* ING Investments is contractually obligated to waive fees and/or reimburse expenses through December 5, 2012. Therefore, all figures reflect this waiver/reimbursement for each period indicated. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of a termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.


OTHER CONSIDERATIONS

In addition to the principal investments, strategies and risks described above, the Series may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the STATEMENT OF ADDITIONAL INFORMATION ("SAI").

CLOSING THE SERIES. If the Series assets do not reach $100 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions during the Offering Period, the Board of Trustees ("Board") reserves the right not to operate the Series in accordance with its investment objective. In that event, ING IM will continue to invest the Series assets in short-term instruments and the insurance company will notify investors that the Series is being discontinued. Investors will have 45 days from the end of the Offering Period to transfer their money from the Series. If, at the end of the 45-day period, an investor has not yet made an election, his or her investment in the Series will be transferred to a money market fund investment option available under the variable annuity contract until further direction from the investor is received.

MANAGEMENT OF THE SERIES

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Series. ING Investments has overall responsibility for the management of the Series. ING Investments provides or oversees all investment advisory and portfolio management services for the Series, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Series, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 113,000 employees.


As of June 30, 2005 ING Investments managed over $[ ] billion in assets.


The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

                                                   ING GET U.S. Core Portfolio 7

For its services, ING Investments is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on average daily net assets of the Series.


U.S. Core Portfolio              Offering Period    0.25%
Series 10                        Guarantee Period   0.60%



For information regarding the basis for the Board's approval of the investment advisory or sub-advisory relationships, please refer to the Series' SAI.


SUB-ADVISER

ING Investments acts as a "manager-of-managers" for the Series. ING Investments delegates to the Sub-Adviser of the Series the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Series. From time to time, ING Investments may also recommend the appointment of an additional or replacement sub-adviser to the Series' Board. The Series and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Series' Board, to replace a non-affiliated sub-adviser, as well as change the terms of a contract with a nonaffiliated sub-adviser, without submitting the contract to a vote of the Series' shareholders. The Series will notify shareholders of any change in the identity of the sub-adviser of the Series. In this event, the name of the Series and its investment strategy may also change.

ING Investments has engaged ING IM, a Connecticut corporation, formerly known as Aeltus Investment Management, Inc., to serve as the Sub-Adviser to the Series. ING IM is responsible for managing the assets of the Series in accordance with its investment objective and policies, subject to oversight by ING Investments.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect wholly owned subsidiary of ING Groep N.V., and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of June 30, 2005 ING IM managed approximately $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.


PORTFOLIO MANAGEMENT

ASSET ALLOCATION. Mary Ann Fernandez, Senior Vice President, ING IM, is responsible for overseeing the overall strategy of the Series and the allocation of the Series' assets between the Equity and Fixed Components. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by ING IM.

The following people are primarily responsible for the day-to-day management of the Series:

EQUITY COMPONENT. The following individuals share responsibility for the day-to-day management of the Equity Component.

8 ING GET U.S. Core Portfolio

Hugh T.M. Whelan, Portfolio Manager, ING IM, is Head of Quantitative Equities. Previously, Mr. Whelan was a quantitative portfolio manager in ING IM's fixed-income group, specializing in corporate securities.


Douglas E. Cote, Portfolio Manager, ING IM, has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing applications for ING IM's equity department.

FIXED COMPONENT. The following individual is responsible for the day-to-day management of the Fixed Component:

James B. Kauffmann, Portfolio Manager, joined ING IM in 1996 and has over 18 years of investment experience. Prior to joining ING IM he was a senior fixed-income portfolio manager with Alfa Investments Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and each Portfolio Manager's ownership of securities in the Series.

INVESTMENTS IN, AND EXCHANGES AND REDEMPTIONS FROM, THE SERIES

FREQUENT TRADING -- MARKET TIMING. The Series is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Series. Shares of the Series are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the variable contracts issued by insurance companies, and as investment options for qualified plans. The Series reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Series determines not to be in the best interest of the Series.

The Series relies on the financial intermediary to monitor frequent, short-term trading within the Series by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a variable contract, the prospectus that describes that contract, for its policies regarding frequent short-term trading. The Series seeks assurances from the financial intermediary that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Series believes that frequent, short-term trading in any account, including a variable contract or qualified plan account is not in the best interest of the Series or the Series' shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Series and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Series' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Series' performance.

                                                   ING GET U.S. Core Portfolio 9

Investment in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Series computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Series' current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Series based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in a fund which does not invest in foreign securities. For example, if trading in a security held by the Series is halted and does not resume prior to the time the Series calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Series has adopted fair valuation policies and procedures intended to reduce the Series' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Series' NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Series' shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Series followed by financial intermediaries that use the Series are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Series will occur. Moreover, decisions to allow trades may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of shareholders.

Please refer to the documents pertaining to the variable annuity contract for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Series and any fees that may apply, and what your options are on the Maturity Date.

12b-1 PLAN. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor"), the Series' principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the Series' shares and providing certain related services. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Orders for the purchase or redemption of Series shares that are received before the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) are effected at the net asset value ("NAV") per share determined that day, as described below. The insurance company has been designated an agent of the Series for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Series, provided that the Series receives notice of the orders by 9:30 a.m. Eastern time the next day on which the NYSE is open for trading.

10 ING GET U.S. Core Portfolio

HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in variable life and variable annuity contracts ("Variable Contracts") by affiliated and non-affiliated insurance companies. In addition to paying fees under the Series' Distribution Plan, the Series' Adviser or Distributor, out of its own resources and without additional cost to the Series or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Series by those companies. The Series' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Series. These payments may also provide incentive for insurance companies to make the Series available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Series.

The distributing broker-dealer for the Series is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Series by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Series. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the Series advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Series may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Series, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

NET ASSET VALUE. The NAV per share for each Series of the Fund is determined each business day at Market Close. The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each Series of the Fund is calculated by taking

                                                  ING GET U.S. Core Portfolio 11
the value of the Fund's assets attributable to that Series, subtracting the Fund's liabilities attributable to that Series, and dividing by the number of shares of that Series that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from independent pricing services. To the extent a Series invests in other registered investment companies, the Series' NAV is calculated based on the current NAV of the registered investment company in which the Series invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Series' NAV is not calculated. As a result, the NAV of the Series may change on days when shareholders will not be able to purchase or redeem the Series' shares.

When market quotations are not available or are deemed unreliable, the Series will use a fair value for the security in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

     - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

     -  Securities of an issuer that has entered into a restructuring;

     -  Securities whose trading has been halted or suspended;

     - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

     -  Securities that are restricted as to transfer or resale.

The Series or Adviser may rely on the recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Series could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Series determines its NAV per share.

When an insurance company or qualified plan is buying shares of the Series, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or qualified plan participant is received in proper form. When an insurance company or qualified plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or qualified plan participant is received in proper form.

12 ING GET U.S. Core Portfolio

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Series' portfolio securities is available in the SAI. The Series posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Series will post the quarter ending June 30 holdings on August 1.) The Series' portfolio holdings schedule will, at a minimum, remain available on the Series' website until the Series files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Series' website is located at www.ingfunds.com.

MATURITY DATE

Before the Maturity Date, the insurance company will send a notice to Contract-holders or Participants who have amounts in the Series to remind them that the Maturity Date is approaching and to choose other investment options into which Series amounts will be transferred to at the close of business on the Maturity Date. If investors do not make a choice, at the close of business on the Maturity Date the insurance company will transfer Series amounts to funds designated by the insurance company.

TAX INFORMATION

The Series intends to qualify as a regulated investment company by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Series generally will not be subject to tax on its ordinary income and net realized capital gains.

The Series also intends to comply with the diversification requirements of
Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts so that those contract owners should not be subject to federal tax on distributions from the Series to the separate accounts. Contract owners should review their contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract.

DIVIDENDS AND DISTRIBUTIONS. Dividends and capital gains distributions, if any, are paid on an annual basis around the end of the calendar year. To comply with federal tax regulations, the Series, if necessary, would pay any additional capital gains distribution in June. Dividends and distributions are automatically reinvested at NAV in shares of the Series.

ADDITIONAL INFORMATION

The SAI, which is legally part of this Prospectus and is incorporated by reference into this Prospectus, contains more detailed information about the Series and the Fund generally. Additional information about the Series also will be available in the Series' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' recent performance and the financial statements and the independent registered public accounting firm's reports during its last fiscal year.

                                                  ING GET U.S. Core Portfolio 13

You may request free of charge the current SAI, annual and semi-annual reports or other information about the Series, by calling 1-800-531-4547 or writing to:

                           ING GET U.S. Core Portfolio
                                  P.O. Box 9271
                            Des Moines, IA 50306-9271

                    or visit our website at www.ingfunds.com

The SEC also makes available to the public reports and information about the Series. Certain reports and information, including the SAI, are available on the EDGAR database on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Series, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                    Investment Company Act File No. 811-9477


14 ING GET U.S. Core Portfolio


PRO.GETUS Core-10

                           ING GET U.S. CORE PORTFOLIO


                                    SERIES 11


                                   PROSPECTUS


                                NOVEMBER 30, 2005


ING Variable Insurance Trust ("Fund") is an open-end investment company authorized to issue multiple portfolios. This Prospectus offers shares of ING GET U.S. Core Portfolio Series 11 ("Series"). Series 11 shares will be offered from December 6, 2005 through March 1, 2006. The Series is a funding option under certain variable annuity contracts.

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT INVESTING IN ING GET U.S. CORE PORTFOLIO SERIES 11. YOU SHOULD READ IT CAREFULLY BEFORE YOU INVEST, AND KEEP IT FOR FUTURE REFERENCE. PLEASE NOTE THAT YOUR INVESTMENT IS NOT A BANK DEPOSIT, IS NOT GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND IS AFFECTED BY MARKET FLUCTUATIONS. THERE IS NO GUARANTEE THAT THE SERIES WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AS WITH ALL MUTUAL FUNDS, THE U.S. SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS THE SEC JUDGED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR ADEQUATE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


PRO.GETUSCORE-11

                                TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS              1
WHAT YOU PAY TO INVEST                                                       6
OTHER CONSIDERATIONS                                                         7
MANAGEMENT OF THE SERIES                                                     7
INVESTMENTS IN, AND EXCHANGES AND REDEMPTIONS FROM, THE SERIES               9
PORTFOLIO HOLDINGS DISCLOSURE POLICY                                        13
MATURITY DATE                                                               13
TAX INFORMATION                                                             13
ADDITIONAL INFORMATION                                                      13

         INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS


Shares of the Series are offered to insurance company separate accounts that fund variable annuity contracts. The Series has both an Offering Period and a Guarantee Period. The only time investors can invest in the Series is during the OFFERING PERIOD. The Offering Period will run from December 6, 2005 through March 1, 2006. During the Offering Period, all assets of the Series will be invested exclusively in short-term instruments.

Once the Offering Period terminates, the Guarantee Period begins. The GUARANTEE PERIOD will run from March 2, 2006 through February 28, 2013. The Series will mature on February 28, 2013 ("Maturity Date"). During the Guarantee Period all assets will be invested in accordance with the investment objective and strategies described below.


The insurance company offering a variable annuity contract with an option to allocate premiums to this Series guarantees Contract-holders and Participants that on the Maturity Date they will receive no less than the value of their separate account investment directed to the Series as of the last day of the Offering Period, adjusted for certain charges ("GUARANTEE"). For purposes of determining the Guarantee, all dividends and distributions made by the Series, throughout the Guarantee Period, must be reinvested to ensure that the value of the investment on the Maturity Date is the same as the value on the last day of the Offering Period. Amounts withdrawn prior to the Maturity Date are not subject to the Guarantee. Please refer to the contract prospectus, prospectus summary or disclosure statement for more information about the Guarantee.

SHARES OF THE SERIES WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE SERIES IF YOU REDEEM SHARES PRIOR TO THE MATURITY DATE. THERE IS NO GUARANTEE THAT THE SERIES WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

INVESTMENT OBJECTIVE. The Series seeks to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period.

PRINCIPAL INVESTMENT STRATEGIES. The Series invests at least 80% of its assets in equities and fixed income securities issued by U.S. companies or the U.S. government or its agencies. The Series will provide 60 days' prior written notice of any change in this investment strategy. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component (defined below) while protecting Series assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee. The Series allocates its assets among the following asset classes:

     - During the Offering Period, the Series' assets will be invested in short-term instruments.

                                                   ING GET U.S. Core Portfolio 1

     - During the Guarantee Period, the Series' assets will be allocated between the:

             - EQUITY COMPONENT, consisting of common stocks included in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), futures contracts on the S&P 500 Index, and when the Equity Component's market value is $5 million or less, investments in exchange traded funds ("ETFs") that can reasonably be expected to have at least a 95% correlation ratio with the S&P 500 Index, in S&P 500 Index futures, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series' investments in such securities ("Equity Component"); and the

             - FIXED COMPONENT, consisting primarily of short- to intermediate-duration U.S. government securities ("Fixed Component").

The Series' asset allocation strategy is implemented by allocating assets appropriately to the Equity Component and to the Fixed Component to optimize exposure to the Equity Component while attempting to control the risk that an insurance company will be required to make payment under the Guarantee. Consequently, there can be no assurance as to the percentage of assets, if any, allocated to the Equity Component, even when the equity market is doing well, or as to any investment returns generated by the Series.


ASSET ALLOCATION. ING Investment Management Co. ("ING IM" or "Sub-Adviser"), the Sub-Adviser to the Series, uses a proprietary computer model to determine on a daily basis the percentage of assets allocated to the Equity Component and to the Fixed Component. The model evaluates a number of factors, including the then current market value of the Series, the then prevailing level of interest rates, equity market volatility, the Series' total annual expenses, insurance company separate account expenses, and the Maturity Date. The model determines the initial allocation between the Equity Component and the Fixed Component on the first day of the Guarantee Period. After the first day, the model provides direction for any reallocations on a daily basis so that the allocation to the Equity Component or the Fixed Component may increase or decrease from the initial proportions. Generally, as the value of the Equity Component rises, more assets are allocated to the Equity Component; as the value of the Equity Component declines, more assets are allocated to the Fixed Component. The amount directed to the Equity Component is always restricted so that if it were to experience a "material decline" in value on a given day and before being redirected to the Fixed Component, the remaining assets would still be sufficient to meet the Guarantee. At the commencement of the Guarantee Period, the Series will define a "material decline" in value as a decline in the value of the Equity Component of at least 20% but no more than 30%. In the event the Series defines the "material decline" at 20%, more assets will likely be allocated to the Equity Component than if the "material decline" is defined at 30%. In addition, if a material decline is defined at 20%, rather than 30%, it is more likely that reallocations to the Fixed Component would occur when the value of the Equity Component declines. The allocation to the Equity Component or the Fixed Component may be zero under certain circumstances.

EQUITY COMPONENT. The Equity Component will be managed by the Sub-Adviser to the Series, subject to oversight by ING Investments, LLC ("ING Investments" or "Adviser"). In ordinary circumstances, the Sub-Adviser invests at least 80% of the Equity Component's net assets in stocks included in the S&P 500 Index, although the weightings of the stocks will vary somewhat from their respective weightings in the S&P 500 Index, as described below. The


2 ING GET U.S. Core Portfolio

S&P 500 Index is a stock market index comprised of common stocks of 500 of the largest publicly traded companies in the U.S. selected by Standard and Poor's Corporation ("S&P").


The Sub-Adviser manages the Equity Component by overweighting those stocks that it believes will outperform the S&P 500 Index and underweighting (or avoiding altogether) those stocks that it believes will underperform the S&P 500 Index ("enhanced index strategy"). Stocks that the Sub-Adviser believes are likely to match the performance of the S&P 500 Index are generally invested in proportion to their representation in the index. To determine which stocks to weight more or less heavily, the Sub-Adviser uses internally developed quantitative computer models to evaluate various criteria, such as the financial strength of each company and its potential for strong, sustained earnings growth. Although the Equity Component will not hold all of the stocks in the S&P 500 Index, the Sub-Adviser expects that there will be a close correlation between the performance of the Equity Component and that of the S&P 500 Index in both rising and falling markets.

Under normal market conditions, up to 20% of the Equity Component's net assets may be invested in futures contracts for hedging purposes or to maintain liquidity to meet shareholder redemptions and minimize trading costs. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. During the Guarantee Period, the Series may only invest in futures contracts on the S&P 500 Index and futures contracts on U.S. Treasury securities.

In the event that the Equity Component's market value is $5 million or less, the Sub-Adviser may invest the entire amount of the Equity Component's assets in S&P 500 Index futures, in ETFs, or in a combination of S&P 500 Index futures and ETFs, subject to any limitation on the Series' investments in such securities. The Sub-Adviser may utilize this approach in order to maintain a close correlation between the performance of the Equity Component and that of the S&P 500 Index. ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. In this event, the Sub-Adviser will not employ an enhanced index strategy.


FIXED COMPONENT. The Sub-Adviser seeks to select investments for the Fixed Component with financial characteristics that will, at any point in time, closely resemble those of a portfolio of zero coupon bonds which mature within three months of the Maturity Date. Generally, at least 55% of the Fixed Component will consist of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. The Fixed Component may also consist of mortgage backed securities (including commercial mortgage backed securities) which are rated AAA or Aaa at the time of purchase by Moody's Investors Service, Inc. ("Moody's") or S&P, respectively, and corporate obligations which are rated at the time of purchase A- or higher by S&P and/or Aa3 or higher by Moody's. The Fixed Component may also include U.S. Treasury futures and money market instruments.


PRINCIPAL RISKS. The principal risks of investing in the Series include all of the following:


ALLOCATION RISK. If at the inception of, or any time during, the Guarantee Period interest rates are low, the Series' assets may be largely invested in the Fixed Component in order to reduce the risk of market loss, which will decrease the likelihood that an insurance company


                                                   ING GET U.S. Core Portfolio 3
would be required to make any payment under the Guarantee. The effect of low interest rates on the Series would likely be more pronounced at the inception of the Guarantee Period, as the initial allocation of assets would include more fixed income securities. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component. In fact, if the value of the Equity Component were to decline by a significant amount, a complete reallocation to the Fixed Component would likely occur. In the event of a reallocation of 100% of the assets to the Fixed Component, the Series would not subsequently reallocate any assets into the Equity Component prior to the Maturity Date. USE OF THE FIXED COMPONENT REDUCES THE SERIES' ABILITY TO PARTICIPATE AS FULLY IN UPWARD EQUITY MARKET MOVEMENTS, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES AND THEREFORE REPRESENTS SOME LOSS OF OPPORTUNITY, OR OPPORTUNITY COST, COMPARED TO A PORTFOLIO THAT IS FULLY INVESTED IN EQUITIES.


ACTIVE ASSET ALLOCATION MAY UNDERPERFORM STATIC STRATEGIES. An active asset allocation strategy such as that followed by the Series may underperform a more static strategy due to the impact of transaction costs. The asset allocation process results in transaction costs from the purchase and sale of securities. Volatile periods in the market may increase these costs. High transaction costs may have an adverse effect on the performance of the Series.

OPPORTUNITY COSTS. There are significant opportunity costs associated with an investment in the Series. The Series may allocate a substantial portion, and under certain circumstances all, of the Series' assets to the Fixed Component in order to reduce the risk of market loss, which will conserve Series assets to a level equal to or above the present value of the Guarantee.


Initially, if interest rates are low, the allocation to the Fixed Component may be over 70% of the Series assets. If the market value of the Equity Component rises, the percentage of the Series' assets allocated to the Equity Component generally will also rise. However, the relative volatility of these two Components, as well as the past performance of the Series will affect these allocations. For example, if the Series incurs early losses, the Series may allocate 100% of the Series' assets to the Fixed Component for the entire Guarantee Period, irrespective of the subsequent upward movements in the equity markets and/or the Equity Component.


The extent to which the Series participates in upward movements in the Equity Component during the Guarantee Period will depend on the performance of the Series, the performance and volatility of the Fixed and Equity Components, interest rates, expenses of the Series and the separate account under the variable annuity contract, and other factors. The Series might capture a material portion, very little or none of any Equity Component increase.

It is possible that on the Maturity Date, a Contract-holder or Participant could receive only the guaranteed amount even though the equity markets, as well as the Equity Component, have had significant positive performance during the Guarantee Period.

WORSE CASE SCENARIOS FOR THE SERIES' EQUITY PARTICIPATION. The opportunity cost of not allocating assets to the Equity Component will be particularly high if early in the Guarantee Period: (a) the Series' net asset value decreases; or (b) the value of the Equity Component declines. In either case, all or substantially all of the Series' assets could be allocated to the Fixed Component for the remainder of the Guarantee Period.

4 ING GET U.S. Core Portfolio

IMPACT OF ANNUITY CHARGES AND OTHER EXPENSES. Contract-holders and Participants with interests in the Series through separate accounts are not subject to identical separate account charges. In its proprietary computer model, the Sub-Adviser uses an expense factor designed to have the Series produce a return which may cover some portion of these charges. The expense factor will be determined at the inception of the Guarantee Period. If the expense factor is set to cover the higher charges, the initial asset allocation to the Equity Component will be lower. Accordingly, the level of the expense factor chosen by the Series may represent a greater opportunity cost to Contract-holders and Participants with lower separate account charges. Regardless of where the expense factor is set, it will not affect the Guarantee payable by the insurance company.

STOCK AND BOND INVESTMENTS. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The performance of the Equity Component also depends significantly on the managers' skill in determining which securities to overweight, underweight or avoid altogether.

The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market prices of STRIPS generally are more volatile than the market prices of other fixed income securities with similar maturities that pay interest periodically. With corporate bonds, there is a risk that the issuer will default on the payment of principal and/or interest. With mortgage backed securities, there is a risk of prepayment of the underlying mortgage. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Series may have to reinvest the proceeds of prepayments at lower yields. In addition, with credit risk, the Series could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. The Fixed Component of this Series is subject to less credit risk than other funds because it principally invests in debt securities issued or guaranteed by the U.S. government or its agencies.

DECLINING INTEREST RATES. A decline in prevailing U.S. interest rates could materially increase the opportunity costs. Any such decline would increase the present value of the Guarantee, potentially causing the Series to allocate all or substantially all of the Series' assets to the Fixed Component in order to assure that such assets do not fall below the present value of the Guarantee.

FUTURES CONTRACTS. The Series may invest in futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. The Series uses futures for hedging purposes or to temporarily increase or limit exposure to a particular asset class.

The main risk with futures contracts is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual investment made in the futures contract.

RISKS OF USING DERIVATIVES. Certain securities in which the Series may invest, including futures contracts, are derivative instruments. In general terms, a derivative instrument is a financial contract whose value is derived, at least in part, from the performance of an underlying asset, interest rate, or index. If the issuer of a derivative does not pay the amount owed on the contract when due, the Series can lose money on the investment. The underlying investment on which the derivative is based, and the derivative itself, might not perform in the manner the Sub-Adviser expected, which could cause the Series' share price

                                                   ING GET U.S. Core Portfolio 5
to decline. Markets for underlying securities may move in a direction not anticipated by the Sub-Adviser, which may result in the Series' realizing a lower return than expected on an investment.

HOW THE SERIES HAS PERFORMED

Because the Series is new, it does not have return information an investor might find useful in evaluating the risks of investing in the Series.

WHAT YOU PAY TO INVEST

The table that follows shows operating expenses paid each year by the Series. The table does not reflect expenses or charges which are, or may be, imposed under your variable annuity contract. If such expenses or charges were reflected, the overall expenses shown would be higher. You will find details about these expenses and charges in the accompanying prospectus or other contract disclosure document.

ANNUAL SERIES OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM THE SERIES ASSETS)(1)


                                                                                   FEES
                                                                                  WAIVED/
                                                                    SERIES      REIMBURSED
                           MANAGEMENT   DISTRIBUTION    OTHER      OPERATING   BY INVESTMENT
                              FEES         FEES(2)     EXPENSES    EXPENSES      MANAGER(3)     NET EXPENSES
                           ----------   ------------   --------    ---------   --------------   ------------
ING GET U.S.
   Core Portfolio --
      Series 11
   Offering Period            0.25%         0.25%        0.15%       0.65%          --             0.65%
   Guarantee Period           0.60%         0.25%        0.15%       1.00%          --             1.00%


(1) This table shows the estimated operating expenses for the Series as a ratio of expenses to average daily net assets.

(2) Pursuant to a Distribution Plan adopted by the Series under Rule 12b-1 under the Investment Company Act of 1940, as amended, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the Statement of Additional Information.


(3) ING Investments has entered into an expense limitation contract with the Series, under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through February 28, 2013. The expense limit for the Series is shown as "Net Expenses". Fee waiver and/or reimbursements by ING Investments may vary in order to achieve such contractually obligated "Net Expenses". The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the investment management agreement.


EXAMPLE

The Example on the following page is intended to help you compare the cost of investing in the Series with the cost of investing in other variable product funds. THE EXAMPLE DOES NOT REFLECT EXPENSES AND CHARGES WHICH ARE, OR MAY BE, IMPOSED UNDER YOUR VARIABLE ANNUITY

6 ING GET U.S. Core Portfolio

CONTRACT. The Example assumes that you invested $10,000. The Example also assumes that you reinvested all your dividends, the Series earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



                                                   1 YEAR*    3 YEARS*    5 YEARS*
                                                   -------    --------    --------
ING GET U.S. Core Portfolio -- Series 11            $ [ ]      $ [ ]       $ [ ]



* ING Investments is contractually obligated to waive fees and/or reimburse expenses through February 28, 2013. Therefore, all figures reflect this waiver/reimbursement for each period indicated. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments provides written notice of a termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.


OTHER CONSIDERATIONS

In addition to the principal investments, strategies and risks described above, the Series may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the STATEMENT OF ADDITIONAL INFORMATION ("SAI").

CLOSING THE SERIES. If the Series assets do not reach $100 million by the end of the Offering Period, or in the event of severe market volatility or adverse market conditions during the Offering Period, the Board of Trustees ("Board") reserves the right not to operate the Series in accordance with its investment objective. In that event, ING IM will continue to invest the Series assets in short-term instruments and the insurance company will notify investors that the Series is being discontinued. Investors will have 45 days from the end of the Offering Period to transfer their money from the Series. If, at the end of the 45-day period, an investor has not yet made an election, his or her investment in the Series will be transferred to a money market fund investment option available under the variable annuity contract until further direction from the investor is received.

MANAGEMENT OF THE SERIES

ING Investments, an Arizona limited liability company, serves as the investment adviser to the Series. ING Investments has overall responsibility for the management of the Series. ING Investments provides or oversees all investment advisory and portfolio management services for the Series, and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Series, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

Organized in December 1994, ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE: ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 113,000 employees.

As of [     ], 2005 ING Investments managed over $[   ] billion in assets.


The principal address of ING Investments is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.

                                                   ING GET U.S. Core Portfolio 7

For its services, ING Investments is entitled to receive an advisory fee as set forth below. The advisory fee is expressed as an annual rate based on average daily net assets of the Series.


U.S. Core Portfolio              Offering Period       0.25%
Series 11                        Guarantee Period      0.60%



For information regarding the basis for the Board's approval of the investment advisory or sub-advisory relationships, please refer to the Series' SAI.


SUB-ADVISER

ING Investments acts as a "manager-of-managers" for the Series. ING Investments delegates to the Sub-Adviser of the Series the responsibility for investment management, subject to ING Investment's oversight. ING Investments is responsible for monitoring the investment program and performance of the sub-adviser of the Series. From time to time, ING Investments may also recommend the appointment of an additional or replacement sub-adviser to the Series' Board. The Series and ING Investments have received exemptive relief from the SEC to permit ING Investments, with the approval of the Series' Board, to replace a non-affiliated sub-adviser, as well as change the terms of a contract with a nonaffiliated sub-adviser, without submitting the contract to a vote of the Series' shareholders. The Series will notify shareholders of any change in the identity of the sub-adviser of the Series. In this event, the name of the Series and its investment strategy may also change.

ING Investments has engaged ING IM, a Connecticut corporation, formerly known as Aeltus Investment Management, Inc., to serve as the Sub-Adviser to the Series. ING IM is responsible for managing the assets of the Series in accordance with its investment objective and policies, subject to oversight by ING Investments.

Founded in 1972, ING IM is registered with the SEC as an investment adviser. ING IM is an indirect wholly owned subsidiary of ING Groep N.V., and is an affiliate of ING Investments. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.


As of [     ], 2005 ING IM managed approximately $[ ] billion in assets. The principal address of ING IM is 230 Park Avenue, New York, NY 10169.


PORTFOLIO MANAGEMENT

ASSET ALLOCATION. Mary Ann Fernandez, Senior Vice President, ING IM, is responsible for overseeing the overall strategy of the Series and the allocation of the Series' assets between the Equity and Fixed Components. Ms. Fernandez joined ING IM in 1996 as Vice President of product development and is currently serving as a Portfolio Specialist, assisting in the management and marketing of certain equity strategies managed by ING IM.

The following people are primarily responsible for the day-to-day management of the Series:

EQUITY COMPONENT. The following individuals share responsibility for the day-to-day management of the Equity Component.

8 ING GET U.S. Core Portfolio

Hugh T.M. Whelan, Portfolio Manager, ING IM, is Head of Quantitative Equities. Previously, Mr. Whelan was a quantitative portfolio manager in ING IM's fixed-income group, specializing in corporate securities.


Douglas E. Cote, Portfolio Manager, ING IM, has been serving as a quantitative equity analyst since 1996. Previously, Mr. Cote was responsible for developing applications for ING IM's equity department.

FIXED COMPONENT. The following individual is responsible for the day-to-day management of the Fixed Component:

James B. Kauffmann, Portfolio Manager, joined ING IM in 1996 and has over 18 years of investment experience. Prior to joining ING IM he was a senior fixed-income portfolio manager with Alfa Investments Inc., worked in the capital markets group of a major Wall Street dealer and served as an analyst with a venture capital fund.

ADDITIONAL INFORMATION REGARDING PORTFOLIO MANAGERS

The SAI provides additional information about each Portfolio Manager's compensation, other accounts managed by the Portfolio Manager and each Portfolio Manager's ownership of securities in the Series.

INVESTMENTS IN, AND EXCHANGES AND REDEMPTIONS FROM, THE SERIES

FREQUENT TRADING -- MARKET TIMING. The Series is intended for long-term investment and not as a short-term trading vehicle. Accordingly, organizations or individuals that use market timing investment strategies and make frequent transfers should not purchase shares of the Series. Shares of the Series are primarily sold through omnibus account arrangements with financial intermediaries, as investment options for the variable contracts issued by insurance companies, and as investment options for qualified plans. The Series reserves the right, in its sole discretion and without prior notice, to reject, restrict or refuse purchase orders whether directly or by exchange, including purchase orders that have been accepted by a financial intermediary, that the Series determines not to be in the best interest of the Series.

The Series relies on the financial intermediary to monitor frequent, short-term trading within the Series by the financial intermediary's customers. You should review the materials provided to you by your financial intermediary, including, in the case of a variable contract, the prospectus that describes that contract, for its policies regarding frequent short-term trading. The Series seeks assurances from the financial intermediary that they have procedures adequate to monitor and address frequent short-term trading. There is, however, no guarantee that the procedures of the financial intermediaries will be able to curtail frequent, short-term trading activity.

The Series believes that frequent, short-term trading in any account, including a variable contract or qualified plan account is not in the best interest of the Series or the Series' shareholders. Due to the disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner. Frequent trading can disrupt the management of the Series and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; lost opportunity costs; and large asset swings that decrease the Series' ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on the Series' performance.

                                                   ING GET U.S. Core Portfolio 9

Investment in foreign securities may present greater opportunities for market timers and thus be at a greater risk for excessive trading. If an event occurring after the close of a foreign market, but before the time the Series computes its current NAV, causes a change in the price of the foreign security and such price is not reflected in the Series' current NAV, investors may attempt to take advantage of anticipated price movements in securities held by the Series based on such pricing discrepancies. This is often referred to as "price arbitrage." Such price arbitrage opportunities may also occur in a fund which does not invest in foreign securities. For example, if trading in a security held by the Series is halted and does not resume prior to the time the Series calculates its NAV, such "stale pricing" presents an opportunity for investors to take advantage of the pricing discrepancy. Similarly, funds that hold thinly-traded securities, such as certain small-capitalization securities, may be exposed to varying levels of pricing arbitrage. The Series has adopted fair valuation policies and procedures intended to reduce the Series' exposure to price arbitrage, stale pricing and other potential pricing discrepancies, however, to the extent that the Series' NAV does not immediately reflect these changes in market conditions, short-term trading may dilute the value of the Series' shares, which negatively affects long-term shareholders.

Although the policies and procedures known to the Series followed by financial intermediaries that use the Series are designed to discourage frequent, short-term trading, none of these measures can eliminate the possibility that frequent, short-term trading activity in the Series will occur. Moreover, decisions to allow trades may be required. These decisions are inherently subjective, and will be made in a manner that is in the best interest of shareholders.

Please refer to the documents pertaining to the variable annuity contract for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Series and any fees that may apply, and what your options are on the Maturity Date.

12b-1 PLAN. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC ("ING Funds Distributor" or "Distributor"), the Series' principal underwriter, is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the Series' shares and providing certain related services. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates. Because these fees are paid out on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Orders for the purchase or redemption of Series shares that are received before the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) are effected at the net asset value ("NAV") per share determined that day, as described below. The insurance company has been designated an agent of the Series for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Series, provided that the Series receives notice of the orders by 9:30 a.m. Eastern time the next day on which the NYSE is open for trading.

10 ING GET U.S. Core Portfolio

HOW WE COMPENSATE ENTITIES OFFERING OUR PORTFOLIOS AS INVESTMENT OPTIONS IN THEIR INSURANCE PRODUCTS

ING mutual funds may be offered as investment options in variable life and variable annuity contracts ("Variable Contracts") by affiliated and non-affiliated insurance companies. In addition to paying fees under the Series' Distribution Plan, the Series' Adviser or Distributor, out of its own resources and without additional cost to the Series or its shareholders, may pay additional compensation to these insurance companies. The amount of the payment is based upon an annual percentage of the average net assets held in the Series by those companies. The Series' Adviser and Distributor may make these payments for administrative, record keeping or other services that insurance companies provide to the Series. These payments may also provide incentive for insurance companies to make the Series available through the variable contracts issued by the insurance company, and thus they may promote the distribution of the shares of the Series.

The distributing broker-dealer for the Series is ING Funds Distributor. ING Funds Distributor has entered into such agreements with non-affiliated insurance companies. Fees payable under these arrangements are at annual rates that range from 15 to 25 basis points. This is computed as a percentage of the average aggregate amount invested in the Series by contract holders through the relevant insurance company's Variable Contracts. As of the date of this Prospectus, the Adviser has entered into such arrangements with the following insurance companies: Zurich Kemper Life Insurance Company; Symetra Life Insurance Company; and First Fortis Life Insurance Company

The Adviser also has entered into similar agreements with affiliated insurers, including, but not limited to: ING Life Insurance and Annuity Company; ReliaStar Life Insurance Company; ReliaStar Life of New York; Security Life of Denver; ING USA Annuity and Life Insurance Co.; and ING Life Insurance Company of America. ING Groep N.V. ("ING") uses a variety of financial and accounting techniques to allocate resources and profits across the organization. These methods may take the form of cash payments to affiliates. These methods do not impact the costs incurred when investing in the Series. Additionally, if a fund is not sub-advised or is sub-advised by an ING entity, ING may retain more revenue than on those funds it must pay to have sub-advised by non-affiliated entities. Management personnel of ING may receive additional compensation if the overall amount of investments in the Series advised by ING meets certain target levels or increases over time.

The insurance companies through which investors hold shares of the Series may also pay fees to third parties in connection with distribution of Variable Contracts and for services provided to Variable Contract owners. The Series, the Adviser, or the Distributor is a party to these arrangements. Investors should consult the prospectus and statement of additional information for their Variable Contracts for a discussion of these payments.

Ultimately, the agent or broker selling the Variable Contract to you could have a financial interest in selling you a particular product to increase the compensation they receive. Please make sure you read fully each prospectus and discuss any questions you have with your agent or broker.

NET ASSET VALUE. The NAV per share for each Series of the Fund is determined each business day at Market Close. The Fund is open for business every day the NYSE is open. The NYSE is closed on all weekends and on national holidays and Good Friday. Fund shares will not be priced on those days. The NAV per share of each Series of the Fund is calculated by taking

                                                  ING GET U.S. Core Portfolio 11
the value of the Fund's assets attributable to that Series, subtracting the Fund's liabilities attributable to that Series, and dividing by the number of shares of that Series that are outstanding.

In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations and short-term debt securities, and for situations where market quotations are deemed unreliable. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. Securities prices may be obtained from independent pricing services. To the extent a Series invests in other registered investment companies, the Series' NAV is calculated based on the current NAV of the registered investment company in which the Series invests. The prospectuses for those investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Trading of foreign securities may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may occur on weekends or holidays when the Series' NAV is not calculated. As a result, the NAV of the Series may change on days when shareholders will not be able to purchase or redeem the Series' shares.

When market quotations are not available or are deemed unreliable, the Series will use a fair value for the security in accordance with procedures adopted by the Fund's Board. The types of securities for which such fair value pricing might be required include, but are not limited to:

       - Foreign securities, where a foreign security whose value at the close of the foreign market on which it principally trades likely would have changed by the time of the close of the NYSE or the closing value is otherwise deemed unreliable;

       -  Securities of an issuer that has entered into a restructuring;

       -  Securities whose trading has been halted or suspended;

       - Fixed-income securities that have gone into default and for which there is no current market value quotation; and

       -  Securities that are restricted as to transfer or resale.

The Series or Adviser may rely on the recommendations of a fair value pricing service approved by the Fund's Board in valuing foreign securities. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. The Adviser makes such determinations in good faith in accordance with procedures adopted by the Fund's Board. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the Series could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Series determines its NAV per share.

When an insurance company or qualified plan is buying shares of the Series, it will pay the NAV that is next calculated after the order from the insurance company's variable contract holder or qualified plan participant is received in proper form. When an insurance company or qualified plan is selling shares, it will normally receive the NAV that is next calculated after the order from the insurance company's variable contract holder or qualified plan participant is received in proper form.

12 ING GET U.S. Core Portfolio

PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the Fund's policies and procedures with respect to the disclosure of the Series' portfolio securities is available in the SAI. The Series posts its portfolio holdings schedule on its website on a calendar-quarter basis and it is available on the first day of the second month in the next quarter. The portfolio holdings schedule is as of the last day of the month preceding the quarter-end (E.G., the Series will post the quarter ending June 30 holdings on August 1.) The Series' portfolio holdings schedule will, at a minimum, remain available on the Series' website until the Series files a Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The Series' website is located at www.ingfunds.com.

MATURITY DATE

Before the Maturity Date, the insurance company will send a notice to Contract-holders or Participants who have amounts in the Series to remind them that the Maturity Date is approaching and to choose other investment options into which Series amounts will be transferred to at the close of business on the Maturity Date. If investors do not make a choice, at the close of business on the Maturity Date the insurance company will transfer Series amounts to funds designated by the insurance company.

TAX INFORMATION

The Series intends to qualify as a regulated investment company by satisfying the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Series generally will not be subject to tax on its ordinary income and net realized capital gains.

The Series also intends to comply with the diversification requirements of
Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts so that those contract owners should not be subject to federal tax on distributions from the Series to the separate accounts. Contract owners should review their contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract.

DIVIDENDS AND DISTRIBUTIONS. Dividends and capital gains distributions, if any, are paid on an annual basis around the end of the calendar year. To comply with federal tax regulations, the Series, if necessary, would pay any additional capital gains distribution in June. Dividends and distributions are automatically reinvested at NAV in shares of the Series.

ADDITIONAL INFORMATION

The SAI, which is legally part of this Prospectus and is incorporated by reference into this Prospectus, contains more detailed information about the Series and the Fund generally. Additional information about the Series also will be available in the Series' annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Series' recent performance and the financial statements and the independent registered public accounting firm's reports during its last fiscal year.

                                                  ING GET U.S. Core Portfolio 13

You may request free of charge the current SAI, annual and semi-annual reports or other information about the Series, by calling 1-800-531-4547 or writing to:

                           ING GET U.S. Core Portfolio
                                  P.O. Box 9271
                            Des Moines, IA 50306-9271

                    or visit our website at www.ingfunds.com

The SEC also makes available to the public reports and information about the Series. Certain reports and information, including the SAI, are available on the EDGAR database on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Series, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

                    Investment Company Act File No. 811-9477


14 ING GET U.S. Core Portfolio


PRO.GETUS Core-11

                           ING GET U.S. CORE PORTFOLIO

                                    SERIES 10

          STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2005

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current Prospectus for ING GET U.S. Core Portfolio, Series 10 ("Series"). Capitalized terms not defined herein are used as defined in the Prospectus. The Offering Period for Series 10 begins on September 7, 2005 and continues through December 5, 2005. ING Variable Insurance Trust ("Fund") is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This SAI applies only to the Series.

A free copy of the Series 10 Prospectus is available upon request by writing to the Series at: P.O. Box 9271, Des Moines, IA 50306-9271, or by calling
(800) 531-4547.

                                TABLE OF CONTENTS

GENERAL INFORMATION                                                           1
INVESTMENT OBJECTIVE AND RESTRICTIONS                                         2
INVESTMENT TECHNIQUES AND RISK FACTORS                                        3
OTHER CONSIDERATIONS                                                          8
THE ASSET ALLOCATION PROCESS                                                  8
MANAGEMENT OF THE FUND                                                        9
TRUSTEE OWNERSHIP OF SECURITIES                                              17
COMPENSATION OF TRUSTEES                                                     18
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                   18
ADVISER                                                                      18
THE SUBADVISORY AGREEMENT                                                    19
ADMINISTRATIVE SERVICES AGREEMENT                                            19
EXPENSE LIMITATION AGREEMENT                                                 20
CUSTODIAN                                                                    20
TRANSFER AGENT                                                               20
INDEPENDENT AUDITORS                                                         20
PRINCIPAL UNDERWRITER                                                        20
DISTRIBUTION SERVICING ARRANGEMENTS                                          21
DISCLOSURE OF THE PORTFOLIO SECURITIES                                       21
BROKERAGE ALLOCATION AND TRADING POLICIES                                    21
CODE OF ETHICS                                                               22
PROXY VOTING PROCEDURES                                                      22
PURCHASE AND REDEMPTION OF SHARES                                            22
NET ASSET VALUE                                                              23
TAX STATUS                                                                   23
PERFORMANCE INFORMATION                                                      24
Appendix A                                                                   A-1


                               GENERAL INFORMATION

On April 5, 2002, the name of the Fund was changed from Pilgrim Variable Insurance Trust Fund to ING Variable Insurance Trust.

Organization. ING Variable Insurance Trust is an open-end management investment company organized as a Delaware statutory trust on the 15th day of July 1999. Although the Fund currently offers multiple portfolios, this SAI applies only to ING GET U.S. Core Portfolio, Series 10.

Voting Rights. Shareholders of the Series are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of the Board of Trustees ("Board") (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Investors who select the Series for investment through their variable annuity contract are not the shareholders of the Series. The insurance companies that issue the separate accounts are the true shareholders, but generally pass through voting to investors as described in the prospectus for the applicable Contract.

                      INVESTMENT OBJECTIVE AND RESTRICTIONS

The investment objective for the Series is to seek to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. The Series will pursue its objective during a specified seven year period, the "Guarantee Period," from December 6, 2005 through December 5, 2012 for Series 10 ("Maturity Date"). In seeking to achieve its investment objective, the Series has adopted the following restrictions which are matters of fundamental policy and cannot be changed without approval by the holders of the lesser of: (i) 67% of the shares of the Series present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Series.

As a matter of fundamental policy, the Series will not:

          (1) Borrow money, except that (a) the Series may enter into certain futures contracts and options related thereto; (b) the Series may enter into commitments to purchase securities in accordance with the Series' investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Series may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Series may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Series' assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Series' assets fails to meet the 300% coverage requirement relative only to leveraging, the Series shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

          (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Series for its portfolio, the Series or the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

          (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Series may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

          (4) Make loans, except that, to the extent appropriate under its investment program, the Series may purchase bonds, debentures or other debt securities, including short-term obligations and enter into repurchase transactions.

          (5) Invest in commodity contracts, except that the Series may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis.

          (6) Alter, amend or modify either the Investment Objective or the Principal Investment Strategies of the Series, as described in the Prospectus.

          (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

          (8) Concentrate its investments in any one industry except that the Series may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Where the Series' investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in securities rating of the investment or any other change. With respect to fundamental policy number (8), industry classifications are determined in accordance with the classifications established by Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies.


The Series also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Series, which may be changed by the Board without shareholder vote. Under such policies and restrictions, the Series will not:


          (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in
(1) above, and permitted transactions involving options, futures contracts and options on such contracts.

          (2) Invest in companies for the purpose of exercising control or management.

          (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Series.

                     INVESTMENT TECHNIQUES AND RISK FACTORS


The Series will be managed by ING Investment Management Co. ("ING IM" or "Sub-Adviser"), subject to the oversight by ING Investments, LLC (or "Adviser") as described more fully in the Investment Management Agreement section below.


Futures Contracts

The Series may enter into future contracts, described below and in the Prospectus, as a means of achieving its investment objective. The Series may invest up to 30% of its assets in derivatives to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The Series may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures Contracts. THE SERIES WILL ONLY ENTER INTO FUTURES CONTRACTS ON THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 Index") AND U.S. TREASURY SECURITIES. S&P 500 Index futures may not exceed 20% of the market value of the Equity Component. The notional value of U.S. Treasury futures may not exceed 50% of the market value of the Fixed Component. Futures contracts may not be used for speculative purposes. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Series is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Series relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends as well as the expenses associated with creating the hedge.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

"Margin" is the amount of funds that must be deposited by the Series with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Series' futures contracts. A margin deposit is intended to assure the Series' performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Series. These daily payments to and from the Series are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Series will mark-to-market the current value of its open futures contracts. The Series expects to earn interest income on its initial margin deposits.

When the Series buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

The Series may purchase and sell futures contracts under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Series' total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

Additional Restrictions on the Use of Futures Contracts. CFTC regulations require that to prevent the Series from being a commodity pool, the Series enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Series expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market.

Additional Risk Factors in Using Futures. In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Series' transactions in derivatives.

Risk of Imperfect Correlation. The Series' ability to hedge effectively all or a portion of its portfolio through transactions in futures on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Series might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Series' overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Series will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the Series which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Series' ability to effectively hedge its portfolio, or the relevant portion thereof.

The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements. Investments in futures contracts on U.S. Treasury securities involve the risk that if the Sub-Adviser's judgment concerning the general direction of interest rates is incorrect, the overall performance of the Series may be poorer than if it had not entered into any such contract. For example, if the Series has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fixed Component and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Series has insufficient cash, it may have to sell bonds from the Fixed Component to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Counterparty Risk. With some derivatives there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Series.

Foreign Securities

The Series may invest in depositary receipts of foreign companies included in the S&P 500 Index. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts are typically American Depositary Receipts ("ADRs"), which are designed for U.S. investors and held either in physical form or in book entry form.

Real Estate Securities

The Series may invest in real estate securities through interests in real estate investment trusts ("REITs") included in the S&P 500 Index. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Short-term Debt Instruments

The Series may invest in short-term debt obligations (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit). The Series generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Series may enter into repurchase agreements. Under a repurchase agreement, the Series agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Series' custodian securities with an initial market value of at least 102% of the dollar amount invested by the Series in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Series' ability to sell the underlying securities. The Series will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Illiquid Securities

The Series may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities in excess of seven days. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. The Sub-Adviser shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of the net assets of the Series.

Mortgage-Related Debt Securities

The Series may invest in mortgage-related debt securities, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). However, each such security must be rated AAA or higher by S&P or Aaa or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall not be less than AAA/Aaa.

Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Series might be converted to cash, and the Series could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Series buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity" - the latest date by which the tranche can be completely repaid, assuming no repayments - and has an "average life" - the average time to receipt of a principal weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payment generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

Separate Trading of Registered Interest and Principal of Securities ("STRIPS")

The Series may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to include the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

OTHER INVESTMENT COMPANIES

The Series may invest in other investment companies ("Underlying Funds"). The Series may not (i) invest more than 10% of its total assets in the Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund.

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value ("NAV"). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Series elects to redeem its ETF shares rather than selling them on the secondary market, the Series may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Series.

Zero Coupon Securities

The Series may invest in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. The Series may also invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of
(i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

The risks associated with lower debt securities apply to these securities. Zero coupon securities are also subject to the risk that in the event of a default, the Series may realize no return on its investment, because these securities do not pay cash interest.

                              OTHER CONSIDERATIONS

In extreme circumstances, the insurance company reserves the right to accept additional deposits, including both new annuity monies and internal variable annuity transfers, during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS

In pursuing the Series' investment objective, the Sub-Adviser looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, the then current market value of the Series, the Series' total annual expenses, as well as insurance company separate account expenses assessed to Contractholders and Participants acquiring an interest in the Series through the Separate Account, and the Maturity Date. If interest rates are low (particularly at the inception of the Guarantee Period), the Series assets may be largely invested in the Fixed Component in order to decrease the likelihood that the insurance company would be required to make any payment under the Guarantee. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective.

The initial allocation of the Series' assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates and the volatility of the stock market at the beginning of the Guarantee Period. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the Fixed Component. The Sub-Adviser will monitor the allocation of the Series' assets on a daily basis.

The asset allocation process will also be affected by the Sub-Adviser's ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by the Sub-Adviser's proprietary software model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of the Series to participate in any subsequent upward movement in the equity market would be limited.

The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. To moderate such costs, the Sub-Adviser has built into the proprietary software program a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                           MANAGEMENT OF THE FUND

MANAGEMENT OF THE FUND


  Set forth in the table below is information about each Trustee of the Fund.


                                                                                               NUMBER OF
                                                                                               FUNDS IN
                                POSITION(S)  TERM OF OFFICE                                   FUND COMPLEX
                                 HELD WITH   AND LENGTH OF      PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          FUND      TIME SERVED(1)      DURING THE PAST 5 YEARS       TRUSTEE(2)       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER(3)                Trustee      January 2005 -    Executive Director, The Mark      153        None
7337 East Doubletree Ranch Rd.               Present           Twain House & Museum (4)
Scottsdale, Arizona 85258                                      (September 1989 - Present).
Age: 51

J. MICHAEL EARLEY               Trustee      February 2002 -   President and Chief               153        None
7337 East Doubletree Ranch Rd.               Present           Executive Officer, Bankers
Scottsdale, Arizona 85258                                      Trust Company, N.A. (June
Age: 60                                                        1992 - Present).

R. BARBARA GITENSTEIN           Trustee      February 2002 -   President, College of New         153        New Jersey Resources
7337 East Doubletree Ranch Rd.               Present           Jersey (January 1999 -                       (September 2003 -
Scottsdale, Arizona 85258                                      Present).                                    Present).
Age: 57

PATRICK W. KENNY (3)            Trustee      January 2005 -    Executive Vice President,         153        Assured Guaranty Ltd.
7337 East Doubletree Ranch Rd.               Present           Frontier Insurance Group,                    (November 2003 -
Scottsdale, Arizona 85258                                      Inc. (September 1998 - March                 Present).
Age: 62                                                        2001); President and Chief
                                                               Executive Officer,
                                                               International Insurance
                                                               Society (June 2001 -
                                                               Present).

WALTER H. MAY                   Trustee      February 2001 -   Retired.                          153        BestPrep Charity
7337 East Doubletree Ranch Rd.               Present                                                        (September 1991 -
Scottsdale, Arizona 85258                                                                                   Present).
Age: 67

                                                                                               NUMBER OF
                                                                                               FUNDS IN
                                POSITION(S)  TERM OF OFFICE                                   FUND COMPLEX
                                 HELD WITH   AND LENGTH OF      PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          FUND      TIME SERVED(1)      DURING THE PAST 5 YEARS       TRUSTEE(2)       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
JOCK PATTON                     Chairperson  February 2001 -   Private Investor (June 1997       153        JDA Software
7337 East Doubletree Ranch Rd.  and Trustee  Present           - Present).  Formerly,                       Group, Inc. (January
Scottsdale, Arizona 85258                    (Chairman 2005)   Director and Chief Executive                 1999 - Present); Swift
Age: 58                                                        Officer, Rainbow Multimedia                  Transportation Co.
                                                               Group, Inc. (January 1999 -                  (March 2004 - Present).
                                                               December 2001).

DAVID W.C. PUTNAM               Trustee      February 2001 -   President and Director, F.L.      153        Progressive Capital
7337 East Doubletree Ranch Rd.               Present           Putnam Securities Company,                   Accumulation Trust
Scottsdale, Arizona 85258                                      Inc. (June 1978 - Present)                   (August 1998 -
Age: 65                                                                                                     Present); Principled
                                                                                                            Equity Market Fund
                                                                                                            (November 1996 -
                                                                                                            Present), Mercy
                                                                                                            Endowment Foundation
                                                                                                            (September 1995 -
                                                                                                            Present); Asian American
                                                                                                            Bank and Trust Company
                                                                                                            (June 1992 - Present);
                                                                                                            and Notre Dame Health
                                                                                                            Care Center (July 1991 -
                                                                                                            Present).

ROGER B. VINCENT                Trustee      February 2002 -   President, Springwell             153        Director AmeriGas
7337 East Doubletree Ranch Rd.               Present           Corporation (March 1989 -                    Propane, Inc. (January
Scottsdale, Arizona 85258                                      Present).                                    1998 - Present).
Age: 59

RICHARD A. WEDEMEYER            Trustee      February 2001 -   Retired. Formerly, Vice           153        Touchstone Consulting
7337 East Doubletree Ranch Rd.               Present           President - Finance and                      Group (June 1997 -
Scottsdale, Arizona 85258                                      Administration, The Channel                  Present); Jim Henson
Age: 69                                                        Corporation (June 1996 -                     Legacy (April 1994 -
                                                               April 2002). Trustee, First                  Present).
                                                               Choice Funds (February 1997
                                                               - April 2001).

                                                                                               NUMBER OF
                                                                                               FUNDS IN
                                POSITION(S)  TERM OF OFFICE                                   FUND COMPLEX
                                 HELD WITH   AND LENGTH OF      PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          FUND      TIME SERVED(1)      DURING THE PAST 5 YEARS       TRUSTEE(2)       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED
PERSONS"

THOMAS J. MCINERNEY(5)(6)       Trustee      February 2001     Chief Executive Officer, ING      199        Trustee, Equitable
7337 East Doubletree Ranch Rd.               - Present         U.S. Financial Services                      Life Insurance Co.,
Scottsdale, Arizona 85258                                      (September 2001 - Present);                  Golden American Life
Age: 49                                                        Member, ING Americas                         Insurance Co., Life
                                                               Executive Committee (2001 -                  Insurance Company of
                                                               Present); ING Aeltus Holding                 Georgia, Midwestern
                                                               Company, Inc. (2000 -                        United Life Insurance
                                                               Present), ING Retail Holding                 Co., ReliaStar Life
                                                               Company (1998 - Present),                    Insurance Co.,
                                                               and ING Retirement Holdings,                 Security Life of
                                                               Inc. (1997 - Present).                       Denver, Security
                                                               Formerly, President, Chief                   Connecticut Life
                                                               Executive Officer and                        Insurance Co.,
                                                               Director of Northern Life                    Southland Life
                                                               Insurance Company (March                     Insurance Co., USG
                                                               2001 - October 2002);                        Annuity and Life
                                                               President ING Life Insurance                 Company, and United
                                                               & Annuity Company (September                 Life and Annuity
                                                               1997 - November 2002),                       Insurance Co. Inc;
                                                               General Manager and Chief                    Director, Ameribest
                                                               Executive Officer, ING                       Life Insurance Co.;
                                                               Worksite Division (December                  Director, First
                                                               2000 - October 2001).                        Columbine Life
                                                                                                            Insurance Co.; Member
                                                                                                            of the Board, Bushnell
                                                                                                            Performing Arts
                                                                                                            Center; St. Francis
                                                                                                            Hospital; National
                                                                                                            Conference for
                                                                                                            Community Justice; and
                                                                                                            Metro Atlanta Chamber
                                                                                                            of Commerce.

JOHN G. TURNER(5)               Trustee      February 2001 -   Retired. Formerly Vice            153        Director, Hormel
7337 East Doubletree Ranch Rd.               Present           Chairman of ING Americas                     Foods Corporation
Scottsdale, Arizona 85258                                      (September 2000 - January                    (March 2000 - Present);
Age: 65                                                        2002); Chairman and                          ShopKo Stores, Inc.
                                                               Chief Executive Officer of                   (August 1999 - Present);
                                                               ReliaStar Financial Corp.                    Conseco, Inc. (September
                                                               and ReliaStar Life Insurance                 2003 - Present).
                                                               Company (July 1993 - September
                                                               2000); Director of ReliaStar
                                                               Life Insurance Company of New
                                                               York (April 1975 - December
                                                               2001); Director of Northern
                                                               Life Insurance Company (March
                                                               1985 - April 2000); Chairman
                                                               and Trustee of the Northstar
                                                               affiliated investment
                                                               companies (May 1993 -
                                                               December 2001).

----------

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act, ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustees or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.
(2) For the purposes of this table, "Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Global Equity Dividend and Premium Opportunity Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund; and ING Partners, Inc.;
(3) Commenced service as a Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Funds in the ING Complex of Funds.
(4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company ("ILIAC") has held a seat on the board of directors of the Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House Museum.


(5) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Adviser, ING Investments, LLC.


(6) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc., therefore for the purposes of this table with reference to Mr. McInerney "Fund Complex" includes these investment companies.

  OFFICERS

     Information about the Funds' officers are set forth in the table below:

                                                       TERM OF OFFICE
                                POSITIONS HELD WITH    AND LENGTH OF
NAME, ADDRESS AND AGE           THE FUND               TIME SERVED(1)(2)   PRINCIPAL OCCUPATION(S) - DURING THE LAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President and Chief    February 2001 -    President and Chief Executive Officer, ING
7337 East Doubletree Ranch Rd.  Executive Officer      Present            Investments, LLC(3) (December 2000 - Present).
Scottsdale, Arizona 85258                                                 Formerly, Senior Executive Vice President and
Age: 56                         Chief Operating        July 2000 -        Chief Operating Officer, ING Investments, LLC(3)
                                Officer                Present            (April 1995 - December 2000); and Executive Vice
                                                                          President, ING Investments, LLC(3) (May 1998 - June
                                                                          2000).

MICHAEL J. ROLAND               Executive Vice         February 2002 -    Executive Vice President, Chief Financial Officer
7337 East Doubletree Ranch Rd.  President              Present            and Treasurer (December 2001 - Present) and Chief
Scottsdale, Arizona 85258                                                 Compliance Officer (October 2004 - Present), ING
Age: 47                                                                   Investments, LLC(3) (October 2004 - Present).
                                                                          Formerly, Senior Vice President, ING Investments,
                                                                          LLC(3) (June 1998 - December 2001).

STANLEY D. VYNER                Executive Vice         May 1999 -         Executive Vice President, ING Investments, LLC(3)
7337 East Doubletree Ranch Rd.  President              Present            (July 2000 - Present) and Chief Investment Risk
Scottsdale, Arizona 85258                                                 Officer (January 2003 - Present). Formerly, Chief
Age: 55                                                                   Investment Officer of the International
                                                                          Portfolios, ING Investments, LLC(3) (August 2000 -
                                                                          January 2003); and Chief Executive Officer, ING
                                                                          Investments, LLC(3) (August 1996 - August 2000).

JOSEPH M. O'DONNELL             Chief Compliance       November 2004 -    Chief Compliance Officer of the ING Funds
7337 East Doubletree Ranch Rd.  Officer                Present            (November 2004 - Present). Formerly, Vice
Scottsdale, Arizona 85258                                                 President, Chief Legal Counsel, Chief Compliance
Age: 50                                                                   Officer and Secretary of Atlas Securities, Inc.,
                                                                          Atlas Advisers, Inc. and Atlas Funds (October 2001
                                                                          - October 2004); and Chief Operating Officer and
                                                                          General Counsel of Matthews International Capital
                                                                          Management LLC and Vice President and Secretary of
                                                                          Matthews International Funds (August 1999 - May
                                                                          2001).

                                                       TERM OF OFFICE
                                POSITIONS HELD WITH    AND LENGTH OF
NAME, ADDRESS AND AGE           THE FUND               TIME SERVED(1)(2)   PRINCIPAL OCCUPATION(S) - DURING THE LAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                  Senior Vice            November 1999 -    Senior Vice President and Assistant Secretary, ING
7337 East Doubletree Ranch Rd.  President              Present            Funds Services, LLC(4) (October 2001 - Present).
Scottsdale, Arizona 85258                                                 Formerly, Senior Vice President and Assistant
Age: 41                         Assistant Secretary    May 1999 -         Secretary, ING Funds Services, LLC(4) (August 1999
                                                       Present (ING       - October 2001).
                                                       Mutual Funds)
                                                       November 1999 -
                                                       Present (ING
                                                       Mayflower Trust)

TODD MODIC                      Senior Vice            March 2005 -       Senior Vice President, ING Funds Services(4)
7337 East Doubletree Ranch Rd.  President,             Present            (April 2005 - Present). Formerly Vice President, of ING
Scottsdale, Arizona 85258       Chief/Principal                           Fund Services, LLC(4) (September 2002 - March 2005).
Age: 37                         Financial Officer                         Formerly, Director of Financial Reporting, ING
                                & Assistant                               Investments, LLC(3)(March 2001 - September 2002);
                                Secretary                                 and Director of Financial Reporting, Axient
                                                                          Communications, Inc. (May 2000 - January 2001).

KIMBERLY A. ANDERSON            Senior Vice            November 2003 -    Senior Vice President, ING Investments, LLC(3)
7337 East Doubletree Ranch Rd.  President              Present            (October 2003 - Present). Formerly, Vice President
Scottsdale, Arizona 85258                                                 and Assistant Secretary, ING Investments, LLC(3)
Age: 40                                                                   (October 2001 - October 2003) and Assistant Vice
                                                                          President, ING Funds Services, LLC(4) (November
                                                                          1999 - January 2001).

ROBYN L. ICHILOV                Vice President and     November 1999 -    Vice President, ING Funds Services, LLC(4)
7337 East Doubletree Ranch Rd.  Treasurer              Present            (October 2001 - Present) and ING Investments,
Scottsdale, Arizona 85258                                                 LLC(3) (August 1997 - Present).
Age: 37

LAUREN D. BENSINGER             Vice President         February 2003 -    Vice President and Chief Compliance Officer, ING
7337 East Doubletree Ranch Rd.                         Present            Funds Distributor, LLC(5) (July 1995 - Present);
Scottsdale, Arizona 85258                                                 and Vice President (February 1996 - Present).
Age: 51                                                                   Formerly, Chief Compliance Officer (October 2001 -
                                                                          October 2004), ING Investments, LLC(3).

MARIA M. ANDERSON               Vice President         September 2004 -   Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                         Present            LLC(4) (October 2001 - September 2004) and Manager
Scottsdale, Arizona 85258                                                 of Fund Accounting and Fund Compliance, ING
Age: 47                                                                   Investments, LLC(3) (September 1999 - October
                                                                          2001).

MARY GASTON                     Vice President         March 2005 -       Vice President, ING Funds Services, LLC(4) (April 2005 -
7337 East Doubletree Ranch Rd.                         Present            Present). Formerly, Assistant Vice President, Financial
Scottsdale, Arizona 85258                                                 Reporting, ING Investments, LLC(3) (April 2004 - April
Age: 39                                                                   2005); Manager, Financial Reporting, ING Investments,
                                                                          LLC(3) (August 2002 - April 2004); and Controller, Z
                                                                          Seven Fund, Inc. and Ziskin Asset Management, Inc.
                                                                          (January 2000 - March 2002).



                                                       TERM OF OFFICE
                                POSITIONS HELD WITH    AND LENGTH OF
NAME, ADDRESS AND AGE           THE FUND               TIME SERVED(1)(2)   PRINCIPAL OCCUPATION(S) - DURING THE LAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
HUEY P. FALGOUT, JR.            Secretary              August 2003 -      Chief Counsel, ING U.S. Legal Services (September
7337 East Doubletree Ranch Rd.                         Present            2003 - Present). Formerly, Counsel, ING Americas,
Scottsdale, Arizona 85258                                                 U.S. Legal Services (November 2002 - September 2003);
Age: 41                                                                   and Associate General Counsel of AIG American
                                                                          General (January 1999 - November 2002).

SUSAN P. KINENS                 Assistant Vice         February 2003 -    Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.  President              Present            LLC(4) (December 2002 - Present); and has held
Scottsdale, Arizona 85258                                                 various other positions with ING Funds Services,
Age: 28                                                                   LLC(4) for more than the last five years.

KIMBERLY K. PALMER              Assistant Vice         September 2004 -   Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.  President              Present            LLC(4) (August 2004 - Present). Formerly, Manager,
Scottsdale, Arizona 85258                                                 Registration Statements, ING Funds Services,
Age: 48                                                                   LLC(4) (May 2003 - August 2004); Associate
                                                                          Partner, AMVESCAP PLC (October 2000 - May 2003);
                                                                          and Director of Federal Filings and Blue Sky
                                                                          Filings, INVESCO Funds Group, Inc. (March 1994 -
                                                                          May 2003).

THERESA K. KELETY               Assistant Secretary    August 2003 -      Counsel, ING U.S. Legal Services
7337 East Doubletree Ranch Rd.                         Present            (April 2003 - Present). Formerly Senior Associate
Scottsdale, Arizona 85258                                                 with Shearman & Sterling (February 2000 - April
Age: 42                                                                   2003); Associate with Sutherland Asbill & Brennan
                                                                          (1996 - February 2000).

ROBIN R. NESBITT                Assistant Secretary    September 2004 -   Supervisor, Board Operations, ING Funds Services,
7337 East Doubletree Ranch Rd.                         Present            LLC (4) August 2003 to Present). Formerly, Senior
Scottsdale, Arizona 85258                                                 Legal Analyst, ING Funds Services, LLC (4) (August
Age: 31                                                                   2002 - August 2003); Associate,
                                                                          PricewaterhouseCoopers (January 2001 - August
                                                                          2001); and Paralegal, McManis, Faulkner & Morgan
                                                                          (May 2000 - December 2000).

----------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2) Unless otherwise noted, this column refers to ING Mutual Funds and ING Mayflower Trust.
(3) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(4) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(5) ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

BOARD

          The Board of Trustees ("Board") governs the Series and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Series' activities, review contractual arrangements with companies that provide services to the Series, and review the Series' performance.

FREQUENCY OF BOARD MEETINGS


          The Board currently conducts regular meetings seven (7) times a year. The Audit and Valuation, Proxy and Brokerage Committees each meets four
(4) times per year; the Investment Review Committee meets six (6) times a year; the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each below listed Committee operates pursuant to a Charter approved by the Board.


Committees

          An Executive Committee of the Board was formed in order to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Patton serves as Chairperson of the Committee. The Executive Committee held three (3) meetings during the fiscal year ended December 31, 2004.


          The Board has an Audit Committee whose function is to meet with the independent registered public accounting firm of the Series to review the scope of the Series' audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four (4) Independent Trustees: Messrs. Earley, Kenny, Vincent and Putnam. Mr. Earley serves as Chairperson of the Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2004.



          The Board has a Valuation, Proxy and Brokerage Committee (formerly, the Valuation and Proxy Voting Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Series for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of the adviser's usage of the Series' brokerage and adviser's compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of five (5) Independent Trustees: Dr. Gitenstein and Messrs. May, Patton, Boyer and Wedemeyer. Mr. May serves as Chairperson of the Committee. The Valuation, Proxy and Brokerage Committee held four (4) meetings during the fiscal year ended December 31, 2004.


          The Board has established a Nominating and Governance Committee (formerly, the Nominating Committee) for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self evaluation process.


          In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Series' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.


          The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely in connection with a shareholder meeting to elect trustees, any such submission must be delivered to the Fund's Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Fund with the SEC.

          The Nominating Committee consists of four (4) Independent Trustees:
Dr. Gitenstein and Messrs. Kenny, May and Wedemeyer. Dr. Gitenstein serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Nominating Committee held two (2) meetings.

          The Board has established an Investment Review Committee to monitor the investment performance of the Series and make recommendations to the Board with respect to the Series. The Investment Review Committee for the Domestic Equity Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person," as defined in the 1940 Act: Messrs. Kenny, Putnam, Earley, Turner and Vincent. Mr. Vincent serves as Chairman of the Investment Review Committee for the domestic equity funds. The Investment Review Committee for the domestic equity funds held four (4) meetings during the fiscal year ended December 31, 2004. The Investment Review Committee for the international equity and fixed-income funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: Dr. Gitenstein and Messrs. Patton, May, Boyer, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairperson of the Investment Review Committee. The Investment Review Committee for the international equity and fixed income funds held four (4) meetings during the fiscal year ended December 31, 2004.


          The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Series. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Compliance Committee currently consists of three (3) Independent Trustees:
Messrs. Boyer, Earley and Patton. Mr. Boyer serves as Chairperson of the Committee. The Compliance Committee held one (1) meeting during the fiscal year ended December 31, 2004.



          The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds. The responsibilities of the Contracts Committee, among other things, include: (1) identifying the scope and format of information to be provided by services providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee currently consists of five Independent Trustees: Messrs. Boyer, May, Patton, Vincent and Wedemeyer. Mr. Vincent serves as Chairperson of the Committee. The Contracts Committee held two (2) meetings during the fiscal year ended December 31, 2004.

TRUSTEE OWNERSHIP OF SECURITIES

          In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own, beneficially, shares of one or more funds in the ING Family of Funds at all times ("Policy"). For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.

          Under this Policy, the initial value of investments in the ING Family of Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.

Set forth below is the dollar range of equity securities owned by each Trustee.

                                                              AGGREGATE DOLLAR
                                                               RANGE OF EQUITY
                                                              SECURITIES IN ALL
                                    DOLLAR RANGE OF         REGISTERED INVESTMENT
                                   EQUITY SECURITIES        COMPANIES OVERSEEN BY
                                   IN THE FUND AS OF          TRUSTEE IN FAMILY
NAME OF TRUSTEE                    DECEMBER 31, 2004       OF INVESTMENT COMPANIES
---------------                   -------------------      -----------------------
INDEPENDENT TRUSTEES

John V. Boyer(1)                  None                       None
Paul S. Doherty(2)                None                       $50,001 - $100,000
J. Michael Earley                 None                       $50,001 - $100,000
R. Barbara Gitenstein             None                       $50,001 - $100,000
Patrick Kenny(1)                  None                       None
Walter H. May                     None                       Over $100,000
Jock Patton                       None                       $10,001 - $50,000
David W. C. Putnam                None                       Over $100,000
Blaine E. Rieke(2)                None                       $50,001 - $100,000
Roger B. Vincent                  None                       Over $100,000
Richard A. Wedemeyer              None                       $50,001 - $100,000

TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney               None                       Over $100,000
John G. Turner                    None                       Over $100,000

(1) Commenced services as Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Funds in the ING complex of Funds.

(2)  Retired as Trustee on December 31, 2004.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Series' Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Series (not including registered investment companies) as of December 31, 2004.

                                NAME OF OWNERS
                               AND RELATIONSHIP                               VALUE OF    PERCENTAGE
NAME OF TRUSTEE                   TO TRUSTEE      COMPANY   TITLE OF CLASS   SECURITIES    OF CLASS
---------------                ----------------   -------   --------------   ----------   ----------
John V. Boyer                        N/A            N/A          N/A            $ 0          N/A
Paul S. Doherty                      N/A            N/A          N/A            $ 0          N/A
J. Michael Earley                    N/A            N/A          N/A            $ 0          N/A
R. Barbara Gitenstein                N/A            N/A          N/A            $ 0          N/A
Patrick Kenny                        N/A            N/A          N/A            $ 0          N/A
Walter H. May                        N/A            N/A          N/A            $ 0          N/A
Jock Patton                          N/A            N/A          N/A            $ 0          N/A
David W. C. Putnam                   N/A            N/A          N/A            $ 0          N/A
Blaine E. Rieke                      N/A            N/A          N/A            $ 0          N/A
Roger B. Vincent                     N/A            N/A          N/A            $ 0          N/A
Richard A. Wedemeyer                 N/A            N/A          N/A            $ 0          N/A

                            COMPENSATION OF TRUSTEES


          The Series pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, Vincent, May, Boyer, Wedemeyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $10,000, $20,000 and $2,500(1),
respectively) (additionally, as Chairperson of the Investment Review and Contract Committees, Mr. Vincent receives an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Series is based on the Series' average net assets as a percentage of the average net assets of all the funds managed by the Adviser or its affiliates, Directed Services, Inc. and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees/Directors.

          The following table sets forth information provided by the Series' Adviser regarding compensation of Trustees by the Series and other funds managed by ING Investments, LLC and its affiliates for the fiscal year ended December 31, 2004. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Series or any other funds managed by the Adviser.


(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $625, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $2,500.

                               COMPENSATION TABLE

                                DECEMBER 31, 2004

                                                            PENSION OR                         TOTAL
                                                            RETIREMENT                     COMPENSATION
                                                             BENEFITS      ESTIMATED           FROM
                                                             ACCRUED        ANNUAL           THE TRUST
                                            AGGREGATE       AS PART OF     BENEFITS          AND FUND
      NAME OF                           COMPENSATION FROM      FUND          UPON          COMPLEX PAID
  PERSON, POSITION                        THE SERIES (7)     EXPENSES    RETIREMENT(1)   TO TRUSTEES(2)(3)
  ----------------                      -----------------   ----------   -------------   -----------------
JOHN V. BOYER (4)                            $[    ]           N/A            N/A           $    92,625
TRUSTEE

PAUL S. DOHERTY(5)                           $[    ]           N/A            N/A           $   106,000
TRUSTEE

MICHAEL J. EARLEY                            $[    ]           N/A            N/A           $    91,000
TRUSTEE

BARBARA GITENSTEIN                           $[    ]           N/A            N/A           $   104,000
TRUSTEE

WALTER H. MAY                                $[    ]           N/A            N/A           $   130,000
TRUSTEE

PATRICK W. KENNY(4)                          $[    ]                                        $    75,625
TRUSTEE

THOMAS J. MCINERNEY(6)                       $     0           N/A            N/A           $         0
TRUSTEE

JOCK PATTON                                  $[    ]           N/A            N/A           $   126,000
TRUSTEE

DAVID W.C. PUTNAM                            $[    ]           N/A            N/A           $   101,000
TRUSTEE

BLAINE E. RIEKE(5)                           $[    ]           N/A            N/A           $   102,000
TRUSTEE

JOHN G. TURNER(6)                            $     0           N/A            N/A           $         0
TRUSTEE

ROGER VINCENT                                $[    ]           N/A            N/A           $   110,000
TRUSTEE

RICHARD A. WEDEMEYER                         $[    ]           N/A            N/A           $   110,000
TRUSTEE

(1) The Trust has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service. The amount reflected is compensation from all funds in the Complex.

(2) Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(3) Represents compensation from 113 funds (total in complex as of December 31, 2004). Does not include funds that are a series of ING Partners, Inc.

(4) Commenced services as Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Funds in the ING Complex of Funds. The compensation reflected is that of the fees paid by ING Partners, Inc.

(5)  Retired as Trustee on December 31, 2004.


(6) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the Adviser and the Distributor. Officers and Trustees who are interested persons do not receive any compensation from the Funds.


(7) The Series had not commenced operations as of the date of this SAI and therefore, did not pay compensation to any Trustees during the fiscal year ended December 31, 2004. The compensation presented in the table is estimated for the fiscal year ended December 31, 2005.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

It is expected that the Series shares will be sold to insurance companies affiliated with ING Investments and allocated to variable annuity separate accounts to fund obligations thereunder. Contract holders in these separate accounts are provided the right to direct the voting of fund shares at shareholder meetings. The insurance company votes the shares that it owns in these separate accounts in accordance with contract holders' directions. Undirected shares of the Series will be voted for each account in the same proportion as directed shares.

As of [          ], 2005 the officers and Trustees owned less than 1% of the outstanding shares of the Series.


                                    ADVISER

ING Investments, the Series' investment adviser, and ING IM, the Series' investment sub-adviser, are indirect wholly-owned subsidiaries of ING Groep N.V. (NYSE: ING) ("ING"). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.

ING Investments, which is registered as an investment adviser with the SEC, serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Investments, subject to the authority of the Trustees of the Series, has the overall responsibility for the management of the Series' portfolio. On February 26, 2001, the name of the Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Adviser was changed from ING Pilgrim Investments, LLC to ING Investments, LLC.


ING Investments, subject to the authority of the Trustees of the Series, serves as the Investment Manager to the Series and has overall responsibility for the management of the Series' portfolio, subject to delegation of certain responsibilities to ING IM as the sub-adviser for the Series. ING Investments serves pursuant to a separate investment management agreement ("Investment Management Agreement") between ING Investments and the Trust on behalf of the Series. The Investment Management Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for the Series. ING Investments oversees the investment management of the Sub-Adviser for the Series.

The Investment Management Agreement requires ING Investments to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Series and to furnish advice and recommendations with respect to investment of the Series' assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. The Investment Management Agreement provides that ING Investments is not subject to liability to the Series for any act or omission in the course of, or connected with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Management Agreement.

After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Series' outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of ING Investments by vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Series' outstanding shares voting as a single class, or upon not less than 60 days' notice by ING Investments. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

In considering the Investment Management Agreement and sub-advisory agreement ("Sub-Advisory Agreement"), the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.


In connection with their deliberations, on August 31, 2004, relating to the Series' current Investment Management Agreement and Sub-Advisory Agreement the Board, including the Independent Trustees, considered information that had been provided by ING Investments and the Sub-Adviser to the Series that engage them throughout the year at regular Board Meetings, as well as information furnished for a Board meeting held annually to specifically consider such renewals. This information included the following items: (1) FACT sheets for the Series that provide information about the performance and expenses of the Series and its respective peer group, as well as information about the Series' investment portfolio, objectives and strategies; (2) 15(c) Methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions provided by legal counsel to the Independent Trustees; (4) copies of each form of investment management and sub-advisory agreement; (5) copies of the Form ADV for each investment manager and sub-adviser to the Series; (6) financial statements for the investment manager and sub-adviser to the Series; and (7) other information relevant to their evaluations.

The following paragraph outline certain of the specific factors that the Board considered, and the conclusions reached, in relation to approving the Series' Sub-Advisory Agreement.

On August 31, 2004, in reaching a decision to engage ING IM as the Series' sub-adviser, the Board, including a majority of the Independent Trustees, considered the services to be rendered by ING IM as sub-adviser under the proposed Sub-Advisory Agreement and the fees that would be paid under the agreement to ING IM. The Board reviewed the capabilities and history of ING IM in managing principal protection products, the deployment of the sub-adviser's investment personnel resources with respect to these principal protection funds, the experience of the key investment personnel resources with responsibility for managing principal protection funds as well as their experience in managing enhanced equity index strategies and fixed-income securities. In addition to these considerations, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) prior performance of comparable funds, and in particular, the performance of other funds managed by ING IM or sub-advised by ING IM that seek to pay a guaranteed amount over a designated time period; (2) the difficulties inherent in comparing the past performance of comparable funds that commenced operations at different times and different interest rate environments; (3) the historical allocation of the assets of comparable funds among the Equity Component and the Fixed Component during the Guarantee Period; (4) ING IM's proprietary asset allocation methodologies that it has developed for this type of fund, on which the Board has received reports from time to time; (5) the guarantee structure for the Fund, including the cost of the guarantee; (6) the nature and quality of the services to be provided by ING IM and the reasonableness of the compensation under the Sub-Advisory Agreement in light of the services to be provided; and
(7) the personnel, operations, and financial condition of ING IM. The Board also considered the advisory fee to be retained by ING Investments for its oversight and monitoring services that will be provided to the Series.

In approving the Sub-Advisory Agreement for the Series, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. However, in approving the Investment Management Agreement and the Sub-Advisory Agreement, the Board focused on the investment process, product design and performance of other principal protection funds managed by ING Investments and ING IM in light of the investment objectives of those funds. The Board also focused on ING Investments' management services, and ING Investments' compliance capabilities and compliance oversight.

The Board reached the following conclusions regarding ING IM and the Sub-Advisory Agreement, among others: (1) ING IM is qualified to manage the Portfolio's assets in accordance with the investment objective and the investment strategy; (2) the fees to be paid to ING Investments and ING IM are reasonable in relation to the services to be rendered, and that the anticipated expenses to be borne by the shareholders were reasonable; (3) the performance of similar ING Funds for which ING IM is the Sub-Adviser; (4) the guarantee is important to investors seeking a goal of principal protection, and (5) the Sub-Advisory agreement offers an appropriate means for the Series to obtain high quality portfolio management services in furtherance of the Series' objectives, and to obtain other appropriate services for the Series.

                            INVESTMENT ADVISORY FEES


The Adviser bears the expense of providing its services, and pays the fees of the Sub-Adviser. For its services, the Series pays the Adviser, expressed as an annual fee, payable monthly, as described in the Prospectus.

                             SUB-ADVISORY AGREEMENT


The Investment Management Agreement for the Series provides that the Adviser, with the approval of the Board, may select and employ investment advisers to serve as Sub-Adviser for the Series, and shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser and executive salaries and expenses of the Trustees and officers of a Trust who are employees of the Adviser or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by the Series, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Series' Net Asset Value ("NAV"); taxes, if any, and the preparation of the Series' tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Series under Federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Adviser or the Sub-Adviser, or their affiliates;
membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.

The Fund and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with the sub-adviser. In accordance with the exemptive order received from the SEC, an information statement describing any change in sub-adviser will be provided to shareholders within 90 days of the change. The Adviser remains responsible for providing general management services to the Series including overall supervisory responsibility for the general management and investment of the Series' assets, and, subject to the review and approval of the Board, will among other things: (i) set the Series' overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Series' assets; (iii) when appropriate, allocate and reallocate the Series' assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Series' investment objectives, policies and restrictions.

Pursuant to a Sub-Advisory Agreement between the Adviser and ING IM, ING IM acts as the Sub-Adviser to the Series. In this capacity, ING IM, subject to the supervision and control of the Adviser and the Trustees of the Series, manages the Series' portfolio investments consistently with its investment objectives and executes the Series' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Adviser. The principal address of ING IM is 230 Park Avenue, New York, New York 10169

The Sub-Advisory Agreement may be terminated by: (1) the Adviser upon sixty
(60) days' written notice to the Fund and ING IM; (2) at any time, without payment of a penalty by the Series, by the Board or a majority of the outstanding voting securities of the Series upon sixty (60) days' written notice to the Adviser and ING IM; or (3) by ING IM, upon ninety (90) days' written notice, unless the Fund or the Adviser requests additional time to find a replacement for ING IM, in which case ING IM shall allow additional time, not to exceed thirty (30) additional days beyond the initial ninety-day notice period; provided, however, that ING IM can terminate the contract at any time, if ING IM or the Adviser is legally incapable of providing services under the contract or ceases to be a registered investment adviser or ING IM did not receive compensation for performance of its services. The Sub-Advisory Agreement will terminate automatically in the event of an "assignment," as defined in the 1940 Act.

As compensation to the Sub-Adviser for its services, the Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following expressed as an annual rate as a percentage of the Portfolio's average daily net assets managed during the month:



                     OFFERING PERIOD            0.1125%
                    GUARANTEE PERIOD             0.270%

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2004.


----------------- ------------------------------------ --------------------------------- --------------------------------
   PORTFOLIO
    MANAGER       REGISTERED INVESTMENT COMPANIES      OTHER POOLED INVESTMENT VEHICLES  OTHER ACCTS
----------------- -------------- --------------------- --------------- ----------------- -------------- -----------------
                  NUMBER OF                            NUMBER OF                         NUMBER OF
                  ACCOUNTS       TOTAL ASSETS          ACCOUNTS        TOTAL ASSETS      ACCOUNTS       TOTAL ASSETS
----------------- -------------- --------------------- --------------- ----------------- -------------- -----------------
Douglas                60           $7,093,617,920           0               N/A               0              N/A
Cote
----------------- -------------- --------------------- --------------- ----------------- -------------- -----------------
Mary Ann               36           $2,714,934,521           0               N/A               0              N/A
Fernandez
----------------- -------------- --------------------- --------------- ----------------- -------------- -----------------
James B.               53           $7,905,224,743           13         $1,482,343,368        25 (1)     $8,158,535,858
Kauffmann
----------------- -------------- --------------------- --------------- ----------------- -------------- -----------------
Hugh T. Whelan         60           $7,093,617,920           17         $3,325,027,998        29 (2)     $4,452,896,692
----------------- -------------- --------------------- --------------- ----------------- -------------- -----------------


(1) One of these Accounts with Total Assets of $156,118,065 has an advisory fee that is also based on the performance of the Account.


(2) Six of these Accounts with Total Assets of $955,897,075 have advisory fees that are also based on the performance of the Accounts.


     POTENTIAL CONFLICTS OF INTEREST


     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Series. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.


     A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.


     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Series. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Series maintained its position in that security.


     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.


     As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS


     For Douglas Cote, Mary Ann Fernandez, James B. Kauffman, and Hugh T. M. Whelan, the portfolio managers of the Series ("Portfolio Managers"), compensation consists of (a) fixed base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the Portfolio Managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.


     The Portfolio Managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the S&P 500 for the Equity Component and the LBAB Index for the Fixed Component) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable to changes in the value of the accounts' investments) for mutual fund accounts managed by the team.


     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.


     Portfolio Managers whose fixed base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES


     The following table shows the dollar range of shares of the Series owned by the Portfolio Managers as of December 31, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


------------------------------ ------------------------------------------
                               DOLLAR RANGE OF SECURITIES OF THE SERIES
PORTFOLIO MANAGER              OWNED (1)
------------------------------ ------------------------------------------
Douglas Cote                   None
------------------------------ ------------------------------------------
Mary Ann Fernandez             None
------------------------------ ------------------------------------------
James B. Kauffman              None
------------------------------ ------------------------------------------
Hugh T. M. Whelan              None
------------------------------ ------------------------------------------


(1)  The Series had not commenced operations as of December 31, 2004.

                        ADMINISTRATIVE SERVICES AGREEMENT


     ING Funds Services, LLC ("IFS" or "Administrator") serves as Administrator for the Series, pursuant to an administration agreement ("Administration Agreement"). Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Series' business, except for those services performed by the Adviser under the Investment Management Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the Custodian under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement, and such other service providers as may be retained by the Series from time to time. The Administrator acts as liaison among these service providers to the Series. The Administrator is also responsible for monitoring the Series' compliance with applicable legal requirements and the investment policies and restrictions of the Series. The Administrator is an affiliate of the Adviser. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

Listed below is the administrative services fee IFS is entitled to receive on an annual rate based on average daily net assets of the Series:

                    ADMINISTRATIVE FEE           SERIES ASSETS
                    ------------------   -----------------------------
                         0.055%          on the first $5 billion
                         0.030%          on all assets over $5 billion

                          EXPENSE LIMITATION AGREEMENT


The Adviser has entered into an agreement ("Expense Limitation Agreement") with the Fund, on behalf of the Series, pursuant to which the Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Series which excludes interest, taxes, brokerage commissions, other investment-related costs extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Series' business, and expenses of any counsel or other persons or services retained by the Series' Trustees who are not "interested persons" (as defined in the 1940 Act) of the Adviser or Sub-Adviser do not exceed 0.65% during the Offering Period, and 1.00% during the Guarantee Period.

The Series will at a later date reimburse the Adviser for management fees waived and other expenses assumed by the Adviser during the previous 36 months, but only if, after such reimbursement, the Series' expense ratio does not exceed the percentage described above. The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the Expense Limitation Agreement.

The Expense Limitation Agreement will continue until December 5, 2012. The Expense Limitation Agreement is contractual and automatically renews for one-year terms unless the Investment Manager provides written notice to the Series of the termination of the Agreement at least 30 days prior to the end of the then-current term. In addition, the Agreement shall terminate upon termination of the Management Agreement, or it may be terminated by the Series, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.


                                    CUSTODIAN

The Bank of New York, One Wall Street, New York, New York 10286, serves as custodian for the assets of the Series.

The custodian does not participate in determining the investment policies of the Series nor in deciding which securities are purchased or sold by the Series. The Series may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                                 TRANSFER AGENT

DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141, serves as the transfer agent and dividend-paying agent to the Series.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, MA 02110, serves as independent registered public accounting firm to the Series. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.

                                  LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

                              PRINCIPAL UNDERWRITER

ING Funds Distributor, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, has agreed to use its best efforts to distribute the shares as the principal underwriter of the Series pursuant to an agreement ("Distribution Agreement") between it and the Series. The Distribution Agreement was approved by the Board on February 25, 2003 to continue through September 1, 2004. The Distribution Agreement may be continued from year to year thereafter if approved annually by the Trustees or by a vote of holders of a majority of the Series' shares, and by a vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of ING Funds Distributor, LLC, and who are not interested persons of the Series, appearing in person at a meeting called for the purpose of approving such Agreement. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Trustees or ING Funds Distributor, Inc. or by vote of holders of a majority of the Series' shares without the payment of any penalty.

ING Funds Distributor, LLC is a wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.

                       DISTRIBUTION SERVICING ARRANGEMENTS

Series shares are distributed by ING Funds Distributor, LLC. The Series will offer shares only during the Offering Period. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares and other related services; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, LLC is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan specifies that the Series must pay a distribution fee to ING Funds Distributor, LLC for its distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if ING Funds Distributor, LLC's expenses exceed the distribution fee it receives, the Series will not be obligated to pay more than that fee. On the other hand, if ING Funds Distributor, LLC's expenses are less than such fee, ING Funds Distributor, LLC will retain its full fee and realize a profit.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the independent Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, LLC without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control with the Series could be deemed to have a financial interest in the Plan. No other interested person of the Series has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantage to investors in having no initial sales charges deducted from Series purchase payments and instead having the entire amount of their purchase payments immediately invested in Series shares, 2) the advantages to the shareholders of economies of scale resulting from growth in the assets of The ING GET Fund and potential continued growth, 3) the services provided to the Series and its shareholders by ING Funds Distributor, LLC, and 4) ING Funds Distributor, LLC's shareholder distribution-related expenses and costs.


                 BROKERAGE ALLOCATION AND TRADING POLICIES

     The Investment Management Agreement or Sub-Advisory Agreement authorizes the Adviser or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Series. In all purchases and sales of securities for the portfolio of the Series, the primary consideration is to obtain the most favorable execution available. Pursuant to the Investment Management Agreement or Sub-Advisory Agreement, the Adviser or the Sub Adviser determines, subject to the instructions of and review by the Series' Board, which securities are to be purchased and sold by the Series and which brokers are to be eligible to execute portfolio transactions of the Series. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Adviser or the Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

     In placing portfolio transactions, the Adviser or Sub-Adviser are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Series a portion of the brokerage commissions (in the form of a credit to the Series) paid to the broker-dealers to pay certain expenses of the Series. These commission recapture payments benefit the Series, and not the Adviser or Sub-Adviser.

     In selecting a broker-dealer, the Adviser or Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. The Adviser or Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided that the Adviser or Sub-Adviser make a good faith determination that the broker commissisons paid by the Series is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Adviser or Sub-Adviser may cause the Series to pay a broker-dealer, which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser or the Sub-Adviser commissions for effecting a securities transaction for the Series in excess of the commission which another broker-dealer would have charged for effecting that transaction.

     For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transaction for the clients of the managers. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, the Adviser or the Sub-Adviser may receive research services from broker-dealers with which the Adviser or Sub-Adviser places the Series' securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and the Adviser or Sub-Adviser do not bear the expense of these services if provided by a broker-dealer that executes trades for the Series, and the advisory fee paid to the Adviser or sub-advisory fee paid to the Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to the Adviser or the Sub-Adviser in advising the Series and other clients, although not all of the research services received by the Adviser or Sub-Adviser will necessarily be useful and of value in managing the Series. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by the Adviser or Sub-Adviser for the execution of securities transactions for the Series. In addition, in negotiating commissions with a broker, the Series may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     In negotiating commissions with a broker, the Series may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by the Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.

     Portfolio transactions may be executed by brokers affiliated with the ING Groep N.V. or the Adviser or Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Series is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

     Purchases of securities for the Series also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Fund will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

     Some securities considered for investment by the Sereis may also be appropriate for other clients served by the Series' Adviser or Sub-Adviser. If the purchase or sale of securities is consistent with the investment policies of the Series and one or more of these other clients serviced by the Adviser or Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Series and the Adviser's or Sub-Adviser's other clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser or Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent the Series seeks to acquire the same security at the same time as another fund, the Series may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Series is concerned.

     Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. The Series will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed-income securities, it is the policy of the Series to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Series will not necessarily pay the lowest spread or commission available. The Series may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Series. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.


     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

                                 CODE OF ETHICS

The Board adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

The Series, ING Investments, ING Distributor, Inc. and ING IM each have adopted a "Code of Ethics" or written supervisory procedures (in accordance with Rule 17j-1 under the 1940 Act). Each Code of Ethics allows personnel subject to that Code to invest in securities, including securities that may be purchased or held by the Series. However, it prohibits a person from taking advantage of Series trades or from acting on inside information.



                    DISCLOSURE OF THE PORTFOLIO'S SECURITIES

The Series is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Series' annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.


In addition, the Series posts its portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., the Series will post the quarter-ending June 30 holdings on August 1).

The Series also compiles a list composed of its ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Series' shares and most third parties may receive the Series' annual or semi-annual reports, or view on ING's website, the Series' portfolio holdings schedule. The Top Ten list also is provided in quarterly Series descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.


Other than in regulatory filings or on ING's website, the Series may provide its portfolio holdings to certain unaffiliated third parties and affiliates when the Series has a legitimate business purpose for doing so. Specifically, the Series' disclosure of its portfolio holdings may include disclosure:


     - To the Series' independent registered public accounting firm, as named herein, for use in providing audit opinions;
     - To financial printers for the purpose of preparing Series regulatory filings;
     - For the purpose of due diligence regarding a merger or acquisition; - To a new adviser or sub-adviser prior to the commencement of its management of the Series;
     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data for the Series than is posted on the Fund's website;
     - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Series;
     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Series; or
     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Series shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Series' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Series' portfolio securities is in the best interests of Series shareholders, including procedures to address conflicts between the interests of the Series' shareholders, on the one hand, and those of the Series' investment adviser, sub-adviser, principal underwriter or any affiliated person of the Series, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Series' administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Series' shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Series' administrator to authorize the release of the Series' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Series' administrator reports quarterly to the Board regarding the implementation of the Policies.

The Series has the following ongoing arrangements with certain third parties to provide the Series' portfolio holdings:


                                                                  TIME LAG BETWEEN DATE OF
                                                                    INFORMATION AND DATE
          PARTY                 PURPOSE           FREQUENCY         INFORMATION RELEASED
------------------------------------------------------------------------------------------
Institutional Shareholder   Proxy Voting           Daily                   None
Services, Inc.              & Class Action
                            Services

Charles River Development   Compliance             Daily                   None



All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders. The Series' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving the Portfolios will be disclosed to the Series' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Series, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.


                             PROXY VOTING PROCEDURES



The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolio's securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures which require the Adviser to vote proxies in accordance with the Portfolio's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolio proxy voting procedure. A copy of the proxy voting procedures and guidelines of the Portfolio, including the procedures of the Adviser, is attached hereto as Appendix A. No later than August 31 of each year, information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).



                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Series are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Prospectus.

The value of shares redeemed may be more or less than a shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made by the Series within seven days or the maximum period allowed by law, if shorter, after the redemption request is received by the Series or by the insurance company.

                                 NET ASSET VALUE


          As noted in the Prospectus, the NAV and offering price of the Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

          Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See "Net Asset Value" in the "Information for Investors" section of the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

          Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

          The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

          If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.

          Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

          The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

          In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

          Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Series. No attempt is made to present a detailed explanation of the tax treatment of the Series and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Holders of variable annuity contracts must consult their contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such contracts.

Qualification as a Regulated Investment Company

The Series has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Series' current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts

Under Code section 817(h), a segregated asset account upon which a variable annuity contract is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the Series' total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series' assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Series intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, shareholders should note that the Series may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

Performance information for the Series including the total return may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for the Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Series over a period of one and five years (or, if the Series has not been in existence for such periods, up to the life of the Series), calculated pursuant to the formula:

                     P(1 + T)(raised to the Nth power) = ERV

Where:
P = a hypothetical initial payment of $1,000

T = an average annual total return

n = the number of years

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

Performance information for the Series may be compared, in reports and promotional literature, to: (a) the S&P 500 Index and/or the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Series.

                                   APPENDIX A

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                           REVISION DATE: MAY 12, 2005

I.      INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.     VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.    DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.     APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.      VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

        A.  Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

        B.  Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

            2.  NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

            If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

            If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.  Referrals to a Fund's Valuation, Proxy and Brokerage Committee

            A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.     CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.    REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES


                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES

I.      INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.     ROLES AND RESPONSIBILITIES

        A.  Proxy Coordinator

        The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

        Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

        Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

        B.  Agent

        An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

        The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

        The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

        Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

        C.  Proxy Group

        The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

        A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

        A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

        For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

        If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

        If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

        D.  Investment Professionals

        The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.    VOTING PROCEDURES

        A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

        B.  Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

        C.  Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

            2.  NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.     ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

        A.  Assessment of the Agent

            The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

            Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

        B.  Conflicts of Interest

            The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

            In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

            For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

            The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.      REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

       NAME                                      TITLE OR AFFILIATION
Stanley D. Vyner            Chief Investment Risk Officer and Executive Vice President, ING
                            Investments, LLC

Michael                     J. Roland Executive Vice President, ING Investments, LLC;
                            Vice President, ING Life Insurance and Annuity Company;
                            and Assistant Secretary, Directed Services, Inc.

Todd Modic                  Senior Vice President, ING Funds Services, LLC and ING
                            Investments, LLC; and Chief Financial Officer of the ING
                            Funds

Maria Anderson              Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                Proxy Coordinator for the ING Funds and Manager - Special
                            Projects, ING Funds Services, LLC

Julius Drelick              Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.     Counsel, ING Americas US Legal Services

Effective as of April 21, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

I.      INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.      THE BOARD OF DIRECTORS
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2)  Only if the director's legal expenses would be covered.

2.      PROXY CONTESTS
These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.      AUDITORS
RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.      PROXY CONTEST DEFENSES
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.      TENDER OFFER DEFENSES
POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.      MISCELLANEOUS
CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
   - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
   -    If the dissidents agree, the policy remains in place.
   - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS
Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.      CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.

   - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
   - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
   - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.      EXECUTIVE AND DIRECTOR COMPENSATION
Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:
     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
     FEATURES
     Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
     Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
     Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.

     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
     Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.      STATE OF INCORPORATION
VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.     MERGERS AND CORPORATE RESTRUCTURINGS
Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.     MUTUAL FUND PROXIES
ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.     SOCIAL AND ENVIRONMENTAL ISSUES
These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.  GLOBAL PROXIES
The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
   -    the opening of the shareholder meeting
   -    that the meeting has been convened under local regulatory requirements
   -    the presence of quorum
   -    the agenda for the shareholder meeting
   -    the election of the chair of the meeting
   -    the appointment of shareholders to co-sign the minutes of the meeting

   -    regulatory filings (E.G., to effect approved share issuances)
   - the designation of inspector or shareholder representative(s) of minutes of meeting
   - the designation of two shareholders to approve and sign minutes of meeting
   -    the allowance of questions
   -    the publication of minutes - the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION
Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
   -    it is editorial in nature;
   -    shareholder rights are protected;
   -    there is negligible or positive impact on shareholder value;
   -    management provides adequate reasons for the amendments; or
   -    the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
   - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
   - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                           ING GET U.S. CORE PORTFOLIO

                                    SERIES 11

            STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2005

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the current Prospectus for ING GET U.S. Core Portfolio, Series 11 ("Series"). Capitalized terms not defined herein are used as defined in the Prospectus. The Offering Period for Series 11 begins on December 6, 2005 and continues through March 1, 2006. ING Variable Insurance Trust ("Fund") is authorized to issue multiple series of shares, each representing a diversified portfolio of investments with different investment objectives, policies and restrictions. This SAI applies only to the Series.

A free copy of the Series 11 Prospectus is available upon request by writing to the Series at: P.O. Box 9271, Des Moines, IA 50306-9271, or by calling
(800) 531-4547.


                                TABLE OF CONTENTS

GENERAL INFORMATION                                                           1
INVESTMENT OBJECTIVE AND RESTRICTIONS                                         2
INVESTMENT TECHNIQUES AND RISK FACTORS                                        3
OTHER CONSIDERATIONS                                                          8
THE ASSET ALLOCATION PROCESS                                                  8
MANAGEMENT OF THE FUND                                                        9
TRUSTEE OWNERSHIP OF SECURITIES                                              17
COMPENSATION OF TRUSTEES                                                     18
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS                                   18
ADVISER                                                                      18
THE SUBADVISORY AGREEMENT                                                    19
ADMINISTRATIVE SERVICES AGREEMENT                                            19
EXPENSE LIMITATION AGREEMENT                                                 20
CUSTODIAN                                                                    20
TRANSFER AGENT                                                               20
INDEPENDENT AUDITORS                                                         20
PRINCIPAL UNDERWRITER                                                        20
DISTRIBUTION SERVICING ARRANGEMENTS                                          21
DISCLOSURE OF THE PORTFOLIO SECURITIES                                       21
BROKERAGE ALLOCATION AND TRADING POLICIES                                    21
CODE OF ETHICS                                                               22
PROXY VOTING PROCEDURES                                                      22
PURCHASE AND REDEMPTION OF SHARES                                            22
NET ASSET VALUE                                                              23
TAX STATUS                                                                   23
PERFORMANCE INFORMATION                                                      24
Appendix A                                                                   A-1

                               GENERAL INFORMATION

On April 5, 2002, the name of the Fund was changed from Pilgrim Variable Insurance Trust Fund to ING Variable Insurance Trust.


Organization. ING Variable Insurance Trust is an open-end management investment company organized as a Delaware statutory trust on the 15th day of July 1999. Although the Fund currently offers multiple portfolios, this SAI applies only to ING GET U.S. Core Portfolio, Series 11.


Voting Rights. Shareholders of the Series are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of the Board of Trustees ("Board") (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. Investors who select the Series for investment through their variable annuity contract are not the shareholders of the Series. The insurance companies that issue the separate accounts are the true shareholders, but generally pass through voting to investors as described in the prospectus for the applicable Contract.

                      INVESTMENT OBJECTIVE AND RESTRICTIONS

The investment objective for the Series is to seek to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the Guarantee Period. The Series will pursue its objective during a specified seven year period, the "Guarantee Period," from March 2, 2006 through February 28, 2013 for Series 11 ("Maturity Date"). In seeking to achieve its investment objective, the Series has adopted the following restrictions which are matters of fundamental policy and cannot be changed without approval by the holders of the lesser of: (i) 67% of the shares of the Series present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Series.

As a matter of fundamental policy, the Series will not:

          (1) Borrow money, except that (a) the Series may enter into certain futures contracts and options related thereto; (b) the Series may enter into commitments to purchase securities in accordance with the Series' investment program, including delayed delivery and when-issued securities and reverse repurchase agreements; (c) the Series may borrow money for temporary or emergency purposes in amounts not exceeding 15% of the value of its total assets at the time when the loan is made; and (d) for purposes of leveraging, the Series may borrow money from banks (including its custodian bank) only if, immediately after such borrowing, the value of the Series' assets, including the amount borrowed, less its liabilities, is equal to at least 300% of the amount borrowed, plus all outstanding borrowings. If at any time the value of the Series' assets fails to meet the 300% coverage requirement relative only to leveraging, the Series shall, within three days (not including Sundays and holidays), reduce its borrowings to the extent necessary to meet the 300% test.

          (2) Act as an underwriter of securities except to the extent that, in connection with the disposition of securities by the Series for its portfolio, the Series or the Fund may be deemed to be an underwriter under the provisions of the 1933 Act.

          (3) Purchase real estate, interests in real estate or real estate limited partnership interests except that, to the extent appropriate under its investment program, the Series may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which deal in real estate or interests therein.

          (4) Make loans, except that, to the extent appropriate under its investment program, the Series may purchase bonds, debentures or other debt securities, including short-term obligations and enter into repurchase transactions.

          (5) Invest in commodity contracts, except that the Series may, to the extent appropriate under its investment program, purchase securities of companies engaged in such activities; may enter into futures contracts and related options, may engage in transactions on a when-issued or forward commitment basis.

          (6) Alter, amend or modify either the Investment Objective or the Principal Investment Strategies of the Series, as described in the Prospectus.

          (7) With respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer excluding securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or purchase more than 10% of the outstanding voting securities of any issuer.

          (8) Concentrate its investments in any one industry except that the Series may invest up to 25% of its total assets in securities issued by companies principally engaged in any one industry. For purposes of this restriction, finance companies will be classified as separate industries according to the end users of their services, such as automobile finance, computer finance and consumer finance. This limitation will not apply to securities issued or guaranteed as to principal and/or interest by the U.S. Government, its agencies or instrumentalities.

Where the Series' investment objective or policy restricts it to holding or investing a specified percentage of its assets in any type of instrument, that percentage is measured at the time of purchase. There will be no violation of any investment policy or restriction if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, in securities rating of the investment or any other change. With respect to fundamental policy number (8), industry classifications are determined in accordance with the classifications established by Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies.

The Series also has adopted certain other investment policies and restrictions reflecting the current investment practices of the Series, which may be changed by the Board and without shareholder vote. Under such policies and restrictions, the Series will not:

          (1) Mortgage, pledge or hypothecate its assets except in connection with loans of securities as described in (4) above, borrowings as described in
(1) above, permitted transactions involving options, futures contracts and options on such contracts.

          (2) Invest in companies for the purpose of exercising control or management.

          (3) Make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options in the manner otherwise permitted by the investment restrictions, policies and investment programs of the Series.

                     INVESTMENT TECHNIQUES AND RISK FACTORS

The Series will be managed by ING Investment Management Co. ("ING IM" or "Sub-Adviser"), subject to the oversight by ING Investments, LLC or ("Adviser") as described more fully in the Investment Management Agreement section below.

Futures Contracts

The Series may enter into future contracts, described below and in the Prospectus, as a means of achieving its investment objective. The Series may invest up to 30% of its assets in derivatives to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs.

The Series may enter into futures contracts subject to the restrictions described below under "Additional Restrictions on the Use of Futures Contracts. THE SERIES WILL ONLY ENTER INTO FUTURES CONTRACTS ON THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX ("S&P 500 Index") AND U.S. TREASURY SECURITIES. S&P 500 Index futures may not exceed 20% of the market value of the Equity Component. The notional value of U.S. Treasury futures may not exceed 50% of the market value of the Fixed Component. Futures contracts may not be used for speculative purposes. The futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC").

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a financial instrument or a specific stock market index for a specified price on a designated date. Brokerage fees are incurred when a futures contract is bought or sold and at expiration, and margin deposits must be maintained.

Although interest rate futures contracts typically require actual future delivery of and payment for the underlying instruments, those contracts are usually closed out before the delivery date. Stock index futures contracts do not contemplate actual future delivery and will be settled in cash at expiration or closed out prior to expiration. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of underlying instrument and the same delivery date.

There can be no assurance, however, that the Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Series is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the contract.

The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and equity prices, which in turn are affected by fiscal and monetary policies and national and international political and economic events. Small price movements in futures contracts may result in immediate and potentially unlimited loss or gain to the Series relative to the size of the margin commitment. A purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract.

When using futures contracts as a hedging technique, at best, the correlation between changes in prices of futures contracts and of the instruments or securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for futures and for securities, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard futures contracts available for trading. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or stock market or interest rate trends as well as the expenses associated with creating the hedge.

Most U.S. futures exchanges limit the amount of fluctuation permitted in interest rate futures contract prices during a single trading day, and temporary regulations limiting price fluctuations for stock index futures contracts are also in effect. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some persons engaging in futures transactions to substantial losses.

"Margin" is the amount of funds that must be deposited by the Series with a commodities broker in a custodian account in order to initiate futures trading and to maintain open positions in the Series' futures contracts. A margin deposit is intended to assure the Series' performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy the margin requirement, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will promptly pay the excess to the Series. These daily payments to and from the Series are called variation margin. At times of extreme price volatility, intra-day variation margin payments may be required. In computing daily net asset values, the Series will mark-to-market the current value of its open futures contracts. The Series expects to earn interest income on its initial margin deposits.

When the Series buys or sells a futures contract, unless it already owns an offsetting position, it will designate cash and/or liquid securities having an aggregate value at least equal to the full "notional" value of the futures contract, thereby insuring that the leveraging effect of such futures contract is minimized, in accordance with regulatory requirements.

The Series may purchase and sell futures contracts under the following conditions: (a) the then-current aggregate futures market prices of financial instruments required to be delivered and purchased under open futures contracts shall not exceed 30% of the Series' total assets at market value at the time of entering into a contract and (b) no more than 5% of the assets, at market value at the time of entering into a contract, shall be committed to margin deposits in relation to futures contracts.

Additional Restrictions on the Use of Futures Contracts. CFTC regulations require that to prevent the Series from being a commodity pool, the Series enter into all short futures for the purpose of hedging the value of securities held, and that all long futures positions either constitute bona fide hedging transactions, as defined in such regulations, or have a total value not in excess of an amount determined by reference to certain cash and securities positions maintained, and accrued profits on such positions. As evidence of its hedging intent, the Series expects that at least 75% of futures contract purchases will be "completed"; that is, upon the sale of these long contracts, equivalent amounts of related securities will have been or are then being purchased by it in the cash market.

Additional Risk Factors in Using Futures. In addition to any risk factors which may be described elsewhere in this section, or in the Prospectus, the following sets forth certain information regarding the potential risks associated with the Series' transactions in derivatives.

Risk of Imperfect Correlation. The Series' ability to hedge effectively all or a portion of its portfolio through transactions in futures on securities and indices depends on the degree to which movements in the value of the securities or index underlying such hedging instrument correlates with movements in the value of the assets being hedged. If the value of the assets being hedged do not move in the same amount or direction as the underlying security or index, the hedging strategy for the Series might not be successful and it could sustain losses on its hedging transactions which would not be offset by gains on its portfolio. It is also possible that there may be a negative correlation between the security or index underlying a futures contract and the portfolio securities being hedged, which could result in losses both on the hedging transaction and the portfolio securities. In such instances, the Series' overall return could be less than if the hedging transactions had not been undertaken.

Potential Lack of a Liquid Secondary Market. Prior to exercise or expiration, a futures position may be terminated only by entering into a closing sale transaction, which requires a secondary market on the exchange on which the position was originally established. While the Series will establish a futures position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures contract at any specific time. In such event, it may not be possible to close out a position held by the Series which could require it to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. The inability to close out futures positions also could have an adverse impact on the Series' ability to effectively hedge its portfolio, or the relevant portion thereof.

The trading of futures contracts also is subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of the brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Risk of Predicting Interest Rate Movements. Investments in futures contracts on U.S. Treasury securities involve the risk that if the Sub-Adviser's judgment concerning the general direction of interest rates is incorrect, the overall performance of the Series may be poorer than if it had not entered into any such contract. For example, if the Series has been hedged against the possibility of an increase in interest rates which would adversely affect the price of bonds held in the Fixed Component and interest rates decrease instead, the Series will lose part or all of the benefit of the increased value of its bonds which have been hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Series has insufficient cash, it may have to sell bonds from the Fixed Component to meet daily variation margin requirements, possibly at a time when it may be disadvantageous to do so. Such sale of bonds may be, but will not necessarily be, at increased prices which reflect the rising market.

Counterparty Risk. With some derivatives there is also the risk that the counterparty may fail to honor its contract terms, causing a loss for the Series.

Foreign Securities

The Series may invest in depositary receipts of foreign companies included in the S&P 500 Index. Depositary receipts are typically dollar denominated, although their market price is subject to fluctuations of the foreign currency in which the underlying securities are denominated. Depositary receipts are typically American Depositary Receipts ("ADRs"), which are designed for U.S. investors and held either in physical form or in book entry form.

Real Estate Securities

The Series may invest in real estate securities through interests in real estate investment trusts ("REITs") included in the S&P 500 Index. REITs are trusts that sell securities to investors and use the proceeds to invest in real estate or interests in real estate. A REIT may focus on a particular project, such as apartment complexes, or geographic region, such as the Northeastern U.S., or both.

Investing in stocks of real estate-related companies presents certain risks that are more closely associated with investing in real estate directly than with investing in the stock market generally, including: periodic declines in the value of real estate, generally, or in the rents and other income generated by real estate; periodic over-building, which creates gluts in the market, as well as changes in laws (such as zoning laws) that impair the property rights of real estate owners; and adverse developments in the real estate industry.

Short-term Debt Instruments

The Series may invest in short-term debt obligations (including banker's acceptances, commercial paper, bank notes, time deposits and certificates of deposit). The Series generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including to satisfy redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Series may enter into repurchase agreements. Under a repurchase agreement, the Series agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Series' custodian securities with an initial market value of at least 102% of the dollar amount invested by the Series in each repurchase agreement. The manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Series' ability to sell the underlying securities. The Series will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Illiquid Securities

The Series may invest in illiquid securities. Illiquid securities are securities that are not readily marketable or cannot be disposed of promptly within seven days and in the usual course of business without taking a materially reduced price. Such securities include, but are not limited to, time deposits and repurchase agreements with maturities in excess of seven days. Securities that may be resold under Rule 144A under the Securities Act of 1933, as amended ("1933 Act") or securities offered pursuant to Section 4(2) of the 1933 Act shall not be deemed illiquid solely by reason of being unregistered. The Sub-Adviser shall determine whether a particular security is deemed to be illiquid based on the trading markets for the specific security and other factors. Illiquid securities will not exceed 15% of the net assets of the Series.

Mortgage-Related Debt Securities

The Series may invest in mortgage-related debt securities, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). However, each such security must be rated AAA or higher by S&P or Aaa or higher by Moody's, provided that if both S&P and Moody's have issued a rating on the security, such rating shall not be less than AAA/Aaa.

Federal mortgage-related securities include obligations issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly owned corporate instrumentality of the U.S., the securities and guarantees of which are backed by the full faith and credit of the U.S. FNMA, a federally chartered and privately owned corporation, and FHLMC, a federal corporation, are instrumentalities of the U.S. with Presidentially appointed board members. The obligations of FNMA and FHLMC are not explicitly guaranteed by the full faith and credit of the federal government.

Pass-through mortgage-related securities are characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, often twenty or thirty years, the borrowers can, and typically do, repay such loans sooner. Thus, the security holders frequently receive repayments of principal, in addition to the principal that is part of the regular monthly payment. A borrower is more likely to repay a mortgage bearing a relatively high rate of interest. This means that in times of declining interest rates, some higher yielding securities held by the Series might be converted to cash, and the Series could be expected to reinvest such cash at the then prevailing lower rates. The increased likelihood of prepayment when interest rates decline also limits market price appreciation of mortgage-related securities. If the Series buys mortgage-related securities at a premium, mortgage foreclosures or mortgage prepayments may result in losses of up to the amount of the premium paid since only timely payment of principal and interest is guaranteed.

CMOs and REMICs are securities which are collateralized by mortgage pass-through securities. Cash flows from underlying mortgages are allocated to various classes or tranches in a predetermined, specified order. Each sequential tranche has a "stated maturity" - the latest date by which the tranche can be completely repaid, assuming no repayments - and has an "average life" - the average time to receipt of a principal weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity, as would be the case in a straight debt instrument.

CMOs and REMICs are typically structured as "pass-through" securities. In these arrangements, the underlying mortgages are held by the issuer, which then issues debt collateralized by the underlying mortgage assets. The security holder thus owns an obligation of the issuer and payment of interest and principal on such obligations is made from payment generated by the underlying mortgage assets. The underlying mortgages may or may not be guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government such as GNMA or otherwise backed by FNMA or FHLMC. Alternatively, such securities may be backed by mortgage insurance, letters of credit or other credit enhancing features. Both CMOs and REMICs are issued by private entities. They are not directly guaranteed by any government agency and are secured by the collateral held by the issuer. CMOs and REMICs are subject to the type of prepayment risk described above due to the possibility that prepayments on the underlying assets will alter the cash flow.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are collateralized by short-term loans such as automobile loans, home equity loans, equipment leases or credit card receivables. The payments from the collateral are generally passed through to the security holder. As noted above with respect to CMOs and REMICs, the average life for these securities is the conventional proxy for maturity. Asset-backed securities may pay all interest and principal to the holder, or they may pay a fixed rate of interest, with any excess over that required to pay interest going either into a reserve account or to a subordinate class of securities, which may be retained by the originator. The originator or other party may guarantee interest and principal payments. These guarantees often do not extend to the whole amount of principal, but rather to an amount equal to a multiple of the historical loss experience of similar portfolios.

Two varieties of asset-backed securities are CARs and CARDs. CARs are securities, representing either ownership interests in fixed pools of automobile receivables, or debt instruments supported by the cash flows from such a pool. CARDs are participations in fixed pools of credit accounts. These securities have varying terms and degrees of liquidity.

The collateral behind certain asset-backed securities (such as CARs and CARDs) tends to have prepayment rates that do not vary with interest rates; the short-term nature of the loans may also tend to reduce the impact of any change in prepayment level. Other asset-backed securities, such as home equity asset-backed securities, have prepayment rates that are sensitive to interest rates. Faster prepayments will shorten the average life and slower prepayments will lengthen it. Asset-backed securities may be pass-through, representing actual equity ownership of the underlying assets, or pay-through, representing debt instruments supported by cash flows from the underlying assets.

The coupon rate of interest on mortgage-related and asset-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool, by the amount of the fees paid to the mortgage pooler, issuer, and/or guarantor. Actual yield may vary from the coupon rate, however, if such securities are purchased at a premium or discount, traded in the secondary market at a premium or discount, or to the extent that the underlying assets are prepaid as noted above.

Separate Trading of Registered Interest and Principal of Securities ("STRIPS")

The Series may invest in STRIPS. STRIPS are created by the Federal Reserve Bank by separating the interest and principal components of an outstanding U.S. Treasury or agency bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to include the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

OTHER INVESTMENT COMPANIES

The Series may invest in other investment companies ("Underlying Funds"). The Series may not (i) invest more than 10% of its total assets in the Underlying Funds, (ii) invest more than 5% of its total assets in any one Underlying Fund, or (iii) purchase greater than 3% of the total outstanding securities of any one Underlying Fund.

EXCHANGE TRADED FUNDS ("ETFS"). ETFs are passively managed investment companies traded on a securities exchange whose goal is to track or replicate a desired index. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value ("NAV"). Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF's underlying securities. Additionally, if the Series elects to redeem its ETF shares rather than selling them on the secondary market, the Series may receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Series.

Zero Coupon Securities

The Series may invest in zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amounts or par value. The discount varies, depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. The Series may also invest in Government Trust Certificates, which represent an interest in a government trust, the property of which consists of
(i) a promissory note of a foreign government no less than 90% of which is backed by the full faith and credit guaranty issued by the Federal Government of the United States of America (issued pursuant to Title III of the Foreign Operations, Export, Financing and Related Borrowers Programs Appropriations Act of 1998) and (ii) a security interest in obligations of the United States Treasury backed by the full faith and credit of the United States of America sufficient to support remaining balance (no more than 10%) of all payments of principal and interest on such promissory note; provided that such obligations shall not be rated less than AAA by S&P or less than Aaa by Moody's.

The risks associated with lower debt securities apply to these securities. Zero coupon securities are also subject to the risk that in the event of a default, the Series may realize no return on its investment, because these securities do not pay cash interest.

                              OTHER CONSIDERATIONS

In extreme circumstances, the insurance company reserves the right to accept additional deposits, including both new annuity monies and internal variable annuity transfers, during the Guarantee Period and to discontinue this practice at its discretion at any time.

                          THE ASSET ALLOCATION PROCESS

In pursuing the Series' investment objective, the Sub-Adviser looks to allocate assets among the Equity Component and the Fixed Component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, the then current market value of the Series, the Series' total annual expenses, as well as insurance company separate account expenses assessed to Contractholders and Participants acquiring an interest in the Series through the Separate Account, and the Maturity Date. If interest rates are low (particularly at the inception of the Guarantee Period), the Series assets may be largely invested in the Fixed Component in order to decrease the likelihood that the insurance company would be required to make any payment under the Guarantee. In addition, if during the Guarantee Period the equity markets experienced a major decline, the Series' assets may become largely invested in the Fixed Component in order to increase the likelihood of meeting the investment objective.

The initial allocation of the Series' assets between the Equity Component and the Fixed Component will be determined principally by the prevailing level of interest rates and the volatility of the stock market at the beginning of the Guarantee Period. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the Fixed Component. The Sub-Adviser will monitor the allocation of the Series' assets on a daily basis.

The asset allocation process will also be affected by the Sub-Adviser's ability to manage the Fixed Component. If the Fixed Component provides a return better than that assumed by the Sub-Adviser's proprietary software model, fewer assets would have to be allocated to the Fixed Component. On the other hand, if the performance of the Fixed Component is poorer than expected, more assets would have to be allocated to the Fixed Component, and the ability of the Series to participate in any subsequent upward movement in the equity market would be limited.

The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Series during periods of increased equity market volatility. To moderate such costs, the Sub-Adviser has built into the proprietary software program a factor that will require reallocations only when Equity Component and Fixed Component values have deviated by more than certain minimal amounts since the last reallocation.

                           MANAGEMENT OF THE FUND

MANAGEMENT OF THE FUND

  Set forth in the table below is information about each Trustee of the Fund.

                                                                                               NUMBER OF
                                                                                               FUNDS IN
                                POSITION(S)  TERM OF OFFICE                                   FUND COMPLEX
                                 HELD WITH   AND LENGTH OF      PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          FUND      TIME SERVED(1)      DURING THE PAST 5 YEARS       TRUSTEE(2)       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

JOHN V. BOYER(3)                Trustee      January 2005 -    Executive Director, The Mark      153        None
7337 East Doubletree Ranch Rd.               Present           Twain House & Museum (4)
Scottsdale, Arizona 85258                                      (September 1989 - Present).
Age: 51

J. MICHAEL EARLEY               Trustee      February 2002 -   President and Chief               153        None
7337 East Doubletree Ranch Rd.               Present           Executive Officer, Bankers
Scottsdale, Arizona 85258                                      Trust Company, N.A. (June
Age: 60                                                        1992 - Present).

R. BARBARA GITENSTEIN           Trustee      February 2002 -   President, College of New         153        New Jersey Resources
7337 East Doubletree Ranch Rd.               Present           Jersey (January 1999 -                       (September 2003 -
Scottsdale, Arizona 85258                                      Present).                                    Present).
Age: 57

PATRICK W. KENNY (3)            Trustee      January 2005 -    Executive Vice President,         153        Assured Guaranty Ltd.
7337 East Doubletree Ranch Rd.               Present           Frontier Insurance Group,                    (November 2003 -
Scottsdale, Arizona 85258                                      Inc. (September 1998 - March                 Present).
Age: 62                                                        2001); President and Chief
                                                               Executive Officer,
                                                               International Insurance
                                                               Society (June 2001 -
                                                               Present).

WALTER H. MAY                   Trustee      February 2001 -   Retired.                          153        BestPrep Charity
7337 East Doubletree Ranch Rd.               Present                                                        (September 1991 -
Scottsdale, Arizona 85258                                                                                   Present).
Age: 67

                                                                                               NUMBER OF
                                                                                               FUNDS IN
                                POSITION(S)  TERM OF OFFICE                                   FUND COMPLEX
                                 HELD WITH   AND LENGTH OF      PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          FUND      TIME SERVED(1)      DURING THE PAST 5 YEARS       TRUSTEE(2)       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
JOCK PATTON                     Chairperson  February 2001 -   Private Investor (June 1997       153        JDA Software
7337 East Doubletree Ranch Rd.  and Trustee  Present           - Present).  Formerly,                       Group, Inc. (January
Scottsdale, Arizona 85258                    (Chairman 2005)   Director and Chief Executive                 1999 - Present); Swift
Age: 58                                                        Officer, Rainbow Multimedia                  Transportation Co.
                                                               Group, Inc. (January 1999 -                  (March 2004 - Present).
                                                               December 2001).

DAVID W.C. PUTNAM               Trustee      February 2001 -   President and Director, F.L.      153        Progressive Capital
7337 East Doubletree Ranch Rd.               Present           Putnam Securities Company,                   Accumulation Trust
Scottsdale, Arizona 85258                                      Inc. (June 1978 - Present)                   (August 1998 -
Age: 65                                                                                                     Present); Principled
                                                                                                            Equity Market Fund
                                                                                                            (November 1996 -
                                                                                                            Present), Mercy
                                                                                                            Endowment Foundation
                                                                                                            (September 1995 -
                                                                                                            Present); Asian American
                                                                                                            Bank and Trust Company
                                                                                                            (June 1992 - Present);
                                                                                                            and Notre Dame Health
                                                                                                            Care Center (July 1991 -
                                                                                                            Present).

ROGER B. VINCENT                Trustee      February 2002 -   President, Springwell             153        Director AmeriGas
7337 East Doubletree Ranch Rd.               Present           Corporation (March 1989 -                    Propane, Inc. (January
Scottsdale, Arizona 85258                                      Present).                                    1998 - Present).
Age: 59

RICHARD A. WEDEMEYER            Trustee      February 2001 -   Retired. Formerly, Vice           153        Touchstone Consulting
7337 East Doubletree Ranch Rd.               Present           President - Finance and                      Group (June 1997 -
Scottsdale, Arizona 85258                                      Administration, The Channel                  Present); Jim Henson
Age: 69                                                        Corporation (June 1996 -                     Legacy (April 1994 -
                                                               April 2002). Trustee, First                  Present).
                                                               Choice Funds (February 1997
                                                               - April 2001).

                                                                                               NUMBER OF
                                                                                               FUNDS IN
                                POSITION(S)  TERM OF OFFICE                                   FUND COMPLEX
                                 HELD WITH   AND LENGTH OF      PRINCIPAL OCCUPATION(S) -     OVERSEEN BY     OTHER DIRECTORSHIPS
    NAME, ADDRESS AND AGE          FUND      TIME SERVED(1)      DURING THE PAST 5 YEARS       TRUSTEE(2)       HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED
PERSONS"

THOMAS J. MCINERNEY(5)(6)       Trustee      February 2001     Chief Executive Officer, ING      199        Trustee, Equitable
7337 East Doubletree Ranch Rd.               - Present         U.S. Financial Services                      Life Insurance Co.,
Scottsdale, Arizona 85258                                      (September 2001 - Present);                  Golden American Life
Age: 49                                                        Member, ING Americas                         Insurance Co., Life
                                                               Executive Committee (2001 -                  Insurance Company of
                                                               Present); ING Aeltus Holding                 Georgia, Midwestern
                                                               Company, Inc. (2000 -                        United Life Insurance
                                                               Present), ING Retail Holding                 Co., ReliaStar Life
                                                               Company (1998 - Present),                    Insurance Co.,
                                                               and ING Retirement Holdings,                 Security Life of
                                                               Inc. (1997 - Present).                       Denver, Security
                                                               Formerly, President, Chief                   Connecticut Life
                                                               Executive Officer and                        Insurance Co.,
                                                               Director of Northern Life                    Southland Life
                                                               Insurance Company (March                     Insurance Co., USG
                                                               2001 - October 2002);                        Annuity and Life
                                                               President ING Life Insurance                 Company, and United
                                                               & Annuity Company (September                 Life and Annuity
                                                               1997 - November 2002),                       Insurance Co. Inc;
                                                               General Manager and Chief                    Director, Ameribest
                                                               Executive Officer, ING                       Life Insurance Co.;
                                                               Worksite Division (December                  Director, First
                                                               2000 - October 2001).                        Columbine Life
                                                                                                            Insurance Co.; Member
                                                                                                            of the Board, Bushnell
                                                                                                            Performing Arts
                                                                                                            Center; St. Francis
                                                                                                            Hospital; National
                                                                                                            Conference for
                                                                                                            Community Justice; and
                                                                                                            Metro Atlanta Chamber
                                                                                                            of Commerce.

JOHN G. TURNER(5)               Trustee      February 2001 -   Retired. Formerly Vice            153        Director, Hormel
7337 East Doubletree Ranch Rd.               Present           Chairman of ING Americas                     Foods Corporation
Scottsdale, Arizona 85258                                      (September 2000 - January                    (March 2000 - Present);
Age: 65                                                        2002); Chairman and                          ShopKo Stores, Inc.
                                                               Chief Executive Officer of                   (August 1999 - Present);
                                                               ReliaStar Financial Corp.                    Conseco, Inc. (September
                                                               and ReliaStar Life Insurance                 2003 - Present).
                                                               Company (July 1993 - September
                                                               2000); Director of ReliaStar
                                                               Life Insurance Company of New
                                                               York (April 1975 - December
                                                               2001); Director of Northern
                                                               Life Insurance Company (March
                                                               1985 - April 2000); Chairman
                                                               and Trustee of the Northstar
                                                               affiliated investment
                                                               companies (May 1993 -
                                                               December 2001).

----------

(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act, ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, whether for purposes of appointing a successor to the Trustees or if otherwise necessary under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer needed.
(2) For the purposes of this table, "Fund Complex" means the following investment companies: ING Equity Trust; ING Funds Trust; ING Investment Funds, Inc.; ING Global Equity Dividend and Premium Opportunity Fund; ING Investors Trust; ING Mayflower Trust; ING Mutual Funds; ING Prime Rate Trust; ING Senior Income Fund; ING Variable Insurance Trust; ING Variable Products Trust; ING Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; USLICO Series Fund; and ING Partners, Inc.;
(3) Commenced service as a Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Funds in the ING Complex of Funds.
(4) Shaun Mathews, Senior Vice President of ING Life Insurance and Annuity Company ("ILIAC") has held a seat on the board of directors of the Mark Twain House & Museum since September 19, 2002. ING Groep N.V. makes non-material, charitable contributions to The Mark Twain House Museum.

(5) Messrs. McInerney and Turner are deemed to be "interested persons" of the Trust as defined in the 1940 Act because of their relationship with ING Groep, N.V., the parent corporation of the Adviser, ING Investments, LLC.

(6) Mr. McInerney is also a director of the following investment companies: ING VP Balanced Portfolio, Inc.; ING Strategic Allocation Portfolio, Inc.; ING GET Fund; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Variable Funds; ING Variable Portfolios, Inc.; and ING Series Fund, Inc., therefore for the purposes of this table with reference to Mr. McInerney "Fund Complex" includes these investment companies.

  OFFICERS

     Information about the Funds' officers are set forth in the table below:

                                                       TERM OF OFFICE
                                POSITIONS HELD WITH    AND LENGTH OF
NAME, ADDRESS AND AGE           THE FUND               TIME SERVED(1)(2)   PRINCIPAL OCCUPATION(S) - DURING THE LAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President and Chief    February 2001 -    President and Chief Executive Officer, ING
7337 East Doubletree Ranch Rd.  Executive Officer      Present            Investments, LLC(3) (December 2000 - Present).
Scottsdale, Arizona 85258                                                 Formerly, Senior Executive Vice President and
Age: 56                         Chief Operating        July 2000 -        Chief Operating Officer, ING Investments, LLC(3)
                                Officer                Present            (April 1995 - December 2000); and Executive Vice
                                                                          President, ING Investments, LLC(3) (May 1998 - June
                                                                          2000).

MICHAEL J. ROLAND               Executive Vice         February 2002 -    Executive Vice President, Chief Financial Officer
7337 East Doubletree Ranch Rd.  President              Present            and Treasurer (December 2001 - Present) and Chief
Scottsdale, Arizona 85258                                                 Compliance Officer (October 2004 - Present), ING
Age: 47                                                                   Investments, LLC(3) (October 2004 - Present).
                                                                          Formerly, Senior Vice President, ING Investments,
                                                                          LLC(3) (June 1998 - December 2001).

STANLEY D. VYNER                Executive Vice         May 1999 -         Executive Vice President, ING Investments, LLC(3)
7337 East Doubletree Ranch Rd.  President              Present            (July 2000 - Present) and Chief Investment Risk
Scottsdale, Arizona 85258                                                 Officer (January 2003 - Present). Formerly, Chief
Age: 55                                                                   Investment Officer of the International
                                                                          Portfolios, ING Investments, LLC(3) (August 2000 -
                                                                          January 2003); and Chief Executive Officer, ING
                                                                          Investments, LLC(3) (August 1996 - August 2000).

JOSEPH M. O'DONNELL             Chief Compliance       November 2004 -    Chief Compliance Officer of the ING Funds
7337 East Doubletree Ranch Rd.  Officer                Present            (November 2004 - Present). Formerly, Vice
Scottsdale, Arizona 85258                                                 President, Chief Legal Counsel, Chief Compliance
Age: 50                                                                   Officer and Secretary of Atlas Securities, Inc.,
                                                                          Atlas Advisers, Inc. and Atlas Funds (October 2001
                                                                          - October 2004); and Chief Operating Officer and
                                                                          General Counsel of Matthews International Capital
                                                                          Management LLC and Vice President and Secretary of
                                                                          Matthews International Funds (August 1999 - May
                                                                          2001).

                                                       TERM OF OFFICE
                                POSITIONS HELD WITH    AND LENGTH OF
NAME, ADDRESS AND AGE           THE FUND               TIME SERVED(1)(2)   PRINCIPAL OCCUPATION(S) - DURING THE LAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                  Senior Vice            November 1999 -    Senior Vice President and Assistant Secretary, ING
7337 East Doubletree Ranch Rd.  President              Present            Funds Services, LLC(4) (October 2001 - Present).
Scottsdale, Arizona 85258                                                 Formerly, Senior Vice President and Assistant
Age: 41                         Assistant Secretary    May 1999 -         Secretary, ING Funds Services, LLC(4) (August 1999
                                                       Present (ING       - October 2001).
                                                       Mutual Funds)
                                                       November 1999 -
                                                       Present (ING
                                                       Mayflower Trust)

TODD MODIC                      Senior Vice            March 2005 -       Senior Vice President, ING Funds Services(4)
7337 East Doubletree Ranch Rd.  President,             Present            (April 2005 - Present). Formerly Vice President, of ING
Scottsdale, Arizona 85258       Chief/Principal                           Fund Services, LLC(4) (September 2002 - March 2005).
Age: 37                         Financial Officer                         Formerly, Director of Financial Reporting, ING
                                & Assistant                               Investments, LLC(3)(March 2001 - September 2002);
                                Secretary                                 and Director of Financial Reporting, Axient
                                                                          Communications, Inc. (May 2000 - January 2001).

KIMBERLY A. ANDERSON            Senior Vice            November 2003 -    Senior Vice President, ING Investments, LLC(3)
7337 East Doubletree Ranch Rd.  President              Present            (October 2003 - Present). Formerly, Vice President
Scottsdale, Arizona 85258                                                 and Assistant Secretary, ING Investments, LLC(3)
Age: 40                                                                   (October 2001 - October 2003) and Assistant Vice
                                                                          President, ING Funds Services, LLC(4) (November
                                                                          1999 - January 2001).

ROBYN L. ICHILOV                Vice President and     November 1999 -    Vice President, ING Funds Services, LLC(4)
7337 East Doubletree Ranch Rd.  Treasurer              Present            (October 2001 - Present) and ING Investments,
Scottsdale, Arizona 85258                                                 LLC(3) (August 1997 - Present).
Age: 37

LAUREN D. BENSINGER             Vice President         February 2003 -    Vice President and Chief Compliance Officer, ING
7337 East Doubletree Ranch Rd.                         Present            Funds Distributor, LLC(5) (July 1995 - Present);
Scottsdale, Arizona 85258                                                 and Vice President (February 1996 - Present).
Age: 51                                                                   Formerly, Chief Compliance Officer (October 2001 -
                                                                          October 2004), ING Investments, LLC(3).

MARIA M. ANDERSON               Vice President         September 2004 -   Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.                         Present            LLC(4) (October 2001 - September 2004) and Manager
Scottsdale, Arizona 85258                                                 of Fund Accounting and Fund Compliance, ING
Age: 47                                                                   Investments, LLC(3) (September 1999 - October
                                                                          2001).

MARY GASTON                     Vice President         March 2005 -       Vice President, ING Funds Services, LLC(4) (April 2005 -
7337 East Doubletree Ranch Rd.                         Present            Present). Formerly, Assistant Vice President, Financial
Scottsdale, Arizona 85258                                                 Reporting, ING Investments, LLC(3) (April 2004 - April
Age: 39                                                                   2005); Manager, Financial Reporting, ING Investments,
                                                                          LLC(3) (August 2002 - April 2004); and Controller, Z
                                                                          Seven Fund, Inc. and Ziskin Asset Management, Inc.
                                                                          (January 2000 - March 2002).



                                                       TERM OF OFFICE
                                POSITIONS HELD WITH    AND LENGTH OF
NAME, ADDRESS AND AGE           THE FUND               TIME SERVED(1)(2)   PRINCIPAL OCCUPATION(S) - DURING THE LAST FIVE YEARS
-------------------------------------------------------------------------------------------------------------------------------
HUEY P. FALGOUT, JR.            Secretary              August 2003 -      Chief Counsel, ING U.S. Legal Services (September
7337 East Doubletree Ranch Rd.                         Present            2003 - Present). Formerly, Counsel, ING Americas,
Scottsdale, Arizona 85258                                                 U.S. Legal Services (November 2002 - September 2003);
Age: 41                                                                   and Associate General Counsel of AIG American
                                                                          General (January 1999 - November 2002).

SUSAN P. KINENS                 Assistant Vice         February 2003 -    Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.  President              Present            LLC(4) (December 2002 - Present); and has held
Scottsdale, Arizona 85258                                                 various other positions with ING Funds Services,
Age: 28                                                                   LLC(4) for more than the last five years.

KIMBERLY K. PALMER              Assistant Vice         September 2004 -   Assistant Vice President, ING Funds Services,
7337 East Doubletree Ranch Rd.  President              Present            LLC(4) (August 2004 - Present). Formerly, Manager,
Scottsdale, Arizona 85258                                                 Registration Statements, ING Funds Services,
Age: 48                                                                   LLC(4) (May 2003 - August 2004); Associate
                                                                          Partner, AMVESCAP PLC (October 2000 - May 2003);
                                                                          and Director of Federal Filings and Blue Sky
                                                                          Filings, INVESCO Funds Group, Inc. (March 1994 -
                                                                          May 2003).

THERESA K. KELETY               Assistant Secretary    August 2003 -      Counsel, ING U.S. Legal Services
7337 East Doubletree Ranch Rd.                         Present            (April 2003 - Present). Formerly Senior Associate
Scottsdale, Arizona 85258                                                 with Shearman & Sterling (February 2000 - April
Age: 42                                                                   2003); Associate with Sutherland Asbill & Brennan
                                                                          (1996 - February 2000).

ROBIN R. NESBITT                Assistant Secretary    September 2004 -   Supervisor, Board Operations, ING Funds Services,
7337 East Doubletree Ranch Rd.                         Present            LLC (4) August 2003 to Present). Formerly, Senior
Scottsdale, Arizona 85258                                                 Legal Analyst, ING Funds Services, LLC (4) (August
Age: 31                                                                   2002 - August 2003); Associate,
                                                                          PricewaterhouseCoopers (January 2001 - August
                                                                          2001); and Paralegal, McManis, Faulkner & Morgan
                                                                          (May 2000 - December 2000).

----------

(1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.
(2) Unless otherwise noted, this column refers to ING Mutual Funds and ING Mayflower Trust.
(3) ING Investments, LLC was previously named ING Pilgrim Investments, LLC. ING Pilgrim Investments, LLC is the successor in interest to ING Pilgrim Investments, Inc., which was previously known as Pilgrim Investments, Inc. and before that was known as Pilgrim America Investments, Inc.
(4) ING Funds Services, LLC was previously named ING Pilgrim Group, LLC. ING Pilgrim Group, LLC is the successor in interest to ING Pilgrim Group, Inc., which was previously known as Pilgrim Group, Inc. and before that was known as Pilgrim America Group, Inc.
(5) ING Funds Distributor, LLC is the successor in interest to ING Funds Distributor, Inc., which was previously known as ING Pilgrim Securities, Inc., and before that was known as Pilgrim Securities, Inc., and before that was known as Pilgrim America Securities, Inc.

BOARD

          The Board of Trustees ("Board") governs the Series and is responsible for protecting the interests of the shareholders. The Trustees are experienced executives who oversee the Series' activities, review contractual arrangements with companies that provide services to the Series, and review the Series' performance.

FREQUENCY OF BOARD MEETINGS

          The Board currently conducts regular meetings seven (7) times a year. The Audit and Valuation, Proxy and Brokerage Committees each meets four
(4) times per year; the Investment Review Committee meets six (6) times a year; the Contracts Committee meets seven (7) times per year and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting. Each below listed Committee operates pursuant to a Charter approved by the Board.

Committees

          An Executive Committee of the Board was formed in order to act on behalf of the full Board between meetings when necessary. The Executive Committee currently consists of two (2) Independent Trustees and two (2) Trustees who are "interested persons," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The following Trustees serve as members of the Executive Committee: Messrs. Turner, McInerney, May and Patton. Mr. Patton serves as Chairperson of the Committee. The Executive Committee held three (3) meetings during the fiscal year ended December 31, 2004.


          The Board has an Audit Committee whose function is to meet with the independent registered public accounting firm of the Series to review the scope of the Series' audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four (4) Independent Trustees: Messrs. Earley, Kenny, Vincent and Putnam. Mr. Earley serves as Chairperson of the Committee. The Audit Committee held five (5) meetings during the fiscal year ended December 31, 2004.


          The Board has a Valuation, Proxy and Brokerage Committee (formerly, the Valuation and Proxy Voting Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Series for which market value quotations are not readily available, overseeing management's administration of proxy voting and overseeing the effectiveness of the adviser's usage of the Series' brokerage and adviser's compliance with changing regulations regarding the allocation of brokerage for services other than pure trade executions. The Valuation, Proxy and Brokerage Committee currently consists of five (5) Independent Trustees: Dr. Gitenstein and Messrs. May, Patton, Boyer and Wedemeyer. Mr. May serves as Chairperson of the Committee. The Valuation, Proxy and Brokerage Committee held four (4) meetings during the fiscal year ended December 31, 2004.

          The Board has established a Nominating and Governance Committee (formerly, the Nominating Committee) for the purpose of, among other things, (1) identifying and recommending to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board; (2) reviewing workload and capabilities of Independent Board members and recommending changes to size or composition, as necessary; (3) monitoring regulatory developments and recommending modifications to the committee's responsibilities; (4) considering and recommending the creation of additional committees or changes to Trustee policies and procedures based on rule changes and "best practices" in corporate governance; (5) reviewing compensation of Independent Board members and making recommendations for any changes; and (6) overseeing the Board's annual self evaluation process.


          In evaluating candidates, the Nominating and Governance Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination. The Nominating and Governance Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Series' Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nominations as Trustee: such individual's written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a Trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of Trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

          The Secretary shall submit all nominations received in a timely manner to the Nominating and Governance Committee. To be timely in connection with a shareholder meeting to elect trustees, any such submission must be delivered to the Fund's Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either the disclosure in a press release or in a document publicly filed by the Fund with the SEC.

          The Nominating Committee consists of four (4) Independent Trustees:
Dr. Gitenstein and Messrs. Kenny, May and Wedemeyer. Dr. Gitenstein serves as Chairman of the Committee. During the fiscal year ended December 31, 2004, the Nominating Committee held two (2) meetings.

          The Board has established an Investment Review Committee to monitor the investment performance of the Series and make recommendations to the Board with respect to the Series. The Investment Review Committee for the Domestic Equity Funds currently consists of four (4) Independent Trustees and one (1) Trustee who is an "interested person," as defined in the 1940 Act: Messrs. Kenny, Putnam, Earley, Turner and Vincent. Mr. Vincent serves as Chairman of the Investment Review Committee for the domestic equity funds. The Investment Review Committee for the domestic equity funds held four (4) meetings during the fiscal year ended December 31, 2004. The Investment Review Committee for the international equity and fixed-income funds currently consists of five (5) Independent Trustees and one (1) Trustee who is an "interested person" as defined in the 1940 Act: Dr. Gitenstein and Messrs. Patton, May, Boyer, McInerney and Wedemeyer. Mr. Wedemeyer serves as Chairperson of the Investment Review Committee. The Investment Review Committee for the international equity and fixed income funds held four (4) meetings during the fiscal year ended December 31, 2004.

          The Board has established a Compliance Committee for the purpose of, among other things, coordinating activities between the Board and the Chief Compliance Officer ("CCO") of the Series. The Compliance Committee facilitates the information flow among Board members and the CCO between Board meetings; works with the CCO and management to identify the types of reports to be submitted by the CCO to the Compliance Committee and the Board; coordinates CCO oversight activities with other ING Fund boards; and makes recommendations regarding the role, performance and oversight of the CCO. The Compliance Committee currently consists of three (3) Independent Trustees:
Messrs. Boyer, Earley and Patton. Mr. Boyer serves as Chairperson of the Committee. The Compliance Committee held one (1) meeting during the fiscal year ended December 31, 2004.

          The Board has a Contracts Committee for the purpose of overseeing the annual renewal process relating to investment advisory and sub-advisory agreements and, at the discretion of the Board, other agreements or plans involving the ING Funds. The responsibilities of the Contracts Committee, among other things, include: (1) identifying the scope and format of information to be provided by services providers in connection with applicable renewals; (2) providing guidance to independent legal counsel regarding specific information requests to be made by such counsel on behalf of the Trustees; (3) evaluating regulatory and other developments that might have an impact on applicable review and renewal processes; (4) reporting to the Trustees its recommendations and decisions regarding the foregoing matters; (5) assisting in the preparation of a written record of the factors considered by Trustees relating to the approval and renewal of advisory and sub-advisory agreements; and (6) recommending to the Trustees specific steps to be taken by them regarding the renewal process, including, for example, proposed schedules of meetings by the Trustees. The Contracts Committee is not responsible for making substantive recommendations whether to approve, renew, reject or modify agreements or plans. The Contracts Committee currently consists of five Independent Trustees: Messrs. Boyer, May, Patton, Vincent and Wedemeyer. Mr. Vincent serves as Chairperson of the Committee. The Contracts Committee held two (2) meetings during the fiscal year ended December 31, 2004.

TRUSTEE OWNERSHIP OF SECURITIES

          In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board for Independent Trustees to own, beneficially, shares of one or more funds in the ING Family of Funds at all times ("Policy"). For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.

          Under this Policy, the initial value of investments in the ING Family of Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.

Set forth below is the dollar range of equity securities owned by each Trustee.

                                                              AGGREGATE DOLLAR
                                                               RANGE OF EQUITY
                                                              SECURITIES IN ALL
                                    DOLLAR RANGE OF         REGISTERED INVESTMENT
                                   EQUITY SECURITIES        COMPANIES OVERSEEN BY
                                   IN THE FUND AS OF          TRUSTEE IN FAMILY
NAME OF TRUSTEE                    DECEMBER 31, 2004       OF INVESTMENT COMPANIES
---------------                   -------------------      -----------------------
INDEPENDENT TRUSTEES

John V. Boyer(1)                  None                       None
Paul S. Doherty(2)                None                       $50,001 - $100,000
J. Michael Earley                 None                       $50,001 - $100,000
R. Barbara Gitenstein             None                       $50,001 - $100,000
Patrick Kenny(1)                  None                       None
Walter H. May                     None                       Over $100,000
Jock Patton                       None                       $10,001 - $50,000
David W. C. Putnam                None                       Over $100,000
Blaine E. Rieke(2)                None                       $50,001 - $100,000
Roger B. Vincent                  None                       Over $100,000
Richard A. Wedemeyer              None                       $50,001 - $100,000

TRUSTEES WHO ARE "INTERESTED
PERSONS"

Thomas J. McInerney               None                       Over $100,000
John G. Turner                    None                       Over $100,000

(1) Commenced services as Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Funds in the ING complex of Funds.

(2)  Retired as Trustee on December 31, 2004.

INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES

     Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Series' Investment Manager or Principal Underwriter, and the ownership of securities in an entity controlling, controlled by or under common control with the Investment Manager or Principal Underwriter of the Series (not including registered investment companies) as of December 31, 2004.

                                NAME OF OWNERS
                               AND RELATIONSHIP                               VALUE OF    PERCENTAGE
NAME OF TRUSTEE                   TO TRUSTEE      COMPANY   TITLE OF CLASS   SECURITIES    OF CLASS
---------------                ----------------   -------   --------------   ----------   ----------
John V. Boyer                        N/A            N/A          N/A            $ 0          N/A
Paul S. Doherty                      N/A            N/A          N/A            $ 0          N/A
J. Michael Earley                    N/A            N/A          N/A            $ 0          N/A
R. Barbara Gitenstein                N/A            N/A          N/A            $ 0          N/A
Patrick Kenny                        N/A            N/A          N/A            $ 0          N/A
Walter H. May                        N/A            N/A          N/A            $ 0          N/A
Jock Patton                          N/A            N/A          N/A            $ 0          N/A
David W. C. Putnam                   N/A            N/A          N/A            $ 0          N/A
Blaine E. Rieke                      N/A            N/A          N/A            $ 0          N/A
Roger B. Vincent                     N/A            N/A          N/A            $ 0          N/A
Richard A. Wedemeyer                 N/A            N/A          N/A            $ 0          N/A

                            COMPENSATION OF TRUSTEES

          The Series pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $45,000 (Messrs. Patton, Earley, Vincent, May, Boyer, Wedemeyer and Dr. Gitenstein, as Chairpersons of committees of the Board, each receives an additional annual retainer of $30,000, $20,000, $10,000, $10,000, $10,000, $20,000 and
$2,500(1), respectively) (additionally, as Chairperson of the Investment Review and Contract Committees, Mr. Vincent receives an additional retainer of $20,000 and $15,000, respectively); (ii) $7,000 for each in person meeting of the Board (Mr. Patton, as Chairperson of the Board, receives an additional $1,000 for each Board meeting); (iii) $3,000 per attendance of any committee meeting (Chairpersons of committees of the Board receive an additional $1,000 for each committee meeting); (iv) $2,000 per special telephonic meeting; and
(v) out-of-pocket expenses. The pro rata share paid by the Series is based on the Series' average net assets as a percentage of the average net assets of all the funds managed by the Adviser or its affiliates, Directed Services, Inc. and ING Life Insurance and Annuity Company, for which the Trustees serve in common as Trustees/Directors.


          The following table sets forth information provided by the Series' Adviser regarding compensation of Trustees by the Series and other funds managed by ING Investments, LLC and its affiliates for the fiscal year ended December 31, 2004. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Series or any other funds managed by the Adviser.

(1) The Chairperson for the Nominating and Governance Committee is paid on a quarterly basis and only if the Nominating and Governance Committee has been active. The compensation per quarter to the Chairperson is $625, which if the Nominating and Governance Committee has been active for all four quarters will result in the Chairperson receiving the full annual retainer of $2,500.

                               COMPENSATION TABLE

                                DECEMBER 31, 2004

                                                            PENSION OR                         TOTAL
                                                            RETIREMENT                     COMPENSATION
                                                             BENEFITS      ESTIMATED           FROM
                                                             ACCRUED        ANNUAL           THE TRUST
                                            AGGREGATE       AS PART OF     BENEFITS          AND FUND
      NAME OF                           COMPENSATION FROM      FUND          UPON          COMPLEX PAID
  PERSON, POSITION                        THE SERIES (7)     EXPENSES    RETIREMENT(1)   TO TRUSTEES(2)(3)
  ----------------                      -----------------   ----------   -------------   -----------------
JOHN V. BOYER (4)                            $   [ ]           N/A            N/A           $    92,625
TRUSTEE

PAUL S. DOHERTY(5)                           $   [ ]           N/A            N/A           $   106,000
TRUSTEE

MICHAEL J. EARLEY                            $   [ ]           N/A            N/A           $    91,000
TRUSTEE

BARBARA GITENSTEIN                           $   [ ]           N/A            N/A           $   104,000
TRUSTEE

WALTER H. MAY                                $   [ ]           N/A            N/A           $   130,000
TRUSTEE

PATRICK W. KENNY(4)                          $   [ ]                                        $    75,625
TRUSTEE

THOMAS J. MCINERNEY(6)                       $     0           N/A            N/A           $         0
TRUSTEE

JOCK PATTON                                  $   [ ]           N/A            N/A           $   126,000
TRUSTEE

DAVID W.C. PUTNAM                            $   [ ]           N/A            N/A           $   101,000
TRUSTEE

BLAINE E. RIEKE(5)                           $   [ ]           N/A            N/A           $   102,000
TRUSTEE

JOHN G. TURNER(6)                            $     0           N/A            N/A           $         0
TRUSTEE

ROGER VINCENT                                $   [ ]           N/A            N/A           $   110,000
TRUSTEE

RICHARD A. WEDEMEYER                         $   [ ]           N/A            N/A           $   110,000
TRUSTEE

(1) The Trust has adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by the ING Funds at the time of his or her retirement an amount equal to twice the compensation normally paid to the Independent Trustee for one year of service. The amount reflected is compensation from all funds in the Complex.

(2) Trustee compensation includes compensation paid by funds that are not discussed in the Prospectus or SAI.

(3) Represents compensation from 113 funds (total in complex as of December 31, 2004). Does not include funds that are a series of ING Partners, Inc.

(4) Commenced services as Trustee on January 1, 2005. Prior to January 1, 2005, Messrs. Boyer and Kenny were members of the board of directors of ING Partners, Inc. On January 1, 2005, the ING Partners, Inc. board of directors was unified with the boards of the other Funds in the ING Complex of Funds. The compensation reflected is that of the fees paid by ING Partners, Inc.

(5)  Retired as Trustee on December 31, 2004.

(6) "Interested person," as defined in the 1940 Act, of the Trust because of the affiliation with ING Groep, N.V., the parent corporation of the Adviser and the Distributor. Officers and Trustees who are interested persons do not receive any compensation from the Funds.

(7) The Series had not commenced operations as of the date of this SAI and therefore, did not pay compensation to any Trustees during the fiscal year ended December 31, 2004. The compensation presented in the table is estimated for the fiscal year ended December 31, 2005.

                   CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

It is expected that the Series shares will be sold to insurance companies affiliated with ING Investments and allocated to variable annuity separate accounts to fund obligations thereunder. Contract holders in these separate accounts are provided the right to direct the voting of fund shares at shareholder meetings. The insurance company votes the shares that it owns in these separate accounts in accordance with contract holders' directions. Undirected shares of the Series will be voted for each account in the same proportion as directed shares.

As of [ ], 2005 the officers and Trustees owned less than 1% of the outstanding shares of the Series.

                               INVESTMENT ADVISER

ING Investments, the Series' investment adviser, and ING IM, the Series' investment sub-adviser, are indirect wholly-owned subsidiaries of ING Groep N.V. (NYSE:ING) ("ING"). ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING's principal executive offices are located at Strawinskylaan 2631, 1077 zz Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.


ING Investments, which is registered as an investment adviser with the SEC, serves as an investment adviser to registered investment companies (or series thereof), as well as privately managed accounts. ING Investments, subject to the authority of the Trustees of the Series, has the overall responsibility for the management of the Series' portfolio. On February 26, 2001, the name of the Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Adviser was changed from ING Pilgrim Investments, LLC to ING Investments, LLC.

ING Investments, subject to the authority of the Trustees of the Series, serves as the Investment Manager to the Series and has overall responsibility for the management of the Series' portfolio, subject to delegation of certain responsibilities to ING IM as the sub-adviser for the Series. ING Investments serves pursuant to a separate investment management agreement ("Investment Management Agreement") between ING Investments and the Trust on behalf of the Series. The Investment Management Agreement requires ING Investments to oversee the provision of all investment advisory and portfolio management services for the Series. ING Investments oversees the investment management of the Sub-Adviser for the Series.

The Investment Management Agreement requires ING Investments to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Series and to furnish advice and recommendations with respect to investment of the Series' assets and the purchase or sale of its portfolio securities. ING Investments also provides investment research and analysis. The Investment Management Agreement provides that ING Investments is not subject to liability to the Series for any act or omission in the course of, or connected with, rendering services under the Investment Management Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Investment Management Agreement.

After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board of Trustees or (b) the vote of a "majority" (as defined in the 1940 Act) of the Series' outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of ING Investments by vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Series' outstanding shares voting as a single class, or upon not less than 60 days' notice by ING Investments. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

In considering the Investment Management Agreement and sub-advisory agreement ("Sub-Advisory Agreement"), the Board considered a number of factors they believed, in light of the legal advice furnished to them by their independent legal counsel, and their own business judgment, to be relevant.

In connection with their deliberations, on August 31, 2004, relating to the Series' current Investment Management Agreement and Sub-Advisory Agreement the Board, including the Independent Trustees, considered information that had been provided by ING Investments and the Sub-Adviser to the Series that engage them throughout the year at regular Board Meetings, as well as information furnished for a Board meeting held annually to specifically consider such renewals. This information included the following items: (1) FACT sheets for the Series that provide information about the performance and expenses of the Series and its respective peer group, as well as information about the Series' investment portfolio, objectives and strategies; (2) 15(c) Methodology Guide that describes how the FACT sheets were prepared, including how benchmarks and peer groups were selected and how profitability was determined; (3) responses to questions provided by legal counsel to the Independent Trustees; (4) copies of each form of investment management and sub-advisory agreement; (5) copies of the Form ADV for each investment manager and sub-adviser to the Series; (6) financial statements for the investment manager and sub-adviser to the Series; and (7) other information relevant to their evaluations.

The following paragraph outline certain of the specific factors that the Board considered, and the conclusions reached, in relation to approving the Series' Sub-Advisory Agreement.

On August 31, 2004, in reaching a decision to engage ING IM as the Series' sub-adviser, the Board, including a majority of the Independent Trustees, considered the services to be rendered by ING IM as sub-adviser under the proposed Sub-Advisory Agreement and the fees that would be paid under the agreement to ING IM. The Board reviewed the capabilities and history of ING IM in managing principal protection products, the deployment of the sub-adviser's investment personnel resources with respect to these principal protection funds, the experience of the key investment personnel resources with responsibility for managing principal protection funds as well as their experience in managing enhanced equity index strategies and fixed-income securities. In addition to these considerations, the Board evaluated and discussed other factors, including, but not limited to, the following: (1) prior performance of comparable funds, and in particular, the performance of other funds managed by ING IM or sub-advised by ING IM that seek to pay a guaranteed amount over a designated time period; (2) the difficulties inherent in comparing the past performance of comparable funds that commenced operations at different times and different interest rate environments; (3) the historical allocation of the assets of comparable funds among the Equity Component and the Fixed Component during the Guarantee Period; (4) ING IM's proprietary asset allocation methodologies that it has developed for this type of fund, on which the Board has received reports from time to time; (5) the guarantee structure for the Fund, including the cost of the guarantee; (6) the nature and quality of the services to be provided by ING IM and the reasonableness of the compensation under the Sub-Advisory Agreement in light of the services to be provided; and
(7) the personnel, operations, and financial condition of ING IM. The Board also considered the advisory fee to be retained by ING Investments for its oversight and monitoring services that will be provided to the Series.

In approving the Sub-Advisory Agreement for the Series, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling. However, in approving the Investment Management Agreement and the Sub-Advisory Agreement, the Board focused on the investment process, product design and performance of other principal protection funds managed by ING Investments and ING IM in light of the investment objectives of those funds. The Board also focused on ING Investments' management services, and ING Investments' compliance capabilities and compliance oversight.

The Board reached the following conclusions regarding ING IM and the Sub-Advisory Agreement, among others: (1) ING IM is qualified to manage the Portfolio's assets in accordance with the investment objective and the investment strategy; (2) the fees to be paid to ING Investments and ING IM are reasonable in relation to the services to be rendered, and that the anticipated expenses to be borne by the shareholders were reasonable; (3) the performance of similar ING Funds for which ING IM is the Sub-Adviser; (4) the guarantee is important to investors seeking a goal of principal protection, and (5) the Sub-Advisory agreement offers an appropriate means for the Series to obtain high quality portfolio management services in furtherance of the Series' objectives, and to obtain other appropriate services for the Series.

                            INVESTMENT ADVISORY FEES

The Adviser bears the expense of providing its services, and pays the fees of the Sub-Adviser. For its services, the Series pays the Adviser, expressed as an annual fee, payable monthly, as described in the Prospectus.

                             SUB-ADVISORY AGREEMENT

The Investment Management Agreement for the Series provides that the Adviser, with the approval of the Board, may select and employ investment advisers to serve as Sub-Adviser for the Series, and shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser and executive salaries and expenses of the Trustees and officers of a Trust who are employees of the Adviser or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.


Subject to the expense reimbursement provisions described in this SAI, other expenses incurred in the operation of the Trust are borne by the Series, including, without limitation, investment advisory fees; brokerage commissions; interest; legal fees and expenses of attorneys; fees of independent registered public accounting firms, transfer agents and dividend disbursing agents, accounting agents, and custodians; the expense of obtaining quotations for calculating the Series' Net Asset Value ("NAV"); taxes, if any, and the preparation of the Series' tax returns; cost of stock certificates and any other expenses (including clerical expenses) of issue, sale, repurchase or redemption of shares; fees and expenses of registering and maintaining the registration of shares of the Series under Federal and state laws and regulations; expenses of printing and distributing reports, notices and proxy materials to existing shareholders; expenses of printing and filing reports and other documents filed with governmental agencies; expenses of annual and special shareholder meetings; expenses of printing and distributing prospectuses and statements of additional information to existing shareholders; fees and expenses of Trustees of the Trust who are not employees of the Adviser or the Sub-Adviser, or their affiliates; membership dues in trade associations; insurance premiums; and extraordinary expenses such as litigation expenses.


The Fund and the Adviser have received an exemptive order from the SEC that allows the Adviser to enter into new investment sub-advisory contracts ("Portfolio Management Agreements") and to make material changes to Portfolio Management Agreements with the approval of the Board, but without shareholder approval. This authority is subject to certain conditions, including the requirement that the Trustees (including a majority of disinterested Trustees) of the Trust must approve any new or amended Portfolio Management Agreements with the sub-adviser. In accordance with the exemptive order received from the SEC, an information statement describing any change in sub-adviser will be provided to shareholders within 90 days of the change. The Adviser remains responsible for providing general management services to the Series including overall supervisory responsibility for the general management and investment of the Series' assets, and, subject to the review and approval of the Board, will among other things: (i) set the Series' overall investment strategies; (ii) evaluate, select and recommend sub-advisers to manage all or part of the Series' assets; (iii) when appropriate, allocate and reallocate the Series' assets among multiple sub-advisers; (iv) monitor and evaluate the investment performance of sub-advisers; and (v) implement procedures reasonably designed to ensure that the sub-advisers comply with the Series' investment objectives, policies and restrictions.


Pursuant to a Sub-Advisory Agreement between the Adviser and ING IM, ING IM acts as the Sub-Adviser to the Series. In this capacity, ING IM, subject to the supervision and control of the Adviser and the Trustees of the Series, manages the Series' portfolio investments consistently with its investment objectives and executes the Series' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Adviser. The principal address of ING IM is 230 Park Avenue, New York, New York 10169

The Sub-Advisory Agreement may be terminated by: (1) the Adviser upon sixty
(60) days' written notice to the Fund and ING IM; (2) at any time, without payment of a penalty by the Series, by the Board or a majority of the outstanding voting securities of the Series upon sixty (60) days' written notice to the Adviser and ING IM; or (3) by ING IM, upon ninety (90) days' written notice, unless the Fund or the Adviser requests additional time to find a replacement for ING IM, in which case ING IM shall allow additional time, not to exceed thirty (30) additional days beyond the initial ninety-day notice period; provided, however, that ING IM can terminate the contract at any time, if ING IM or the Adviser is legally incapable of providing services under the contract or ceases to be a registered investment adviser or ING IM did not receive compensation for performance of its services. The Sub-Advisory Agreement will terminate automatically in the event of an "assignment," as defined in the 1940 Act.


As compensation to the Sub-Adviser for its services, the Adviser pays the Sub-Adviser a monthly fee in arrears equal to the following expressed as an annual rate as a percentage of the Portfolio's average daily net assets managed during the month:

                     OFFERING PERIOD            0.1125%
                    GUARANTEE PERIOD             0.270%

PORTFOLIO MANAGERS

OTHER ACCOUNTS MANAGED

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2004.


----------------- ------------------------------------ --------------------------------- --------------------------------
   PORTFOLIO
    MANAGER       REGISTERED INVESTMENT COMPANIES      OTHER POOLED INVESTMENT VEHICLES  OTHER ACCTS
----------------- -------------- --------------------- --------------- ----------------- -------------- -----------------
                  NUMBER OF                            NUMBER OF                         NUMBER OF
                  ACCOUNTS       TOTAL ASSETS          ACCOUNTS        TOTAL ASSETS      ACCOUNTS       TOTAL ASSETS
----------------- -------------- --------------------- --------------- ----------------- -------------- -----------------
Douglas                60           $7,093,617,920           0               N/A               0              N/A
Cote
----------------- -------------- --------------------- --------------- ----------------- -------------- -----------------
Mary Ann               36           $2,714,934,521           0               N/A               0              N/A
Fernandez
----------------- -------------- --------------------- --------------- ----------------- -------------- -----------------
James B.               53           $7,905,224,743           13         $1,482,343,368        25 (1)     $8,158,535,858
Kauffmann
----------------- -------------- --------------------- --------------- ----------------- -------------- -----------------
Hugh T. Whelan         60           $7,093,617,920           17         $3,325,027,998        29 (2)     $4,452,896,692
----------------- -------------- --------------------- --------------- ----------------- -------------- -----------------


(1) One of these Accounts with Total Assets of $156,118,065 has an advisory fee that is also based on the performance of the Account.


(2) Six of these Accounts with Total Assets of $955,897,075 have advisory fees that are also based on the performance of the Accounts.


     POTENTIAL CONFLICTS OF INTEREST

     A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Series. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

     A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

     A portfolio manager may also manage accounts whose objectives and policies differ from those of the Series. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Series maintained its position in that security.

     A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

     As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.


COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

     For Douglas Cote, Mary Ann Fernandez, James B. Kauffman, and Hugh T. M. Whelan, the portfolio managers of the Series ("Portfolio Managers"), compensation consists of (a) fixed base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the Portfolio Managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

     The Portfolio Managers are also eligible to participate in an annual cash incentive plan. The overall design of the annual incentive plan was developed to tie pay to both performance and cash flows, structured in such a way as to drive performance and promote retention. As with base salary compensation, target awards are determined and set based on external market data. Investment performance is measured on both relative and absolute performance. ING IM has defined the comparative peer group (here, the S&P 500 for the Equity Component and the LBAB Index for the Fixed Component) and set performance goals to appropriately reflect requirements for the investment team. The measures for the team are outlined on a "scorecard" that is reviewed on an annual basis. The scorecard measures investment performance versus a comparative peer group over the past calendar year and factors in year-to-date net cash flow (changes in the accounts' net assets not attributable to changes in the value of the accounts' investments) for mutual fund accounts managed by the team.

     Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

     Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

     Portfolio Managers whose fixed base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Series owned by the Portfolio Managers as of December 31, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

------------------------------ ------------------------------------------
                               DOLLAR RANGE OF SECURITIES OF THE SERIES
PORTFOLIO MANAGER              OWNED (1)
------------------------------ ------------------------------------------
Douglas Cote                   None
------------------------------ ------------------------------------------
Mary Ann Fernandez             None
------------------------------ ------------------------------------------
James B. Kauffman              None
------------------------------ ------------------------------------------
Hugh T. M. Whelan              None
------------------------------ ------------------------------------------

(1)  The Series had not commenced operations as of December 31, 2004.

                        ADMINISTRATIVE SERVICES AGREEMENT

     ING Funds Services, LLC ("IFS" or "Administrator") serves as Administrator for the Series, pursuant to an administration agreement ("Administration Agreement"). Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to properly conduct the Series' business, except for those services performed by the Adviser under the Investment Management Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the Custodian under the Custodian Agreement, the Transfer Agent under the Transfer Agency Agreement, and such other service providers as may be retained by the Series from time to time. The Administrator acts as liaison among these service providers to the Series. The Administrator is also responsible for monitoring the Series' compliance with applicable legal requirements and the investment policies and restrictions of the Series. The Administrator is an affiliate of the Adviser. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

Listed below is the administrative services fee IFS is entitled to receive on an annual rate based on average daily net assets of the Series:

                    ADMINISTRATIVE FEE           SERIES ASSETS
                    ------------------   -----------------------------
                         0.055%          on the first $5 billion
                         0.030%          on all assets over $5 billion

                          EXPENSE LIMITATION AGREEMENT

The Adviser has entered into an agreement ("Expense Limitation Agreement") with the Fund, on behalf of the Series, pursuant to which the Adviser has agreed to waive or limit its fees. In connection with this agreement and certain U.S. tax requirements, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Series which excludes interest, taxes, brokerage commissions, other investment-related costs extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Series' business, and expenses of any counsel or other persons or services retained by the Series' Trustees who are not "interested persons" (as defined in the 1940 Act) of the Adviser or Sub-Adviser do not exceed 0.65% during the Offering Period, and 1.00% during the Guarantee Period.


The Series will at a later date reimburse the Adviser for management fees waived and other expenses assumed by the Adviser during the previous 36 months, but only if, after such reimbursement, the Series' expense ratio does not exceed the percentage described above. The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the Expense Limitation Agreement.


The Expense Limitation Agreement will continue until February 28, 2013. The Expense Limitation Agreement is contractual and automatically renews for one-year terms unless the Investment Manager provides written notice to the Series of the termination of the Agreement at least 30 days prior to the end of the then-current term. In addition, the Agreement shall terminate upon termination of the Management Agreement, or it may be terminated by the Series, without payment of any penalty, upon ninety (90) days' prior written notice to the Investment Manager at its principal place of business.

                                    CUSTODIAN

The Bank of New York, One Wall Street, New York, New York 10286, serves as custodian for the assets of the Series.

The custodian does not participate in determining the investment policies of the Series nor in deciding which securities are purchased or sold by the Series. The Series may, however, invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

                                 TRANSFER AGENT

DST Systems, Inc., P.O. Box 419368, Kansas City, Missouri 64141, serves as the transfer agent and dividend-paying agent to the Series.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, MA 02110, serves as independent registered public accounting firm to the Series. KPMG LLP provides audit and tax services, assistance and consultation in connection with the Commission filings.

                                  LEGAL COUNSEL

Legal matters for the Trust are passed upon by Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006.

                              PRINCIPAL UNDERWRITER

ING Funds Distributor, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258, has agreed to use its best efforts to distribute the shares as the principal underwriter of the Series pursuant to an agreement ("Distribution Agreement") between it and the Series. The Distribution Agreement was approved by the Board on February 25, 2003 to continue through September 1, 2004. The Distribution Agreement may be continued from year to year thereafter if approved annually by the Trustees or by a vote of holders of a majority of the Series' shares, and by a vote of a majority of the Trustees who are not "interested persons," as that term is defined in the 1940 Act, of ING Funds Distributor, LLC, and who are not interested persons of the Series, appearing in person at a meeting called for the purpose of approving such Agreement. This Agreement terminates automatically upon assignment, and may be terminated at any time on sixty (60) days' written notice by the Trustees or ING Funds Distributor, Inc. or by vote of holders of a majority of the Series' shares without the payment of any penalty.

ING Funds Distributor, LLC is a wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.

                       DISTRIBUTION SERVICING ARRANGEMENTS

Series shares are distributed by ING Funds Distributor, LLC. The Series will offer shares only during the Offering Period. Shares of the Series are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, ING Funds Distributor, LLC is paid an annual distribution fee at the rate of 0.25% of the average daily net assets of the shares of the Series. The distribution fee may be used to cover expenses incurred in promoting the sale of the shares, including (a) the costs of printing and distributing to prospective investors Prospectuses, statements of additional information and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares and other related services; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed the distribution fee. ING Funds Distributor, LLC may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it, including its affiliates.

ING Funds Distributor, LLC is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the Distribution Plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination whether the Plan should be continued. The terms and provisions of the Plan relating to required reports, term, and approval are consistent with the requirements of Rule 12b-1.

The Distribution Plan specifies that the Series must pay a distribution fee to ING Funds Distributor, LLC for its distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if ING Funds Distributor, LLC's expenses exceed the distribution fee it receives, the Series will not be obligated to pay more than that fee. On the other hand, if ING Funds Distributor, LLC's expenses are less than such fee, ING Funds Distributor, LLC will retain its full fee and realize a profit.

The Distribution Plan continues from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the independent Trustees. The Distribution Plan may not be amended to increase the amount to be spent for the services provided by ING Funds Distributor, LLC without shareholder approval. All amendments to the Distribution Plan must be approved by the Board in the manner described above. The Distribution Plan may be terminated at any time, without penalty, by vote of a majority of the independent Trustees upon not more than thirty (30) days notice to any other party to the Distribution Plan. All persons who are under common control with the Series could be deemed to have a financial interest in the Plan. No other interested person of the Series has a financial interest in the Plan.

In approving the Distribution Plan, the Board considered all the features of the distribution system, including 1) the advantage to investors in having no initial sales charges deducted from Series purchase payments and instead having the entire amount of their purchase payments immediately invested in Series shares, 2) the advantages to the shareholders of economies of scale resulting from growth in the assets of The ING GET Fund and potential continued growth, 3) the services provided to the Series and its shareholders by ING Funds Distributor, LLC, and 4) ING Funds Distributor, LLC's shareholder distribution-related expenses and costs.

                    BROKERAGE ALLOCATION AND TRADING POLICIES

     The Investment Management Agreement or Sub-Advisory Agreement authorizes the Adviser or Sub-Adviser to select the brokers or dealers that will execute the purchase and sale of investment securities for the Series. In all purchases and sales of securities for the portfolio of the Series, the primary consideration is to obtain the most favorable execution available. Pursuant to the Investment Management Agreement or Sub-Advisory Agreement, the Adviser or the Sub Adviser determines, subject to the instructions of and review by the Series' Board, which securities are to be purchased and sold by the Series and which brokers are to be eligible to execute portfolio transactions of the Series. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker," unless in the opinion of the Adviser or the Sub-Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.


     In placing portfolio transactions, the Adviser or Sub-Adviser are required to use their best efforts to choose a broker capable of providing the brokerage services necessary to obtain the most favorable execution available. The full range and quality of brokerage services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, capital commitment, the firm's risk in positioning a block of securities, and other factors. The Adviser or Sub-Adviser may select broker-dealers (subject to obtaining best execution of each transaction) that participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to the Series a portion of the brokerage commissions (in the form of a credit to the Series) paid to the broker-dealers to pay certain expenses of the Series. These commission recapture payments benefit the Series, and not the Adviser or Sub-Adviser.


     In selecting a broker-dealer, the Adviser or Sub-Adviser will seek to obtain the most favorable commission rate available from brokers that are believed to be capable of providing efficient execution and handling of the orders. The Adviser or Sub-Adviser may also take into account the quality of research and related services that can be provided by a broker-dealer, provided that the Adviser or Sub-Adviser make a good faith determination that the broker commissisons paid by the Series is reasonable in light of the research and other products and services the broker-dealer provides. As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Adviser or Sub-Adviser may cause the Series to pay a broker-dealer, which provides "brokerage and research services" (as defined in the 1934 Act) to the Adviser or the Sub-Adviser commissions for effecting a securities transaction for the Series in excess of the commission which another broker-dealer would have charged for effecting that transaction.


     For many years, it has been a common practice for investment managers to receive research services from broker-dealers that execute portfolio transaction for the clients of the managers. This research can assist an investment manager in rendering services to its clients. These services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance measuring services, stock price quotation services, computerized historical financial databases and equipment to retrieve such data, credit rating services, brokerage analysts earning estimates, computerized links to current market data, hardware and software dedicated to research, and portfolio modeling. Consistent with this practice, the Adviser or the Sub-Adviser may receive research services from broker-dealers with which the Adviser or Sub-Adviser places the Series' securities transactions. Some of the research services received may be of indeterminable value. In some cases, the research services may also be purchased for cash, and the Adviser or Sub-Adviser do not bear the expense of these services if provided by a broker-dealer that executes trades for the Series, and the advisory fee paid to the Adviser or sub-advisory fee paid to the Sub-Adviser is not reduced because of the receipt of research services received in this fashion. Some of the services may be of value to the Adviser or the Sub-Adviser in advising the Series and other clients, although not all of the research services received by the Adviser or Sub-Adviser will necessarily be useful and of value in managing the Series. The availability of research services from a broker-dealer may influence the selection of a broker-dealer by the Adviser or Sub-Adviser for the execution of securities transactions for the Series. In addition, in negotiating commissions with a broker, the Series may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.


     In negotiating commissions with a broker, the Series may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these services, provided that the amount of such commission has been determined in good faith by the Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and research services provided by such broker-dealer.


     Portfolio transactions may be executed by brokers affiliated with the ING Groep N.V. or the Adviser or Sub-Adviser, so long as the commission paid to the affiliated broker is reasonable and fair compared to the commission that would be charged by an unaffiliated broker in a comparable transactions. The placement of portfolio brokerage with broker-dealers who have sold shares of the Series is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD").

     Purchases of securities for the Series also may be made directly from issuers or from underwriters. Purchase and sale transactions may be effected through dealers which specialize in the types of securities which the Fund will be holding. Dealers and underwriters usually act as principals for their own account. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter which has provided such research or other services as mentioned above.

     Some securities considered for investment by the Sereis may also be appropriate for other clients served by the Series' Adviser or Sub-Adviser. If the purchase or sale of securities is consistent with the investment policies of the Series and one or more of these other clients serviced by the Adviser or Sub-Adviser is considered at or about the same time, transactions in such securities will be allocated among the Series and the Adviser's or Sub-Adviser's other clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser or Sub-Adviser, and the results of such allocations, are subject to periodic review by the Board. To the extent the Series seeks to acquire the same security at the same time as another fund, the Series may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price for such security. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Series is concerned.

     Purchases and sales of fixed-income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market-makers for the securities at a net price. The Series will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed-income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed-income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed-income securities, it is the policy of the Series to obtain the best results taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Series will not necessarily pay the lowest spread or commission available. The Series may, in circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that provides or has provided research services to the Series. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of other securities firms.

     The Board has adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

                                 CODE OF ETHICS

The Board adopted a policy allowing trades to be made between affiliated registered investment companies or series thereof provided they meet the terms of Rule 17a-7 under the 1940 Act.

The Series, ING Investments, ING Distributor, Inc. and ING IM each have adopted a "Code of Ethics" or written supervisory procedures (in accordance with Rule 17j-1 under the 1940 Act). Each Code of Ethics allows personnel subject to that Code to invest in securities, including securities that may be purchased or held by the Series. However, it prohibits a person from taking advantage of Series trades or from acting on inside information.

                    DISCLOSURE OF THE PORTFOLIO'S SECURITIES

The Series is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Series' annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters.

In addition, the Series posts its portfolio holdings schedule on ING's website on a calendar-quarter basis and it is available on the first day of the second month of the next quarter. The portfolio holdings schedule is as of the preceding quarter-end (e.g., the Series will post the quarter-ending June 30 holdings on August 1).

The Series also compiles a list composed of its ten largest holdings ("Top Ten"). This information is produced monthly, and is made available on ING's website, on the tenth day of each month. The Top Ten holdings information is as of the last day of the previous month.

Investors (both individual and institutional), financial intermediaries that distribute the Series' shares and most third parties may receive the Series' annual or semi-annual reports, or view on ING's website, the Series' portfolio holdings schedule. The Top Ten list also is provided in quarterly Series descriptions that are included in the offering materials of variable life insurance products and variable annuity contracts.

Other than in regulatory filings or on ING's website, the Series may provide its portfolio holdings to certain unaffiliated third parties and affiliates when the Series has a legitimate business purpose for doing so. Specifically, the Series' disclosure of its portfolio holdings may include disclosure:

     - To the Series' independent registered public accounting firm, as named herein, for use in providing audit opinions;
     - To financial printers for the purpose of preparing Series regulatory filings;
     - For the purpose of due diligence regarding a merger or acquisition; - To a new adviser or sub-adviser prior to the commencement of its management of the Series;
     - To rating and ranking agencies such as Bloomberg, Morningstar, Lipper and Standard & Poor's, such agencies may receive more raw data for the Series than is posted on the Fund's website;
     - To consultants for use in providing asset allocation advice in connection with investments by affiliated funds-of-funds in the Series;
     - To service providers, such as proxy voting and class action services providers, on a daily basis, in connection with their providing services benefiting the Series; or
     - To a third party for purposes of effecting in-kind redemptions of securities to facilitate orderly redemption of portfolio assets and minimal impact on remaining Series shareholders.

In all instances of such disclosure the receiving party, by agreement, is subject to a duty of confidentiality, including a duty not to trade on such information.

The Series' Board has adopted policies and procedures ("Policies") designed to ensure that disclosure of information regarding the Series' portfolio securities is in the best interests of Series shareholders, including procedures to address conflicts between the interests of the Series' shareholders, on the one hand, and those of the Series' investment adviser, sub-adviser, principal underwriter or any affiliated person of the Series, its investment adviser, or its principal underwriter, on the other. Such Policies authorize the Series' administrator to implement the Board's policies and direct the administrator to document the expected benefit to shareholders. Among other considerations, the administrator is directed to consider whether such disclosure may create an advantage for the recipient or its affiliates or their clients over that of the Series' shareholders. Similarly, the administrator is directed to consider, among other things, whether the disclosure of portfolio holdings creates a conflict between the interests of shareholders and the interests of the Adviser, Sub-Adviser, principal underwriter and their affiliates. The Board has authorized the senior officers of the Series' administrator to authorize the release of the Series' portfolio holdings, as necessary, in conformity with the foregoing principles and to monitor for compliance with the Policies. The Series' administrator reports quarterly to the Board regarding the implementation of the Policies.

The Series has the following ongoing arrangements with certain third parties to provide the Series' portfolio holdings:

                                                                  TIME LAG BETWEEN DATE OF
                                                                    INFORMATION AND DATE
          PARTY                 PURPOSE           FREQUENCY         INFORMATION RELEASED
------------------------------------------------------------------------------------------
Institutional Shareholder   Proxy Voting           Daily                   None
Services, Inc.              & Class Action
                            Services

Charles River Development   Compliance             Daily                   None


All of the arrangements in the table above are subject to the Policies adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Portfolio and its shareholders. The Series' Board must approve any material change to the Policies. The Policies may not be waived, or exceptions made, without the consent of ING's Legal Department. All waivers and exceptions involving the Portfolios will be disclosed to the Series' Board no later than its next regularly scheduled quarterly meeting. No compensation or other consideration may be received by the Series, the Adviser, or any other party in connection with the disclosure of portfolio holdings in accordance with the Policies.

                             PROXY VOTING PROCEDURES

The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies relating to the Portfolio's securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures which require the Adviser to vote proxies in accordance with the Portfolio's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. In addition, the Board established the Valuation and Proxy Voting Committee to oversee the implementation of the Portfolio proxy voting procedure. A copy of the proxy voting procedures and guidelines of the Portfolio, including the procedures of the Adviser, is attached hereto as Appendix A. No later than August 31 of each year, information regarding how the Portfolio voted proxies relating to portfolio securities for the one-year period ending June 30th is available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).

                        PURCHASE AND REDEMPTION OF SHARES

Shares of the Series are purchased and redeemed at the NAV next determined after receipt of a purchase or redemption order in acceptable form as described in the Prospectus.

The value of shares redeemed may be more or less than a shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption. Payment for shares redeemed will be made by the Series within seven days or the maximum period allowed by law, if shorter, after the redemption request is received by the Series or by the insurance company.

                                 NET ASSET VALUE


          As noted in the Prospectus, the NAV and offering price of the Portfolio's shares will be determined once daily as of the close of regular trading ("Market Close") on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

          Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Investments in securities maturing in 60 days or less are valued at amortized cost, which, when combined with accrued interest, approximates market value. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See "Net Asset Value" in the "Information for Investors" section of the Prospectus. The long-term debt obligations held in a Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

          Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) or are deemed unreliable are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV, may also be valued at their fair values as determined in good faith by or under the supervision of a Portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation techniques applied in any specific instance may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

          The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Portfolio determines its NAV or if the foreign exchange closes prior to the time the Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio's NAV may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of a Portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio. In calculating a Portfolio's NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents.

          If an event occurs after the time at which the market for foreign securities held by the Portfolio closes but before the time that the Portfolio's NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Portfolio determines its NAV. In such a case, the Portfolio will use the fair value of such securities as determined under the Portfolio's valuation procedures. Events after the close of trading on a foreign market that could require the Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters and political and other events. Among other elements of analysis in determination of a security's fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, nor that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Portfolio's NAV.

          Options on securities, currencies, futures and other financial instruments purchased by the Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

          The fair value of other assets is added to the value of all securities positions to arrive at the value of the Portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the NAV per share.

          In computing the NAV for a class of shares of the Portfolio, all class-specific liabilities incurred or accrued are deducted from the class' net assets. The resulting net assets are divided by the number of shares of the class outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the NAV per share.

          Orders received by dealers prior to Market Close will be confirmed at the offering price computed as of Market Close provided the order is received by the Transfer Agent prior to Market Close that same day. It is the responsibility of the dealer to insure that all orders are transmitted timely to the Portfolio. Orders received by dealers after Market Close will be confirmed at the next computed offering price as described in the Prospectus.

                                   TAX STATUS

The following is only a limited discussion of certain additional tax considerations generally affecting the Series. No attempt is made to present a detailed explanation of the tax treatment of the Series and no explanation is provided with respect to the tax treatment of any shareholder. The discussions here and in the Prospectus are not intended as substitutes for careful tax planning. Holders of variable annuity contracts must consult their contract prospectus, prospectus summary or disclosure statement for information concerning the federal income tax consequences of owning such contracts.

Qualification as a Regulated Investment Company

The Series has elected to be taxed as a regulated investment company under Subchapter M of the Code. If for any taxable year the Series does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Series' current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Qualification of Segregated Asset Accounts

Under Code section 817(h), a segregated asset account upon which a variable annuity contract is based must be "adequately diversified." A segregated asset account will be adequately diversified if it satisfies one of two alternative tests set forth in the Treasury Regulations. Specifically, the Treasury Regulations provide, that except as permitted by the "safe harbor" discussed below, as of the end of each calendar quarter (or within 30 days thereafter) no more than 55% of the Series' total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions may be considered the same issuer. As a safe harbor, a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, U.S. government securities and securities of other regulated investment companies.

For purposes of these alternative diversification tests, a segregated asset account investing in shares of a regulated investment company will be entitled to "look-through" the regulated investment company to its pro rata portion of the regulated investment company's assets, provided the regulated investment company satisfies certain conditions relating to the ownership of the shares.

Foreign Investments

Investment income from foreign securities may be subject to foreign taxes withheld at the source. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Series' assets to be invested in various countries is not known.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on the undistributed income of a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). Tax-exempt interest on municipal obligations is not subject to the excise tax. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

The Series intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, shareholders should note that the Series may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                             PERFORMANCE INFORMATION

Performance information for the Series including the total return may appear in reports or promotional literature to current or prospective shareholders.

Average Annual Total Return

Quotations of average annual total return for the Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Series over a period of one and five years (or, if the Series has not been in existence for such periods, up to the life of the Series), calculated pursuant to the formula:

                     P(1 + T)(raised to the Nth power) = ERV

Where:
P = a hypothetical initial payment of $1,000

T = an average annual total return

n = the number of years

ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof).

Performance information for the Series may be compared, in reports and promotional literature, to: (a) the S&P 500 Index and/or the Lehman Brothers Aggregate Bond Index, or other indices (including, where appropriate, a blending of indices) that measure performance of a pertinent group of securities widely regarded by investors as representative of the securities markets in general;
(b) other groups of investment companies tracked by Morningstar or Lipper Analytical Services, widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Series.

                                   APPENDIX A

                                    ING FUNDS

                     PROXY VOTING PROCEDURES AND GUIDELINES

                          EFFECTIVE DATE: JULY 10, 2003
                           REVISION DATE: MAY 12, 2005

I.      INTRODUCTION

The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on EXHIBIT 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the equity assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by the Funds' Boards of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.

II.     VALUATION, PROXY AND BROKERAGE COMMITTEE

The Boards hereby delegate to the Valuation, Proxy and Brokerage Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to

----------
(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation, Proxy and Brokerage Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation, Proxy and Brokerage Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser (the "Adviser Procedures") are attached hereto as EXHIBIT 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined for purposes of the Adviser Procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.

III.    DELEGATION OF VOTING AUTHORITY

The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all proxies with respect to all portfolio securities of the Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation, Proxy and Brokerage Committee.

When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.

Funds that are "funds-of-funds" will "echo" vote their interests in underlying mutual funds, which may include ING Funds (or portfolios or series thereof) other than those set forth on EXHIBIT 1 attached hereto. This means that, if the fund-of-funds must vote on a proposal with respect to an underlying investment company, the fund-of-funds will vote its interest in that underlying fund in the same proportion all other shareholders in the investment company voted their interests.

A fund that is a "feeder" fund in a master-feeder structure does not echo vote. Rather, it passes votes requested by the underlying master fund to its shareholders. This means that, if the feeder fund is solicited by the master fund, it will request instructions from its own shareholders, either directly or, in the case of an insurance-dedicated Fund, through an insurance product or retirement plan, as to the manner in which to vote its interest in an underlying master fund.

When a Fund is a feeder in a master-feeder structure, proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund's proxy voting policies and procedures. As such, and except as otherwise noted herein with respect to vote reporting requirements, feeder Funds shall not be subject to these Procedures and Guidelines.

IV.     APPROVAL AND REVIEW OF PROCEDURES

Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in EXHIBIT 2. The Board hereby approves such procedures. All material changes to the Adviser Procedures must be approved by the Board or the Valuation, Proxy and Brokerage Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation, Proxy and Brokerage Committee at its next regularly scheduled meeting.

V.      VOTING PROCEDURES AND GUIDELINES

The Guidelines that are set forth in EXHIBIT 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.

Unless otherwise noted, the defined terms used hereafter shall have the same meaning as defined in the Adviser Procedures

        A.  Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For," "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional (as such term is defined for purposes of the Adviser Procedures) recommends a vote contrary to the Guidelines.

        B.  Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with a voting deadline, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is deemed to be conflicted as provided for under the Adviser Procedures, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined for purposes of the Adviser Procedures) is required in connection with Within-Guidelines votes.

            2.  NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as described in V.B. above and V.B.4. below.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under the Adviser Procedures, the Proxy Coordinator will then request that all members of the Proxy Group, including any members not in attendance at the meeting at which the relevant proxy is being considered, and each Investment Professional participating in the voting process complete a Conflicts Report (as such term is defined for purposes of the Adviser Procedures). As provided for in the Adviser Procedures, the Proxy Coordinator shall be responsible for identifying to Counsel potential conflicts of interest with respect to the Agent.

            If Counsel determines that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation, Proxy and Brokerage Committee(s) and forward to such Committee(s) all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent, where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser Procedures).

            If Counsel determines that there does not appear to be a conflict of interest with respect to the Agent, any member of the Proxy Group or the participating Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

            4.  Referrals to a Fund's Valuation, Proxy and Brokerage Committee

            A Fund's Valuation, Proxy and Brokerage Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

            The Proxy Coordinator shall use best efforts to timely refer matters to a Fund's Committee for its consideration. In the event any such matter cannot be timely referred to or considered by the Committee, it shall be the policy of the Funds to vote in accordance with the Agent's recommendation, unless the Agent's recommendation is conflicted on a matter requiring case-by-case consideration, in which case no action shall be taken on such matter (I.E., a "Non-Vote").

            The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Committee, all applicable recommendations, analysis, research and Conflicts Reports.

VI.     CONFLICTS OF INTEREST

In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends an Out-of-Guidelines vote, and Counsel has determined that a conflict of interest appears to exist with respect to the Agent, any member of the Proxy Group, or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it or the Agent may be deemed to have a conflict of interest. In the event a member of a Fund's Committee believes he/she has a conflict of interest that would preclude him/her from making a voting determination in the best interests of the beneficial owners of the applicable Fund, such Committee member shall so advise the Proxy Coordinator and recuse himself/herself with respect to determinations regarding the relevant proxy.

VII.    REPORTING AND RECORD RETENTION

Annually in August, each Fund that is not a feeder in a master/feeder structure will post its proxy voting record or a link thereto, for the prior one-year period ending on June 30th on the ING Funds website. No proxy voting record will be posted on the ING Funds website for any Fund that is a feeder in a master/feeder structure; however, a cross-reference to that of the master fund's proxy voting record as filed in the SEC's EDGAR database will be posted on the ING Funds website. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES

                                ING EQUITY TRUST
                                 ING FUNDS TRUST
             ING GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                               ING PARTNERS, INC.
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND

                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES


                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY

                             PROXY VOTING PROCEDURES

I.      INTRODUCTION

ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.

The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.

In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (the "Adviser Procedures") with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.

Unless otherwise noted, proxies will be voted in all instances.

II.     ROLES AND RESPONSIBILITIES

        A.  Proxy Coordinator

        The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines (the "Procedures" or "Guidelines" and collectively the "Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, and in connection with proxy proposals requiring case-by-case consideration, the Proxy Coordinator will call a meeting of the Proxy Group (as described below).

        Responsibilities assigned herein to the Proxy Coordinator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers' affiliates as are deemed appropriate by the Proxy Group.

        Unless specified otherwise, information provided to the Proxy Coordinator in connection with duties of the parties described herein shall be deemed delivered to the Advisers.

        B.  Agent

        An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies for publicly traded securities through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is Institutional Shareholder Services, Inc. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Adviser Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.

        The Agent shall be instructed to vote all proxies in accordance with a Fund's Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group or a Fund's Valuation, Proxy and Brokerage Committee ("Committee").

        The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.

        Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services voting to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

        C.  Proxy Group

        The Adviser shall establish a Proxy Group (the "Group" or "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.

        A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group and such other persons whose attendance may be deemed appropriate by the Proxy Group from time to time in furtherance of its duties or the day-to-day administration of the Funds.

        A meeting of the Proxy Group will be held whenever (1) the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, (2) the Agent has made no recommendation with respect to a vote on a proposal, or (3) a matter requires case-by-case consideration, including those in which the Agent's recommendation is deemed to be conflicted as provided for under these Adviser Procedures.

        For each proposal referred to the Proxy Group, it will review (1) the relevant Procedures and Guidelines, (2) the recommendation of the Agent, if any, (3) the recommendation of the Investment Professional(s), if any, and (4) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of a recommendation.

        If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.

        If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, it shall follow the procedures for such voting as established by a Fund's Board.

        The Proxy Coordinator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event quorum requirements cannot be timely met in connection with to a voting deadline, the Proxy Coordinator shall follow the procedures for such voting as established by a Fund's Board.

        D.  Investment Professionals

        The Funds' Advisers, sub-advisers and/or portfolio managers (each referred to herein as an "Investment Professional" and collectively, "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.

III.    VOTING PROCEDURES

        A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.

        B.  Routine Matters

        The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against," "Withhold" or "Abstain" on a proposal. However, the Agent shall be directed to refer any proxy proposal to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, it appears to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.

        C.  Matters Requiring Case-by-Case Consideration

        The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted "case-by-case" consideration.

        Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.

        The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
        Professional(s), as it deems necessary.

            1. WITHIN-GUIDELINES VOTES: Votes in Accordance with a Fund's Guidelines and/or, where applicable, Agent Recommendation

            In the event the Proxy Group, and where applicable, any Investment Professional participating in the voting process, recommend a vote within Guidelines, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in this manner. No Conflicts Report (as such term is defined herein) is required in connection with Within-Guidelines votes.

            2.  NON-VOTES: Votes in Which No Action is Taken

            The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, E.G., proxies in connection with securities no longer held in the portfolio of an ING Fund or proxies being considered on behalf of a Fund that is no longer in existence; or (2) if the cost of voting a proxy outweighs the benefits, E.G., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.

            Reasonable efforts shall be made to secure and vote all other proxies for the Funds, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a Fund's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

            Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for in the Funds' Procedures.

            3. OUT-OF-GUIDELINES VOTES: Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

            If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Procedures and Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted as provided for under these Adviser Procedures, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.

            4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation, Proxy and Brokerage Committee, all applicable recommendations, analysis, research and Conflicts Reports.

IV.     ASSESSMENT OF THE AGENT AND CONFLICTS OF INTEREST

In furtherance of the Advisers' fiduciary duty to the Funds and their beneficial owners, the Advisers shall establish the following:

        A.  Assessment of the Agent

            The Advisers shall establish that the Agent (1) is independent from the Advisers, (2) has resources that indicate it can competently provide analysis of proxy issues and (3) can make recommendations in an impartial manner and in the best interests of the Funds and their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do not less than annually as well as prior to engaging the services of any new proxy service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

            Information provided in connection with assessment of the Agent shall be forwarded to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review such information and advise the Proxy Coordinator as to whether a material concern exists and if so, determine the most appropriate course of action to eliminate such concern.

        B.  Conflicts of Interest

            The Advisers shall establish and maintain procedures to identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers' request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent's proxy analysis or recommendations. The Proxy Coordinator shall forward all such information to Counsel for review. Counsel shall review such information and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

            In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group, and each Investment Professional participating in the voting process, must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives, including taking steps to reasonably insulate the voting process from any conflict of interest that may exist in connection with the Agent's services or utilization thereof.

            For all matters for which the Proxy Group recommends an Out-of-Guidelines vote, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's Procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation that any recommendation from an Investment Professional provided in connection with an Out-of-Guidelines vote or under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

            The Proxy Coordinator shall forward all Conflicts Reports to Counsel for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a material conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.

V.      REPORTING AND RECORD RETENTION

The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.

                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES

PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:

       NAME                                      TITLE OR AFFILIATION
Stanley D. Vyner            Chief Investment Risk Officer and Executive Vice President, ING
                            Investments, LLC

Michael                     J. Roland Executive Vice President, ING Investments, LLC;
                            Vice President, ING Life Insurance and Annuity Company;
                            and Assistant Secretary, Directed Services, Inc.

Todd Modic                  Senior Vice President, ING Funds Services, LLC and ING
                            Investments, LLC; and Chief Financial Officer of the ING
                            Funds

Maria Anderson              Vice President of Fund Compliance, ING Funds Services, LLC

Karla J. Bos                Proxy Coordinator for the ING Funds and Manager - Special
                            Projects, ING Funds Services, LLC

Julius Drelick              Head of Product Strategy, ING Funds Services, LLC

Theresa K. Kelety, Esq.     Counsel, ING Americas US Legal Services

Effective as of April 21, 2005

                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES

                    PROXY VOTING GUIDELINES OF THE ING FUNDS

I.      INTRODUCTION

The following is a statement of the Proxy Voting Guidelines ("Guidelines") that have been adopted by the respective Boards of Directors or Trustees of each Fund. Unless otherwise provided for herein, any defined term used herein shall have the meaning assigned to it in the Funds' and Advisers' Proxy Voting Procedures (the "Procedures").

Proxies must be voted in the best interest of the Fund(s). The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.

The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.

II.     GUIDELINES

The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in global proxies.

GENERAL POLICIES
It shall generally be the policy of the Funds to take no action on a proxy for which no Fund holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases receiving CASE-BY-CASE consideration, including cases not specifically provided for under these Guidelines, unless otherwise provided for under these Guidelines, it shall generally be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote in accordance with the Agent's recommendation in cases in which such recommendation aligns with the recommendation of the relevant issuer's management. However, this policy shall not apply to CASE-BY-CASE proposals for which a contrary recommendation from the Investment Professional for the relevant Fund has been received and is to be utilized, provided that incorporation of any such recommendation shall be subject to the conflict of interest review process required under the Procedures.

Recommendations from the Investment Professionals, while not required under the Procedures, are likely to be considered with respect to proxies for private equity securities and/or proposals related to merger transactions/corporate restructurings, proxy contests related to takeover bids/contested business combinations, or unusual or controversial issues. Such input shall be given primary consideration with respect to CASE-BY-CASE proposals being considered on behalf of the relevant Fund.

The foregoing policies may be overridden in any case as provided for in the Procedures. Similarly, the Procedures provide that proposals whose Guidelines prescribe a firm voting position may instead be considered on a CASE-BY-CASE basis in cases in which unusual or controversial circumstances so dictate.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject.

1.      THE BOARD OF DIRECTORS
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Votes on director nominees not subject to specific policies described herein should be made on a CASE-BY-CASE basis.

In any cases in which application of the policies described herein would result in withholding votes from the majority of independent outside directors sitting on a board, or removal of such directors would negatively impact majority board independence, consider such nominees on a CASE-BY-CASE basis.

WITHHOLD votes from a nominee who, during both of the most recent two years, attended less than 75% of the board and committee meetings without a valid reason for the absences. DO NOT WITHHOLD votes in connection with attendance issues for nominees who have served on the board for less than the two most recent years.

WITHHOLD votes from a nominee who has failed to remove restrictive (dead-hand, slow-hand, no-hand) features from a poison pill only in cases for which culpability for implementation or renewal of the pill in such form can be specifically attributed to the nominee.

Provided that a nominee served on the board during the relevant time period, WITHHOLD votes from a nominee who has failed to implement a shareholder proposal that was approved by (1) a majority of the issuer's shares outstanding (most recent annual meeting) or (2) a majority of the votes cast for two consecutive years. However, in the case of shareholder proposals seeking shareholder ratification of a poison pill, generally DO NOT WITHHOLD votes from a nominee in such cases if the company has already implemented a policy that should reasonably prevent abusive use of the pill.

WITHHOLD votes from inside directors or affiliated outside directors who sit on the audit committee.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors who sit on the nominating or compensation committee, provided that such committee meets the applicable independence requirements of the relevant listing exchange. However, consider such nominees on a CASE-BY-CASE basis if the committee is majority insider-controlled.

DO NOT WITHHOLD votes from inside directors or affiliated outside directors if the full board serves as the compensation or nominating committee OR has not created one or both committees, provided that the issuer is in compliance with all provisions of the listing exchange in connection with performance of relevant functions (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).

In cases in which the Agent has identified a "pay for performance disconnect" or other form of excessive executive compensation practices, consider on a CASE-BY-CASE basis nominees who sit on the compensation committee, provided that such nominees served on the board during the relevant time period, but DO NOT WITHHOLD votes for this reason from the pay package recipient if also sitting for election but not a compensation committee member.

Generally, vote FOR independent outside director nominees serving on the audit committee, but if total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, do vote AGAINST auditor ratification if concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence.

Consider inside director or affiliated outside director nominees in cases in which the full board is not majority independent on a CASE-BY-CASE basis, excluding any non-voting director (E.G., director emeritus or advisory director) in calculations with respect to majority board independence.

Generally vote FOR nominees who sit on up to (and including) six public company boards unless (1) other concerns requiring CASE-BY-CASE consideration have been raised, or (2) the nominee is also CEO of a public company, in which case the public company board threshold shall be three, above which the nominee shall be considered on a CASE-BY-CASE basis.

PROPOSALS REGARDING BOARD COMPOSITION OR BOARD SERVICE
Generally, vote AGAINST shareholder proposals to impose new board structures or policies, including those requiring that the positions of chairman and CEO be held separately, except consider such proposals on a CASE-BY-CASE basis if the board is not majority independent or pervasive corporate governance concerns have been identified.
Generally, vote AGAINST shareholder proposals asking that more than a simple majority of directors be independent.
Generally, vote AGAINST shareholder proposals asking that board compensation and/or nominating committees be composed exclusively of independent directors. Generally, vote AGAINST shareholder proposals to limit the number of public company boards on which a director may serve.
Generally, vote AGAINST shareholder proposals that seek to redefine director independence or directors' specific roles (E.G., responsibilities of the lead director).
Generally, vote AGAINST shareholder proposals requesting creation of additional board committees or offices, except as otherwise provided for herein. Generally, vote FOR shareholder proposals that seek creation of an audit, compensation or nominating committee of the board, unless the committee in question is already in existence or the issuer has availed itself of an applicable exemption of the listing exchange (E.G., performance of relevant functions by a majority of independent directors in lieu of the formation of a separate committee).
Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.
Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors, but generally DO NOT VOTE AGAINST management proposals seeking to establish a retirement age for directors.

STOCK OWNERSHIP REQUIREMENTS
Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION
Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:
     (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
     (2)  Only if the director's legal expenses would be covered.

2.      PROXY CONTESTS
These proposals should generally be analyzed on a CASE-BY-CASE basis. Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals in connection with proxy contests related to takeover bids or other contested business combinations being considered on behalf of that Fund.

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.

REIMBURSE PROXY SOLICITATION EXPENSES
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

3.      AUDITORS
RATIFYING AUDITORS
Generally, except in cases of high non-audit fees, vote FOR management proposals to ratify auditors. If total non-audit fees exceed the total of audit fees, audit-related fees and tax compliance and preparation fees, consider on a CASE-BY-CASE basis, voting AGAINST management proposals to ratify auditors in cases in which concerns exist that remuneration for the non-audit work is so lucrative as to taint the auditor's independence. If such concerns exist or an issuer has a history of questionable accounting practices, also vote FOR shareholder proposals asking the issuer to present its auditor annually for ratification, but in other cases generally vote AGAINST.

AUDITOR INDEPENDENCE
Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).

AUDIT FIRM ROTATION:
Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.

4.      PROXY CONTEST DEFENSES
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
Generally, vote AGAINST proposals to classify the board.
Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.

SHAREHOLDER ABILITY TO REMOVE DIRECTORS
Generally, vote AGAINST proposals that provide that directors may be removed only for cause.
Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.
Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

CUMULATIVE VOTING
Unless the company maintains a classified board of directors, generally, vote FOR management proposals to eliminate cumulative voting.
In cases in which the company maintains a classified board of directors, generally vote FOR shareholder proposals to restore or permit cumulative voting.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Generally, vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD
Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board. Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.

5.      TENDER OFFER DEFENSES
POISON PILLS
Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification, unless a policy has already been implemented by the company that should reasonably prevent abusive use of the pill.
Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.
Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

FAIR PRICE PROVISIONS
Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis. Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

GREENMAIL
Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.
Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

PALE GREENMAIL
Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.

UNEQUAL VOTING RIGHTS
Generally, vote AGAINST dual-class exchange offers.
Generally, vote AGAINST dual-class recapitalizations.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.
Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS
Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

WHITE SQUIRE PLACEMENTS
Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

6.      MISCELLANEOUS
CONFIDENTIAL VOTING
Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:
   - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.
   -    If the dissidents agree, the policy remains in place.
   - If the dissidents do not agree, the confidential voting policy is waived.
Generally, vote FOR management proposals to adopt confidential voting.

OPEN ACCESS
Consider on a CASE-BY-CASE basis shareholder proposals seeking open access to management's proxy material in order to nominate their own candidates to the board.

MAJORITY VOTING STANDARD
Generally, vote FOR management proposals and AGAINST shareholder proposals seeking election of directors by the affirmative vote of the majority of votes cast in connection with a meeting of shareholders. For issuers with a history of board malfeasance, consider such shareholder proposals on a CASE-BY-CASE basis.

BUNDLED PROPOSALS
Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

SHAREHOLDER ADVISORY COMMITTEES
Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

OTHER BUSINESS
In connection with proxies of U.S. issuers, generally vote FOR management proposals for Other Business.

QUORUM REQUIREMENTS
Review on a CASE-BY-CASE basis proposals to lower quorum requirements for shareholder meetings below a majority of the shares outstanding.

7.      CAPITAL STRUCTURE
Analyze on a CASE-BY-CASE basis.

COMMON STOCK AUTHORIZATION
Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis Except where otherwise indicated, the Agent's proprietary approach, utilizing quantitative criteria (E.G., dilution, peer group comparison, company performance and history) to determine appropriate thresholds, will generally be utilized in evaluating such proposals.

   - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those requests exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
   - Generally vote FOR proposals to authorize capital increases within the Agent's allowable thresholds, unless the company states that the stock may be used as a takeover defense. In those cases, consider on a CASE-BY-CASE basis if a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.
   - Generally vote FOR proposals to authorize capital increases exceeding the Agent's thresholds when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.
Generally, vote FOR shareholder proposals to eliminate dual class capital structures with unequal voting rights in cases in which the relevant Fund owns the class with inferior voting rights, but generally vote AGAINST such proposals in cases in which the relevant Fund owns the class with superior voting rights.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS
Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares falls within the Agent's allowable thresholds, but consider on a CASE-BY-CASE basis those proposals exceeding the Agent's threshold for proposals in connection with which a contrary recommendation from the Investment Professional(s) has been received and is to be utilized.

REVERSE STOCK SPLITS
Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.

PREFERRED STOCK
Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense. Generally vote AGAINST in cases where the company expressly states that the stock may be used as a takeover defense.
Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK
Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
Generally, vote FOR management proposals to reduce the par value of common stock.

PREEMPTIVE RIGHTS
Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights or management proposals that seek to eliminate them. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

DEBT RESTRUCTURINGS
Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

SHARE REPURCHASE PROGRAMS
Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms. Generally, vote FOR management proposals to cancel repurchased shares.

TRACKING STOCK
Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.

8.      EXECUTIVE AND DIRECTOR COMPENSATION
Unless otherwise provided for herein, votes with respect to compensation and employee benefit plans should be determined on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's quantitative approach to evaluating such plans, which includes determination of costs and comparison to an allowable cap. Generally vote in accordance with the Agent's recommendations FOR equity-based plans with costs within such cap and AGAINST those with costs in excess of it, but consider plans CASE-BY-CASE if the Agent raises other considerations with respect to the plan.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Review on a CASE-BY-CASE basis management proposals seeking approval to reprice/replace options, considering rationale, historic trading patterns, value-for-value exchange, participation limits, vesting periods and replacement option terms.
Vote AGAINST compensation plans that permit repricing of stock options without shareholder approval.

DIRECTOR COMPENSATION
Votes on stock-based plans for directors are made on a CASE-BY-CASE basis, with voting decisions generally based on the Agent's approach as described above.

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.

OBRA-RELATED COMPENSATION PROPOSALS:
     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
     FEATURES
     Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO ADD PERFORMANCE-BASED GOALS
     Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA
     Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.

     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS
     Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY
Generally, vote AGAINST shareholder proposals that seek disclosure of the remuneration of individuals other than senior executives and directors.
Unless evidence exists of abuse in historical compensation practices, and except as otherwise provided for herein, generally vote AGAINST shareholder proposals that seek to impose new compensation structures or policies.

GOLDEN AND TIN PARACHUTES
Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification, provided that such "parachutes" specify change-in-control events and that the proposal does not include unduly restrictive or arbitrary provisions such as advance approval requirements. Generally vote AGAINST shareholder proposals to submit executive severance agreements that do not specify change-in-control events, Supplemental Executive Retirement Plans or deferred executive compensation plans for shareholder ratification, unless such ratification is required by the listing exchange. Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (I.E., generally greater than five percent of outstanding shares).

401(k) EMPLOYEE BENEFIT PLANS
Generally, vote FOR proposals to implement a 401(k) savings plan for employees.

EXPENSING OF STOCK OPTIONS
Generally, vote AGAINST shareholder proposals to expense stock options before such treatment is required by the Federal Accounting Standards Board.

HOLDING PERIODS
Generally, vote AGAINST proposals requiring mandatory periods for officers and directors to hold company stock.

9.      STATE OF INCORPORATION
VOTING ON STATE TAKEOVER STATUTES
Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

VOTING ON REINCORPORATION PROPOSALS
Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis. Generally, vote FOR management reincorporation proposals upon which another key proposal, such as a merger transaction, is contingent if the other key proposal is also supported. Generally, vote AGAINST shareholder reincorporation proposals not also supported by the company.

10.     MERGERS AND CORPORATE RESTRUCTURINGS
Input from the Investment Professional(s) for a given Fund shall be given primary consideration with respect to proposals regarding merger transactions or other corporate restructurings being considered on behalf of that Fund.

MERGERS AND ACQUISITIONS
Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.

CORPORATE RESTRUCTURING
Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations and asset sales, should be considered on a CASE-BY-CASE basis.

SPINOFFS
Votes on spinoffs should be considered on a CASE-BY-CASE basis.

ASSET SALES
Votes on asset sales should be made on a CASE-BY-CASE basis.

LIQUIDATIONS
Votes on liquidations should be made on a CASE-BY-CASE basis.

ADJOURNMENT
Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.

APPRAISAL RIGHTS
Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

CHANGING CORPORATE NAME
Generally, vote FOR changing the corporate name.

11.     MUTUAL FUND PROXIES
ELECTION OF DIRECTORS
Vote the election of directors on a CASE-BY-CASE basis.

CONVERTING CLOSED-END FUND TO OPEN-END FUND
Vote conversion proposals on a CASE-BY-CASE basis.

PROXY CONTESTS
Vote proxy contests on a CASE-BY-CASE basis.

INVESTMENT ADVISORY AGREEMENTS
Vote the investment advisory agreements on a CASE-BY-CASE basis.

APPROVING NEW CLASSES OR SERIES OF SHARES
Generally, vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS
Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.

1940 ACT POLICIES
Vote these proposals on a CASE-BY-CASE basis.

CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION Vote these proposals on a CASE-BY-CASE basis.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME RULE PROPOSALS
Vote these proposals on a CASE-BY-CASE basis.

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Vote these proposals on a CASE-BY-CASE basis.

CHANGES TO THE CHARTER DOCUMENT
Vote changes to the charter document on a CASE-BY-CASE basis.

CHANGING THE DOMICILE OF A FUND
Vote reincorporations on a CASE-BY-CASE basis.

CHANGE IN FUND'S SUBCLASSIFICATION
Vote these proposals on a CASE-BY-CASE basis.

AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL
Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS
Vote these proposals on a CASE-BY-CASE basis.

MASTER-FEEDER STRUCTURE
Generally, vote FOR the establishment of a master-feeder structure.

MERGERS
Vote merger proposals on a CASE-BY-CASE basis.

ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT
Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.

REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED
Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.

TERMINATE THE INVESTMENT ADVISOR
Vote to terminate the investment advisor on a CASE-BY-CASE basis.

12.     SOCIAL AND ENVIRONMENTAL ISSUES
These issues cover a wide range of topics. In general, unless otherwise specified herein, vote CASE-BY-CASE. While a wide variety of factors may go into each analysis, the overall principle guiding all vote recommendations focuses on how or whether the proposal will enhance the economic value of the company. Because a company's board is likely to have access to relevant, non-public information regarding a company's business, such proposals will generally be voted in a manner intended to give the board (rather than shareholders) latitude to set corporate policy and oversee management.

Absent concurring support from the issuer, compelling evidence of abuse, significant public controversy or litigation, the issuer's significant history of relevant violations; or activities not in step with market practice or regulatory requirements, or unless provided for otherwise herein, generally vote AGAINST shareholder proposals seeking to dictate corporate conduct, apply existing law or release information that would not help a shareholder evaluate an investment in the corporation as an economic matter. Such proposals would generally include those seeking preparation of reports and/or implementation or additional disclosure of corporate policies related to issues such as consumer and public safety, environment and energy, labor standards and human rights, military business and political concerns, workplace diversity and non-discrimination, sustainability, social issues, vendor activities, economic risk or matters of science and engineering.

13.  GLOBAL PROXIES
The foregoing Guidelines provided in connection with proxies of U.S. issuers shall also be applied to global proxies where applicable and not provided for otherwise herein. The following provide for differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.

Unless otherwise provided for herein, it shall generally be the policy of the Funds to vote AGAINST global proxy proposals in cases in which the Agent recommends voting AGAINST such proposal because relevant disclosure by the issuer, or the time provided for consideration of such disclosure, is inadequate.

ROUTINE MANAGEMENT PROPOSALS
Generally, vote FOR the following and other similar routine management proposals:
   -    the opening of the shareholder meeting
   -    that the meeting has been convened under local regulatory requirements
   -    the presence of quorum
   -    the agenda for the shareholder meeting
   -    the election of the chair of the meeting
   -    the appointment of shareholders to co-sign the minutes of the meeting

   -    regulatory filings (E.G., to effect approved share issuances)
   - the designation of inspector or shareholder representative(s) of minutes of meeting
   - the designation of two shareholders to approve and sign minutes of meeting
   -    the allowance of questions
   -    the publication of minutes - the closing of the shareholder meeting

DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS
Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.

DIRECTOR ELECTIONS
Unless otherwise provided for herein, the Agent's standards with respect to determining director independence shall apply. These standards generally provide that, to be considered completely independent, a director shall have no material connection to the company other than the board seat.

Agreement with the Agent's independence standards shall not dictate that a Fund's vote shall be cast according to the Agent's corresponding recommendation. Further, the application of Guidelines in connection with such standards shall apply only in cases in which the nominee's level of independence can be ascertained based on available disclosure. Votes on director nominees not subject to policies described herein should be made on a CASE-BY-CASE basis.

For issuers domiciled in Bermuda, Canada, Cayman Islands, British Virgin Islands or other tax haven markets, generally vote AGAINST non-independent directors in cases in which the full board serves as the audit committee, or the company does not have an audit committee.

For issuers in all markets, including those in tax haven markets and those in Japan that have adopted the U.S.-style board-with-committees structure, vote AGAINST non-independent directors who sit on the audit committee unless the slate of nominees is bundled, in which case the proposal(s) to elect board members shall be considered on a CASE-BY-CASE basis.

In tax haven markets, DO NOT VOTE AGAINST non-independent directors in cases in which the full board serves as the compensation committee, or the company does not have a compensation committee.

DO NOT VOTE AGAINST non-independent directors who sit on the compensation or nominating committees, provided that such committees meet the applicable independence requirements of the relevant listing exchange.

In cases in which committee membership is unclear, consider non-independent director nominees on a CASE-BY-CASE basis if no other issues have been raised in connection with his/her nomination.

INDEPENDENT STATUTORY AUDITORS
With respect to Japanese companies that have not adopted the U.S.-style board-with-committees structure, vote AGAINST any nominee to the position of "independent statutory auditor" whom the Agent considers affiliated, E.G., if the nominee has worked a significant portion of his career for the company, its main bank or one of its top shareholders. Where shareholders are forced to vote on multiple nominees in a single resolution, vote AGAINST all nominees.

NOMINATING COMMITTEE
Generally, vote AGAINST proposals that permit non-board members to serve on the nominating committee.

DIRECTOR REMUNERATION
Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.

RETIREMENT BONUSES
With respect to Japanese companies, follow the Agent's guidelines for proposals regarding payment of retirement bonuses to directors and auditors: Generally vote FOR such proposals if all payments are for directors and auditors who have served as executives of the company. Generally vote AGAINST such proposals if one or more payments are for non-executive, affiliated directors or statutory auditors; when one or more of the individuals to whom the grants are being proposed (1) has not served in an executive capacity for the company for at least three years or (2) has been designated by the company as an independent statutory auditor, regardless of the length of time he/she has served.

STOCK OPTION PLANS
With respect to Japanese companies, follow the Agent's guidelines with respect to proposals regarding option grants to independent internal statutory auditors, generally voting AGAINST such plans.

SHARES RESERVED FOR ISSUANCE OF OPTIONS OR EMPLOYEE SHARE-PURCHASE PLANS Generally vote AGAINST option plans, or the issuance of shares in connection with such plans, that provide discounts to executives, are administered by potential grant recipients, or are markedly out of line with market practice. Consider proposals in connection with option plans or the issuance of shares in connection with them in other instances on a CASE-BY-CASE basis.

GENERAL SHARE ISSUANCES
Generally vote AGAINST proposals to issue shares (with or without preemptive rights) in cases in which concerns have been identified by the Agent with respect to inadequate disclosure, inadequate restrictions on discounts, or authority to refresh share issuance amounts without prior shareholder approval. Consider such proposals on a CASE-BY-CASE basis in cases in which the issuance exceeds the Agent's guidelines for issuances based on percentage of capital or dilution.

APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS
Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.

REMUNERATION OF AUDITORS
Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.

INDEMNIFICATION OF AUDITORS
Generally, vote AGAINST proposals to indemnify auditors.

ALLOCATION OF INCOME AND DIVIDENDS
Consider management proposals concerning allocation of income and the distribution of dividends on a CASE-BY-CASE basis.

STOCK (SCRIP) DIVIDEND ALTERNATIVES
Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

DEBT ISSUANCE REQUESTS
When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.

Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.

FINANCING PLANS
Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.

RELATED PARTY TRANSACTIONS
Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.

CAPITALIZATION OF RESERVES
Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.

ARTICLE AMENDMENTS
Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.

Generally, vote FOR an article amendment if:
   -    it is editorial in nature;
   -    shareholder rights are protected;
   -    there is negligible or positive impact on shareholder value;
   -    management provides adequate reasons for the amendments; or
   -    the company is required to do so by law (if applicable).

With respect to article amendments for Japanese companies:
   - Generally vote FOR management proposals to amend a company's articles to provide for an expansion or reduction in the size of the board, unless the expansion/reduction is clearly disproportionate to the growth/decrease in the scale of the business.
   - Generally follow the Agent's guidelines with respect to management proposals regarding amendments to authorize share repurchases at the board's discretion, voting AGAINST proposals unless there is little to no likelihood of a "creeping takeover" (major shareholder owns nearly enough shares to reach a critical control threshold) or constraints on liquidity (free float of shares is low), and where the company is trading at below book value or is facing a real likelihood of substantial share sales; or where this amendment is bundled with other amendments which are clearly in shareholders' interest.

OTHER BUSINESS
In connection with global proxies, vote in accordance with the Agent's market-specific recommendations on management proposals for Other Business, generally AGAINST.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS


(a) (1) Trust Instrument dated July 15, 1999 - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

     (2) Certificate of Amendment effective April 30, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

     (3) Certificate of Amendment effective May 9, 2001 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

     (4) Amendment No. 1 to the Trust Instrument of ING Variable Insurance Trust effective March 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

     (5) Certificate of Amendment effective May 1, 2002 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

     (6) Amendment No. 2 to the Trust Instrument of ING Variable Insurance Trust effective February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A on April 25, 2003 and incorporated herein by reference.

     (7) Amendment No. 3 to the Trust Instrument of ING Variable Insurance Trust (regarding ING GET U.S. Core - Series 1) effective March 10, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

     (8) Amendment No. 4 to the Trust Instrument of ING Variable Insurance Trust (regarding ING GET U.S. Opportunity - Series 1) effective March 10, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

     (9) Amendment No. 5 to the Trust Instrument of ING Variable Insurance Trust effective April 17, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A on April 25, 2003 and incorporated herein by reference.

     (10) Amendment No. 6 to the Trust Instrument of ING Variable Insurance Trust (regarding ING GET U.S. Core Series 2) effective September 2, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

     (11) Amendment No. 7 to the Trust Instrument of ING Variable Insurance Trust effective September 22, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A on December 8, 2003 and incorporated herein by reference.

     (12) Amendment No. 8 to the Trust Instrument of ING Variable Insurance Trust effective March 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A on December 8, 2003 and incorporated herein by reference.

     (13) Amendment No. 9 to the Trust Instrument of ING Variable Insurance Trust effective May 28, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

     (14) Amendment No. 10 to the Trust Instrument of ING Variable Insurance Trust effective August 27, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A on April 30, 2004 and incorporated herein by reference.

     (15) Amendment No. 11 to the Trust Instrument of ING Variable Insurance Trust (regarding ING GET U.S. Core - Series 7) effective June 3, 2004
          - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

     (16) Amendment No. 12 to the Trust Instrument of ING Variable Insurance Trust (regarding ING GET U.S. Core - Series 8) effective June 3, 2004
          - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

     (17) Amendment No. 13 to the Trust Instrument of ING Variable Insurance Trust (regarding ING GET U.S. Core - Series 9) effective June 3, 2004
          - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

     (18) Amendment No. 14 to the Trust Instrument of ING Variable Insurance Trust (regarding ING GET U.S. Core - Series 10, 11 and 12) effective March 30, 2005. - Filed herein.

     (19) Amendment No. 15 to the Trust Instrument of ING Variable Insurance Trust (regarding changing the name of ING VP Worldwide Growth Portfolio to ING VP Global Equity Dividend Portfolio) effective April 29, 2005. - Filed herein.

(b) By-Laws of Registrant - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a) above and in Articles IV, VI and XIII of the By-Laws referenced in Exhibit (b) above.

(d) (1) Amended and Restated Management Agreement dated August 2, 2005 between ING Variable Insurance Trust and ING Investments, LLC - to be filed by subsequent Post-Effective Amendment.

     (2) Sub-Advisory Agreement, made February 25, 2003, between ING Investments, LLC and ING Investment Management Co. (formerly known as Aeltus Investment Management, Inc.) - Filed as an Exhibit to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

               (i) First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co., effective as of July 11, 2003 - Filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

               (ii) Second Amendment to the Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co., effective as of September 1, 2003-Filed as an Exhibit to Post- Effective Amendment No. 11 to the

                       Registrant's Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

               (iii) Amended Schedule A effective February 25, 2003, to the Sub-Advisory Agreement, between ING Investments, LLC and ING Investment Management Co. (ING IM)(formerly known as Aeltus Investment Management, Inc.) dated June 4, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

               (iv) Termination letter regarding Sub-Advisory Agreement between ING Investments, LLC and ING Investment Management Co. (regarding ING VP Global Equity Dividend Portfolio formerly known as ING VP Worldwide Growth Portfolio) - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement filed on Form N-1A on April 29, 2005 and incorporated herein by reference.

               (v) Amended Schedule A effective March 30, 2005, to the Sub-Advisory Agreement between ING Investments, LLC and ING IM (ING GET U.S. Core Series 1through 12) - Filed herein.

     (3) Interim Sub-Advisory Agreement dated April 29, 2005 between ING Investments, LLC and ING Investment Management Advisors, B.V. (regarding ING VP Global Equity Dividend Portfolio formerly known as ING VP Worldwide Growth Portfolio) - Filed herein.

     (4) Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable Insurance Trust effective February 1, 2005 - Filed herein.

               (i) Amended Schedule A to the Restated Expense Limitation Agreement (ING GET U.S. Core Series 1 through 12) - Filed herein.

     (5) Amended and Restated Expense Limitation Agreement between ING Variable Insurance Trust and ING Investments, LLC (for the ING VP Global Equity Dividend Portfolio formerly known as ING VP Worldwide Growth Portfolio only) dated February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement filed on Form N-1A on April 29, 2005 and incorporated herein by reference.

               (i) Fee Waiver Letter Agreement between ING Variable Insurance Trust and ING Investments, LLC dated January 1, 2005 (regarding ING VP Global Equity Dividend Portfolio)
                       - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement filed on Form N-1A on April 29, 2005 and incorporated herein by reference.

(e) (1) Distribution Agreement between ING Variable Insurance Trust and ING Funds Distributor, LLC dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

               (i) Amended Schedule A with respect to the Distribution Agreement between ING Variable Insurance Trust and ING Funds Distributor, LLC (ING GET U.S. Core Series 1 through 12) - Filed herein.

(f)       N/A

(g) (1) Custody Agreement between The Bank of New York and Registrant dated January 6, 2003 - Filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

               (i)     Amended Exhibit A to the Securities Lending Agreement and
                       Guaranty with The Bank of New York dated as of [   ],
                       2005- to be filed by subsequent Post-Effective Amendment.

     (2) Foreign Custody Manager Agreement between The Bank of New York and Registrant - Filed as an Exhibit to Post Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

               (i)     Amended Exhibit A to the Foreign Custody Manager
                       Agreement with The Bank of New York dated as of [   ],
                       2005 - to be filed by subsequent Post-Effective
                       Amendment.

               (ii) Amended Schedule 2 to the Foreign Custody Manager Agreement with The Bank of New York dated as of June 6, 2003 - Filed as an Exhibit to Post-Effective Amendment

                       No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

     (3) Securities Lending Agreement and Guaranty between Investment Company and The Bank of New York dated August 7, 2003 - Filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

               (i) Amended Exhibit A dated as of April 29, 2005 to the Securities Lending Agreement with The Bank of New York - Filed herein.

     (4)  Cash Reserve Agreement with The Bank of New York dated March 31, 2003
          - Filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

               (i)     Amended Exhibit A dated as of [   ], 2005 to the Cash
                       Reserve Agreement with The Bank of New York - to be filed by subsequent Post-Effective Amendment.

(h) (1) Participation Agreement among Equitable Life Insurance Company of Iowa, the Registrant, ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. dated April 28, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

     (2) Participation Agreement among Golden American Life Insurance Company, the Registrant, ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. dated April 28, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

     (3) Participation Agreement among First Golden American Life Insurance Company of New York, the Registrant, ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc. dated April 28, 2000 - Filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

     (4) Administration Agreement between ING Variable Insurance Trust and ING Funds Services, LLC dated February 25, 2003 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration

          Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

               (i)     Amended Schedule A dated [   ], 2005 to the
                       Administration Agreement between ING Variable Insurance Trust and ING Funds Services, LLC - to be filed by subsequent Post-Effective Amendment.

     (5) Fund Accounting Agreement between Registrant and The Bank of New York dated January 6, 2003 - Filed as an Exhibit to Post- Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A filed on March 12, 2004 and incorporated herein by reference.

               (i)     Amended Exhibit A dated [   ], 2005 to Fund Accounting
                       Agreement between Registrant and The Bank of New York - to be filed by subsequent Post-Effective Amendment.

     (6) Agency Agreement between Registrant and DST Systems, Inc. - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

               (i) Amended and Restated Exhibit A dated April 11, 2005 to the Agency Agreement between ING Variable Insurance Trust and DST Systems, Inc. - Filed herein.

(i) (1) Opinion and Consent of Paul, Weiss, Rifkind, Wharton & Garrison regarding the legality of the securities being issued - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

     (2) Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio - Series 1 and Series 2) - Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A on May 29, 2003 and incorporated herein by reference.

     (3) Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio - Series 3 and Series 4) - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A on December 8, 2003 and incorporated herein by reference.

     (4) Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio - Series 5 and Series

          6) - Filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on May 26, 2004 and incorporated herein by reference.

     (5) Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio - Series 7 and Series 8) - Filed as an exhibit to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed on November 12, 2004 and incorporated herein by reference.

     (6) Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Portfolio - 9) -- Filed as an exhibit to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A filed on May 24, 2005.

     (7) Opinion and Consent of Dechert LLP regarding the legality of the securities being issued (ING GET U.S. Core Series 10 and 11) - to be filed by subsequent Post-Effective Amendment.

(j) (1) Consent of Independent Registered Public Accounting Firm -to be filed by subsequent Post-Effective Amendment.

(k)       N/A

(l) Form of Purchase Agreement. - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

(m) (1) Distribution Plan between ING Variable Insurance Trust and ING Funds Distributor, LLC dated February 25, 2003 - Filed as an exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A on May 29, 2003 and incorporated herein by reference.

               (i) Amended Schedule A to the Distribution Plan between ING Variable Insurance Trust and ING Funds Distributor, LLC
                       dated [   ], 2005 - to be filed by subsequent
                       Post-Effective Amendment.

(n)       N/A

(o)       N/A

(p) (1) ING Funds and Advisers Code of Ethics dated as of June 1, 2004 - Filed as an Exhibit to Post-Effective Amendment No. 14 to the Registrant's Registration Statement filed on Form N-1A on August 31, 2004 and incorporated herein by reference.

     (2) ING Investment Management Americas ("IIM Americas") Code of Ethics dated February, 2005 - filed as an Exhibit to Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A filed on March 11, 2005 and incorporated herein by reference.

     (3) ING Investment Management Advisors, B.V. Code of Ethics dated February 1, 2005 - Filed as an Exhibit to Post-Effective Amendment No. 18 to the Registrant's Registration Statement filed on Form N-1A on April 29, 2005 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     There are no persons controlled by or under common control with the Fund.

ITEM 25. INDEMNIFICATION

     Reference is made to Article IX of Registrants By-Laws and paragraphs 1.11 of the Distribution Agreement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

     In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under circumstances.

     Section 12 of the Investment Management Agreement with ING Investments, LLC (formerly ING Pilgrim Investments, LLC) and Section 9 of the Sub-Advisory Agreement with ING Investment Management Advisors B.V. and ING Investment Management LLC, Section 1.11 of the Distribution Agreement between the Registrant and ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), and Section 20 of the Distribution Agreement between the Registrant and ING Pilgrim Securities, Inc. limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE ADVISER

     (a) Information as to the directors and officers of ING Investments, LLC (the "Investment Manager"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Intermediate Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

     (b)  Not applicable.

     (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
     Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

     (a) ING Variable Insurance Trust, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

     (b) ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380 (records of prior investment manager) and 230 Park Avenue, New York, NY 10169 (records of prior investment manager relating to its UIT business)

     (c) ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258 (records of principal underwriter)

     (d) ING Investment Management Advisors B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as former investment sub-adviser for ING VP Worldwide Growth Portfolio and records relating to its function as former investment sub-adviser for ING VP Global Technology Portfolio and investment sub-adviser for ING VP Global Equity Dividend Portfolio)

     (e) ING Investment Management LLC, 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 (records relating to its functions as former investment sub-adviser for ING VP High Yield Bond Portfolio)

     (f) State Street Bank Trust Company, 801 Pennsylvania Street, Kansas City, MO 64105

     (g) ING Investments, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258

     (h) DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent)

     (i) The Bank of New York, One Wall Street, New York, NY 10286 (records relating to its functions as custodian)

     (j) ING Investment Management Co. (ING IM) (relating to its function as Sub-Adviser for ING GET U.S. Core Portfolio),10 State House Square Hartford, CT 06103-3602.

ITEM 29. MANAGEMENT SERVICES

     Not applicable.


ITEM 30. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 16th day of June, 2005.

                                              ING VARIABLE INSURANCE TRUST


                                                    By: /s/ Huey P. Falgout, Jr.
                                                  ------------------------------
                                                            Huey P. Falgout, Jr.
                                                                       Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURES                        TITLE                       DATE
       ------------                    ------------                  ------
---------------------------      Trustee and Chairman         June 16, 2005
        Jock Patton*


---------------------------      President and Chief          June 16, 2005
     James M. Hennessy*          Executive Officer


         /s/ Todd Modic
---------------------------      Senior Vice President        June 16, 2005
        Todd Modic*               and Chief/Principal
                                  Financial Officer


---------------------------      Trustee                      June 16, 2005
       John V. Boyer*

---------------------------      Trustee                      June 16, 2005
     J. Michael Earley*


---------------------------      Trustee                      June 16, 2005
   R. Barbara Gitenstein*


---------------------------      Trustee                      June 16, 2005
      Patrick Kenny*


---------------------------      Trustee                      June 16, 2005
    Walter H. May, Jr.*


---------------------------      Trustee                      June 16, 2005
   Thomas J. McInerney*


---------------------------      Trustee                      June 16, 2005
     David W. C. Putnam*


---------------------------      Trustee                      June 16, 2005
      John G. Turner*


---------------------------      Trustee                      June 16, 2005
     Roger B. Vincent*


---------------------------      Trustee                      June 16, 2005
   Richard A. Wedemeyer*


*By: /s/ Huey P. Falgout, Jr.
   ---------------------------
   Huey P. Falgout, Jr.
   Attorney-in-fact**


** Powers of Attorney for James M. Hennessy, and each Trustee were filed as attachments to Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed on Form N-1A on February 28, 2005 and incorporated herein by reference.

                                  EXHIBIT INDEX

EXHIBIT NUMBER                               EXHIBIT DESCRIPTION
--------------------------------------------------------------------------------
(a)(18)                      Amendment No. 14 to the Trust Instrument of ING
                             Variable Insurance Trust (regarding ING GET U.S.
                             Core - Series 10, 11 and 12) effective March 30,
                             2005.

(a)(19)                      Amendment No. 15 to the Trust Instrument of ING
                             Variable Insurance Trust (regarding changing the name of ING VP Worldwide Growth Portfolio to ING VP
                             Global Equity Dividend Portfolio) effective April
                             29, 2005. (d)(2)(v) Amended Schedule A to the
                             Sub-Advisory Agreement between ING Investments, LLC and ING IM made March 30, 2005.

(d)(2)(v) Amended Schedule A, effective March 30, 2005, to the Sub-Advisory Agreement between ING Investments,
                             LLC and ING IM.

(d)(3) Interim Sub-Advisory Agreement dated April 29, 2005 between ING Investments, LLC and ING Investment
                             Management Advisors, B.V.

(d)(4) Amended and Restated Expense Limitation Agreement between ING Investments, LLC and ING Variable
                             Insurance Trust effective February 1, 2005.

(d)(4)(i)                    Amended Schedule A to the Restated Expense
                             Limitation Agreement (ING GET U.S. Core Series 1 through 12).

(e)(1)(i)                    Amended Schedule A with respect to the Distribution
                             Agreement between ING Variable Insurance Trust and
                             ING Funds Distributor, LLC (ING GET U.S. Core
                             Series 1 through 12).

(g)(3)(i) Amended Exhibit A, dated as of April 29, 2005, to the Securities Lending Agreement with The Bank of
                             New York.

(h)(6)(i)                    Amended and Restated Exhibit A, dated April 11,
                             2005, to the Agency Agreement between ING Variable
                             Insurance Trust and DST Systems, Inc..
